UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock—94.6% †
Advertising—1.5%
Omnicom Group Inc.	10,245	$518,909

Aerospace & Defense—2.7%
CAE Inc.	8,328	85,242
Hexcel Corp.	3,412	81,922	(a)
Honeywell International Inc.	9,508	580,463
Rockwell Collins Inc.	2,677	154,088
		901,715

Agricultural Products—0.8%
Archer-Daniels-Midland Co.	8,780	277,975

Air Freight & Logistics—1.7%
FedEx Corp.	1,637	150,539
United Parcel Service Inc.	5,208	420,390
		570,929

Asset Management & Custody Banks—3.0%
Ameriprise Financial Inc.	3,906	223,150
Invesco Ltd.	12,500	333,375
State Street Corp.	10,234	465,647	(e)
		1,022,172

Auto Parts & Equipment—0.1%
Johnson Controls Inc.	1,202	39,041

Automobile Manufacturers—0.3%
Ford Motor Co.	7,925	98,983

Automotive Retail—0.1%
AutoZone Inc.	131	48 ,706	(a)

Biotechnology—3.4%
Amgen Inc.	8,275	562,617	(h)
Gilead Sciences Inc.	11,626	567,930	(a)
		1,130,547

Brewers—0.1%
Molson Coors Brewing Co.	558	25,250

Broadcasting—0.2%
CBS Corp.	2,492	84,504

Cable & Satellite—1.7%
Comcast Corp.	9,115	273,541
DIRECTV	4,469	220,500	(a)
Liberty Global Inc.	1,519	72,745	(a)
Sirius XM Radio Inc.	7,262	16,775	(a)
		583,561

Casinos & Gaming—0.9%
Las Vegas Sands Corp.	5,333	307,021

Communications Equipment—5.1%
Acme Packet Inc.	744	20,475	(a)
Cisco Systems Inc.	40,433	855,158
Qualcomm Inc.	12,453	847,053
		1,722,686

Computer Hardware—6.1%
Apple Inc.	3,463	2,075,965	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Caterpillar Inc.	1,064	113,337

Consumer Finance—1.2%
American Express Co.	6,957	402,532

Data Processing & Outsourced Services—1.9%
The Western Union Co.	2,046	36,010
Visa Inc.	5,076	598,968
		634,978

Department Stores—0.4%
Macy’s Inc.	3,123	124,077

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	1,637	86,597

Diversified Financial Services—4.0%
Citigroup Inc.	3,720	135,966
Comerica Inc.	3,795	122,806
JPMorgan Chase & Co.	10,427	479,433
Wells Fargo & Co.	18,415	628,688
		1,366,893

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	3,646	138,694

Drug Retail—0.3%
CVS Caremark Corp.	2,120	94,976

Electric Utilities—1.0%
Exelon Corp.	2,790	109,396
FirstEnergy Corp.	2,307	105,176
ITC Holdings Corp.	962	74,016
NextEra Energy Inc.	818	49,963
		338,551

Electrical Components & Equipment—0.6%
Cooper Industries PLC	3,199	204,576

Fertilizers & Agricultural Chemicals—1.5%
Monsanto Co.	5,167	412,120
Potash Corporation of Saskatchewan Inc.	2,232	101,980
		514,100

General Merchandise Stores—1.7%
Target Corp.	9,949	579,728

Healthcare Equipment—2.6%
Baxter International Inc.	1,373	82,078
Covidien PLC	12,305	672,837
ResMed Inc.	4,389	135,664	(a)
		890,579

Healthcare Facilities—0.2%
HCA Holdings Inc.	3,162	78,228

Healthcare Services—2.6%
Express Scripts Inc.	16,241	879,937	(a)

Heavy Electrical Equipment—0.2%
ABB Ltd. ADR	3,906	79,721

Home Improvement Retail—1.3%
Lowe’s Companies Inc.	7,813	245,172
The Home Depot Inc.	4,119	207,227
		452,399

Independent Power Producers & Energy Traders—1.2%
Calpine Corp.	6,511	112,054	(a)
The AES Corp.	21,876	285,919	(a)
		397,973

Industrial Conglomerates—0.2%
Siemens AG ADR	595	60,000

Industrial Gases—1.2%
Praxair Inc.	3,564	408,577

Industrial Machinery—0.3%
Eaton Corp.	1,674	83,415

Insurance Brokers—0.5%
Marsh & McLennan Companies Inc.	5,022	164,671

Integrated Oil & Gas—4.4%
Chevron Corp.	4,602	493,518
Exxon Mobil Corp.	4,682	406,070	(h)
Hess Corp.	3,832	225,896
Occidental Petroleum Corp.	1,973	187,889
Suncor Energy Inc.	5,490	179,523
		1,492,896

Integrated Telecommunication Services—0.2%
AT&T Inc.	2,232	69,705

Internet Retail—0.3%
Amazon.com Inc.	526	106,520	(a)

Internet Software & Services—4.4%
Baidu Inc. ADR	3,743	545,617	(a)
Equinix Inc.	1,914	301,359	(a)
Google Inc.	1,008	646,370	(a)
		1,493,346

Investment Banking & Brokerage—1.1%
The Goldman Sachs Group Inc.	2,902	360,922

IT Consulting & Other Services—2.3%
Cognizant Technology Solutions Corp.	4,092	314,879	(a)
International Business Machines Corp.	2,214	461,951
		776,830

Life & Health Insurance—1.0%
MetLife Inc.	3,162	118,101
Prudential Financial Inc.	3,274	207,539
		325,640

Life Sciences Tools & Services—1.1%
Agilent Technologies Inc.	930	41,394
PerkinElmer Inc.	11,452	316,762
		358,156

Managed Healthcare—0.2%
UnitedHealth Group Inc.	1,190	70,139

Movies & Entertainment—2.1%
The Walt Disney Co.	8,743	382,769
Time Warner Inc.	8,847	333,974
		716,743

Multi-Line Insurance—0.1%
Hartford Financial Services Group Inc.	930	19,604

Oil & Gas Equipment & Services—2.6%
National Oilwell Varco Inc.	1,261	100,212
Schlumberger Ltd.	11,193	782,727
		882,939

Oil & Gas Exploration & Production—2.4%
Anadarko Petroleum Corp.	7,192	563,421
Apache Corp.	1,097	110,183
Southwestern Energy Co.	4,115	125,919	(a)
		799,523

Oil & Gas Refining & Marketing—0.2%
Marathon Petroleum Corp.	1,784	77,354

Oil & Gas Storage & Transportation—0.3%
Spectra Energy Corp.	1,116	35,210
The Williams Companies Inc.	1,860	57,307
		92,517

Packaged Foods & Meats—2.0%
ConAgra Foods Inc.	3,360	88,234
Kellogg Co.	1,488	79,801
Kraft Foods Inc.	11,358	431,718
Nestle S.A. ADR	1,079	67,977
		667,730

Pharmaceuticals—3.2%
Bristol-Myers Squibb Co.	1,488	50,220
Johnson & Johnson	7,453	491,600
Novartis AG ADR	930	51,531
Pfizer Inc.	15,253	345,633
Teva Pharmaceutical Industries Ltd. ADR	3,261	146,941
		1,085,925

Property & Casualty Insurance—0.8%
ACE Ltd.	3,757	275,012

Regional Banks—0.1%
Regions Financial Corp.	2,604	17,160

Reinsurance—0.4%
PartnerRe Ltd.	930	63,138
RenaissanceRe Holdings Ltd.	1,004	76,033
		139,171

Research & Consulting Services—1.2%
Nielsen Holdings N.V.	13,090	394,533	(a)

Security & Alarm Services—0.3%
Corrections Corporation of America	3,550	96,951	(a)

Semiconductors—1.3%
Altera Corp.	1,786	71,119
Intel Corp.	4,390	123,403
Microchip Technology Inc.	1,339	49,811
Texas Instruments Inc.	5,580	187,544
		431,877

Soft Drinks—2.7%
Coca-Cola Enterprises Inc.	9,785	279,851
PepsiCo Inc.	9,536	632,714
		912,565

Specialized Finance—1.1%
CME Group Inc.	1,244	359,927

Specialized REITs—1.0%
American Tower Corp.	5,249	330,792

Specialty Chemicals—0.4%
Albemarle Corp.	744	47,557
Ecolab Inc.	1,637	101,036
		148,593

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	1,816	87,313

Steel—0.9%
Allegheny Technologies Inc.	7,566	311,492

Systems Software—4.4%
Microsoft Corp.	24,884	802,509
Oracle Corp.	23,817	694,504
		1,497,013

Tobacco—0.2%
Philip Morris International Inc.	930	82,407

Total Common Stock		31,983,798
(Cost $26,333,889)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	6,951	109,687	(n)
Industrial Select Sector SPDR Fund	11,169	417,944	(n)

Total Exchange Traded Funds		527,631
(Cost $465,240)

Other Investments—0.0%*
GEI Investment Fund	7,144	(k)
(Cost $6,936)

Total Investments in Securities	32,518,573
(Cost $26,806,065)

Short-Term Investments—4.0%
GE Institutional Money Market Fund—Investment Class
0.04%	1,350,343	(d,k)
(Cost $1,350,343)

Total Investments	33,868,916
(Cost $28,156,408)

Liabilities in Excess of Other Assets, net—(0.2)%	(60,865)

NET ASSETS—100.0%	$33,808,051

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2012	11	$771,760	$19,905

GEI S&P 500 Index

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock—96.8% †
Advertising—0.1%
Omnicom Group Inc.	4,280	$216,782
The Interpublic Group of Companies Inc.	6,930	79,071
		295,853

Aerospace & Defense—2.5%
General Dynamics Corp.	5,567	408,506
Goodrich Corp.	1,984	248,873
Honeywell International Inc.	11,843	723,015
L-3 Communications Holdings Inc.	1,500	106,155
Lockheed Martin Corp.	4,052	364,113
Northrop Grumman Corp.	3,922	239,556
Precision Castparts Corp.	2,300	397,670
Raytheon Co.	5,469	288,654
Rockwell Collins Inc.	2,268	130,546
Textron Inc.	4,225	117,582
The Boeing Co.	11,486	854,214	(h)
United Technologies Corp.	13,972	1,158,838	(h)
		5,037,722

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	10,586	335,153

Air Freight & Logistics—1.0%
CH Robinson Worldwide Inc.	2,500	163,725
Expeditors International of Washington Inc.	3,200	148,832
FedEx Corp.	4,811	442,420
United Parcel Service Inc.	14,896	1,202,405
		1,957,382

Airlines—0.1%
Southwest Airlines Co.	12,949	106,700

Aluminum—0.1%
Alcoa Inc.	16,840	168,737	(h)

Apparel Retail—0.5%
Abercrombie & Fitch Co.	1,300	64,493
Ltd Brands Inc.	3,888	186,624
Ross Stores Inc.	3,400	197,540
The Gap Inc.	5,179	135,379
TJX Companies Inc.	11,960	474,932
Urban Outfitters Inc.	1,700	49,487	(a)
		1,108,455

Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	4,400	340,032
Ralph Lauren Corp.	1,000	174,330
VF Corp.	1,402	204,664
		719,026

Application Software—0.6%
Adobe Systems Inc.	7,884	270,500	(a,h)
Autodesk Inc.	3,348	141,687	(a)
Citrix Systems Inc.	2,900	228,839	(a)
Intuit Inc.	4,600	276,598
Salesforce.com Inc.	2,100	324,471	(a)
		1,242,095

Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	3,604	205,897
BlackRock Inc.	1,600	327,840
Federated Investors Inc.	1,500	33,615
Franklin Resources Inc.	2,200	272,866
Invesco Ltd.	6,800	181,356
Legg Mason Inc.	1,800	50,274
Northern Trust Corp.	3,700	175,565
State Street Corp.	7,700	350,350	(e)
T Rowe Price Group Inc.	4,100	267,730
The Bank of New York Mellon Corp.	18,503	446,477
		2,311,970

Auto Parts & Equipment—0.2%
Borgwarner Inc.	1,700	143,378	(a)
Johnson Controls Inc.	10,346	336,038
		479,416

Automobile Manufacturers—0.4%
Ford Motor Co.	58,427	729,753

Automotive Retail—0.2%
AutoNation Inc.	886	30,399	(a)
AutoZone Inc.	444	165,079	(a)
CarMax Inc.	3,400	117,810	(a)
O’Reilly Automotive Inc.	1,900	173,565	(a)
		486,853

Biotechnology—1.2%
Amgen Inc.	12,181	828,186	(h)
Biogen Idec Inc.	3,600	453,492	(a)
Celgene Corp.	6,763	524,268	(a)
Gilead Sciences Inc.	11,549	564,169	(a)
		2,370,115

Brewers—0.1%
Molson Coors Brewing Co.	2,698	122,085

Broadcasting—0.3%
CBS Corp.	10,309	349,578
Discovery Communications Inc.	4,100	207,460	(a)
Scripps Networks Interactive Inc.	1,600	77,904
		634,942
Building Products—0.0%*
Masco Corp.	5,990	80,086

Cable & Satellite—1.1%
Cablevision Systems Corp.	3,900	57,252
Comcast Corp.	41,958	1,259,160
DIRECTV	10,300	508,202	(a)
Time Warner Cable Inc.	4,896	399,024
		2,223,638

Casinos & Gaming—0.1%
International Game Technology	4,500	75,555
Wynn Resorts Ltd.	1,300	162,344
		237,899

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	3,300	50,193	(a)
Consol Energy Inc.	3,600	122,760
Peabody Energy Corp.	4,279	123,920
		296,873

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	2,599	32,202

Communications Equipment—2.2%
Cisco Systems Inc.	82,964	1,754,689	(h)
Comverse Technology Inc.	99	680	(a)
F5 Networks Inc.	1,300	175,448	(a)
Harris Corp.	1,700	76,636
JDS Uniphase Corp.	3,650	52,889	(a)
Juniper Networks Inc.	8,100	185,328	(a)
Motorola Mobility Holdings Inc.	4,243	166,495	(a)
Motorola Solutions Inc.	4,335	220,348
QUALCOMM Inc.	25,929	1,763,691
		4,396,204

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	4,200	99,456
GameStop Corp.	2,300	50,232
		149,688

Computer Hardware—4.8%
Apple Inc.	14,389	8,625,774	(a)
Dell Inc.	24,128	400,525	(a,h)
Hewlett-Packard Co.	30,549	727,983
		9,754,282

Computer Storage & Peripherals—0.8%
EMC Corp.	31,414	938,650	(a)
Lexmark International Inc.	1,000	33,240
NetApp Inc.	5,700	255,189	(a)
SanDisk Corp.	3,800	188,442	(a)
Western Digital Corp.	3,800	157,282	(a)
		1,572,803

Construction & Engineering—0.2%
Fluor Corp.	2,578	154,783
Jacobs Engineering Group Inc.	1,900	84,303	(a)
Quanta Services Inc.	3,200	66,880	(a)
		305,966

Construction & Farm Machinery & Heavy Trucks—1.1%
Caterpillar Inc.	9,932	1,057,957
Cummins Inc.	3,056	366,842
Deere & Co.	6,140	496,726
Joy Global Inc.	1,600	117,600
PACCAR Inc.	5,403	253,022
		2,292,147

Construction Materials—0.0%*
Vulcan Materials Co.	2,000	85,460

Consumer Electronics—0.0%*
Harman International Industries Inc.	1,200	56,172

Consumer Finance—0.9%
American Express Co.	15,591	902,095	(h)
Capital One Financial Corp.	8,525	475,183
Discover Financial Services	8,498	283,323
SLM Corp.	7,600	119,776
		1,780,377

Data Processing & Outsourced Services—1.3%
Automatic Data Processing Inc.	7,480	412,821
Computer Sciences Corp.	2,282	68,323
Fidelity National Information Services Inc.	3,400	112,608
Fiserv Inc.	2,078	144,192	(a)
Mastercard Inc.	1,650	693,891
Paychex Inc.	5,125	158,824
The Western Union Co.	9,524	167,622
Total System Services Inc.	2,902	66,949
Visa Inc.	7,600	896,800
		2,722,030

Department Stores—0.4%
JC Penney Company Inc.	2,287	81,028
Kohl’s Corp.	4,000	200,120
Macy’s Inc.	6,530	259,437
Nordstrom Inc.	2,492	138,854
Sears Holdings Corp.	519	34,384	(a)
		713,823

Distillers & Vintners—0.2%
Beam Inc.	2,541	148,826
Brown-Forman Corp.	1,547	129,004
Constellation Brands Inc.	2,400	56,616	(a)
		334,446

Distributors—0.1%
Genuine Parts Co.	2,496	156,624

Diversified Chemicals—0.9%
Eastman Chemical Co.	2,318	119,817
EI du Pont de Nemours & Co.	14,161	749,117
FMC Corp.	1,100	116,446
PPG Industries Inc.	2,437	233,465
The Dow Chemical Co.	18,094	626,776
		1,845,621

Diversified Financial Services—4.8%
Bank of America Corp.	166,129	1,589,855
Citigroup Inc.	45,070	1,647,309
Comerica Inc.	2,856	92,420
JPMorgan Chase & Co.	58,750	2,701,325	(h)
US Bancorp	29,409	931,677
Wells Fargo & Co.	81,502	2,782,478
		9,745,064

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	14,510	551,960
Titanium Metals Corp.	1,600	21,696
		573,656

Diversified REITs—0.1%
Vornado Realty Trust	2,847	239,717

Diversified Support Services—0.1%
Cintas Corp.	1,900	74,328
Iron Mountain Inc.	2,700	77,760
		152,088

Drug Retail—0.7%
CVS Caremark Corp.	20,027	897,210
Walgreen Co.	13,313	445,852
		1,343,062

Education Services—0.0%*
Apollo Group Inc.	1,900	73,416	(a)
DeVry Inc.	800	27,096
		100,512

Electric Utilities—1.8%
American Electric Power Company Inc.	7,625	294,173	(h)
Duke Energy Corp.	20,409	428,793
Edison International	5,242	222,837
Entergy Corp.	2,785	187,152
Exelon Corp.	13,244	519,297
FirstEnergy Corp.	6,654	303,356
NextEra Energy Inc.	6,462	394,699
Northeast Utilities	2,600	96,512
Pepco Holdings Inc.	3,300	62,337
Pinnacle West Capital Corp.	1,600	76,640
PPL Corp.	8,944	252,757
Progress Energy Inc.	4,556	241,969
The Southern Co.	13,258	595,682
		3,676,204

Electrical Components & Equipment—0.5%
Cooper Industries PLC	2,600	166,270
Emerson Electric Co.	11,238	586,399
Rockwell Automation Inc.	2,168	172,790
Roper Industries Inc.	1,600	158,656
		1,084,115

Electronic Components—0.2%
Amphenol Corp.	2,500	149,425
Corning Inc.	23,139	325,797
		475,222

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	2,700	68,337

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	2,900	72,848
Molex Inc.	1,950	54,834
TE Connectivity Ltd.	6,400	235,200
		362,882

Environmental & Facilities Services—0.3%
Republic Services Inc.	5,250	160,440
Stericycle Inc.	1,400	117,096	(a)
Waste Management Inc.	7,303	255,313
		532,849

Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	1,070	195,436
Monsanto Co.	8,223	655,866	(h)
The Mosaic Co.	4,600	254,334
		1,105,636

Food Distributors—0.1%
Sysco Corp.	9,244	276,026

Food Retail—0.3%
Safeway Inc.	3,900	78,819
SUPERVALU Inc.	3,213	18,346
The Kroger Co.	9,266	224,515
Whole Foods Market Inc.	2,400	199,680
		521,360

Footwear—0.3%
NIKE Inc.	5,710	619,192

Gas Utilities—0.1%
AGL Resources Inc.	1,800	70,596
ONEOK Inc.	1,700	138,822
		209,418

General Merchandise Stores—0.5%
Big Lots Inc.	900	38,718	(a)
Dollar Tree Inc.	1,900	179,531	(a)
Family Dollar Stores Inc.	1,800	113,904
Target Corp.	10,249	597,209
		929,362

Gold—0.2%
Newmont Mining Corp.	7,528	385,961

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	4,161	165,108
Cardinal Health Inc.	5,351	230,682
McKesson Corp.	3,802	333,702
Patterson Companies Inc.	1,700	56,780
		786,272

Healthcare Equipment—1.7%
Baxter International Inc.	8,629	515,842	(h)
Becton Dickinson and Co.	3,388	263,078
Boston Scientific Corp.	21,443	128,229	(a)
CareFusion Corp.	3,375	87,514	(a)
Covidien PLC	7,400	404,632
CR Bard Inc.	1,302	128,533
Edwards Lifesciences Corp.	1,800	130,914	(a)
Intuitive Surgical Inc.	620	335,885	(a)
Medtronic Inc.	16,232	636,132
St Jude Medical Inc.	4,992	221,196
Stryker Corp.	5,152	285,833
Varian Medical Systems Inc.	1,900	131,024	(a)
Zimmer Holdings Inc.	2,700	173,556
		3,442,368

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	7,895	41,922	(a)

Healthcare Services—0.6%
DaVita Inc.	1,400	126,238	(a)
Express Scripts Inc.	7,600	411,768	(a)
Laboratory Corporation of America Holdings	1,600	146,464	(a)
Medco Health Solutions Inc.	5,866	412,380	(a)
Quest Diagnostics Inc.	2,400	146,760
		1,243,610

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	2,100	84,273

Healthcare Technology—0.1%
Cerner Corp.	2,200	167,552	(a)

Home Building—0.1%
DR Horton Inc.	4,000	60,680
Lennar Corp.	2,200	59,796
Pulte Group Inc.	4,635	41,020	(a)
		161,496

Home Entertainment Software—0.0%*
Electronic Arts Inc.	5,400	88,992	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	3,800	249,926	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	1,900	43,719

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	19,202	602,559
The Home Depot Inc.	23,733	1,194,007
		1,796,566

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	7,200	230,976
Marriott International Inc.	4,014	151,930
Starwood Hotels & Resorts Worldwide Inc.	2,900	163,589
Wyndham Worldwide Corp.	2,249	104,601
		651,096

Household Appliances—0.0%*
Whirlpool Corp.	1,143	87,851

Household Products—2.1%
Colgate-Palmolive Co.	7,472	730,612
Kimberly-Clark Corp.	6,036	446,000	(h)
The Clorox Co.	1,984	136,400
The Procter & Gamble Co.	42,573	2,861,331
		4,174,343

Housewares & Specialties—0.0%*
Newell Rubbermaid Inc.	4,256	75,799

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	2,100	63,630

Hypermarkets & Super Centers—1.1%
Costco Wholesale Corp.	6,617	600,824
Wal-Mart Stores Inc.	26,987	1,651,604
		2,252,428

Independent Power Producers & Energy Traders—0.1%
NRG Energy Inc.	3,500	54,845	(a)
The AES Corp.	10,600	138,542	(a)
		193,387

Industrial Conglomerates—2.5%
3M Co.	10,780	961,684
Danaher Corp.	9,000	504,000
General Electric Co.	163,262	3,276,668	(l)
Tyco International Ltd.	7,000	393,260
		5,135,612

Industrial Gases—0.5%
Air Products & Chemicals Inc.	3,332	305,878	(h)
Airgas Inc.	1,100	97,867
Praxair Inc.	4,565	523,332
		927,077

Industrial Machinery—0.9%
Dover Corp.	2,858	179,883
Eaton Corp.	5,400	269,082
Flowserve Corp.	800	92,408
Illinois Tool Works Inc.	7,427	424,230
Ingersoll-Rand PLC	4,700	194,345
Pall Corp.	1,778	106,022
Parker Hannifin Corp.	2,372	200,553
Snap-on Inc.	1,009	61,519
Stanley Black & Decker Inc.	2,692	207,176
Xylem Inc./NY	3,026	83,972
		1,819,190

Industrial REITs—0.1%
ProLogis Inc.	7,299	262,910

Insurance Brokers—0.3%
Aon Corp.	5,036	247,066
Marsh & McLennan Companies Inc.	8,153	267,337
		514,403

Integrated Oil & Gas—6.3%
Chevron Corp.	30,558	3,277,040
ConocoPhillips	19,719	1,498,841
Exxon Mobil Corp.	72,893	6,322,010	(h)
Hess Corp.	4,670	275,297	(h)
Murphy Oil Corp.	2,900	163,183
Occidental Petroleum Corp.	12,479	1,188,375
		12,724,746

Integrated Telecommunication Services—2.5%
AT&T Inc.	91,580	2,860,043
CenturyLink Inc.	9,399	363,271
Frontier Communications Corp.	14,674	61,191
Verizon Communications Inc.	43,667	1,669,389
Windstream Corp.	9,143	107,065
		5,060,959

Internet Retail—0.9%
Amazon.com Inc.	5,600	1,134,056	(a)
Expedia Inc.	1,550	51,832
Netflix Inc.	900	103,536	(a)
priceline.com Inc.	790	566,825	(a)
Tripadvisor Inc.	1,550	55,289	(a)
		1,911,538

Internet Software & Services—1.8%
Akamai Technologies Inc.	3,000	110,100	(a)
eBay Inc.	17,600	649,264	(a)
Google Inc.	3,924	2,516,226	(a)
VeriSign Inc.	2,362	90,559
Yahoo! Inc.	18,389	279,881	(a)
		3,646,030

Investment Banking & Brokerage—0.8%
E*Trade Financial Corp.	3,440	37,668	(a)
Morgan Stanley	22,696	445,749
The Charles Schwab Corp.	16,211	232,952
The Goldman Sachs Group Inc.	7,599	945,088
		1,661,457

IT Consulting & Other Services—2.5%
Accenture PLC	10,100	651,450
Cognizant Technology Solutions Corp.	4,700	361,665	(a)
International Business Machines Corp.	17,930	3,741,094
SAIC Inc.	3,700	48,840	(a)
Teradata Corp.	2,600	177,190	(a)
		4,980,239

Leisure Products—0.1%
Hasbro Inc.	1,696	62,277
Mattel Inc.	5,151	173,383
		235,660

Life & Health Insurance—0.9%
Aflac Inc.	7,400	340,326
LIncoln National Corp.	4,642	122,363
MetLife Inc.	16,273	607,797
PrIncipal Financial Group Inc.	4,500	132,795
Prudential Financial Inc.	7,200	456,408
Torchmark Corp.	1,508	75,174
Unum Group	4,589	112,339
		1,847,202

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	5,285	235,235
Life Technologies Corp.	2,603	127,078	(a)
PerkinElmer Inc.	1,410	39,001
Thermo Fisher Scientific Inc.	5,528	311,669
Waters Corp.	1,500	138,990	(a)
		851,973

Managed Healthcare—1.1%
Aetna Inc.	5,508	276,281
Cigna Corp.	4,489	221,083
Coventry Healthcare Inc.	2,400	85,368
Humana Inc.	2,527	233,697
UnitedHealth Group Inc.	16,376	965,201
WellPoint Inc.	5,300	391,140
		2,172,770

Metal & Glass Containers—0.1%
Ball Corp.	2,232	95,708
Owens-Illinois Inc.	2,300	53,682	(a)
		149,390

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	3,700	181,596

Movies & Entertainment—1.4%
News Corp.	33,700	663,553
The Walt Disney Co.	27,720	1,213,582
Time Warner Inc.	14,838	560,135
Viacom Inc.	8,413	399,281
		2,836,551

Multi-Line Insurance—0.4%
American International Group Inc.	8,325	256,660	(a)
Assurant Inc.	1,300	52,650
Genworth Financial Inc.	8,400	69,888	(a)
Hartford Financial Services Group Inc.	6,704	141,320
Loews Corp.	4,866	194,007
		714,525

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	3,100	80,910

Multi-Utilities—1.3%
Ameren Corp.	3,842	125,172
CenterPoint Energy Inc.	6,418	126,563
CMS Energy Corp.	4,400	96,800
Consolidated Edison Inc.	4,407	257,457
Dominion Resources Inc.	8,700	445,527
DTE Energy Co.	2,566	141,207
Integrys Energy Group Inc.	1,231	65,231
NiSource Inc.	4,115	100,200
PG&E Corp.	6,154	267,145
Public Service Enterprise Group Inc.	8,092	247,696
SCANA Corp.	1,700	77,537
Sempra Energy	3,775	226,349
TECO Energy Inc.	3,600	63,180
Wisconsin Energy Corp.	3,800	133,684
Xcel Energy Inc.	7,480	197,996
		2,571,744

Office Electronics—0.1%
Xerox Corp.	19,947	161,172

Office REITs—0.1%
Boston Properties Inc.	2,300	241,477

Office Services & Supplies—0.0%*
Avery Dennison Corp.	1,555	46,852
Pitney Bowes Inc.	2,932	51,545
		98,397

Oil & Gas Drilling—0.2%
Diamond Offshore Drilling Inc.	1,100	73,425
Helmerich & Payne Inc.	1,600	86,320
Nabors Industries Ltd.	4,500	78,705	(a)
Noble Corp.	4,000	149,880
Rowan Companies Inc.	2,177	71,689	(a)
		460,019

Oil & Gas Equipment & Services—1.5%
Baker Hughes Inc.	6,632	278,146
Cameron International Corp.	3,800	200,754	(a)
FMC Technologies Inc.	3,686	185,848	(a)
Halliburton Co.	14,091	467,680
National Oilwell Varco Inc.	6,500	516,555
Schlumberger Ltd.	20,746	1,450,768
		3,099,751

Oil & Gas Exploration & Production—2.0%
Anadarko Petroleum Corp.	7,656	599,771
Apache Corp.	6,048	607,461
Cabot Oil & Gas Corp.	3,200	99,744
Chesapeake Energy Corp.	10,500	243,285
Denbury Resources Inc.	5,700	103,911	(a)
Devon Energy Corp.	6,192	440,375
EOG Resources Inc.	4,200	466,620
EQT Corp.	2,314	111,558
Marathon Oil Corp.	11,042	350,031
Newfield Exploration Co.	1,900	65,892	(a)
Noble Energy Inc.	2,700	264,006
Pioneer Natural Resources Co.	2,000	223,180
QEP Resources Inc.	2,900	88,450
Range Resources Corp.	2,400	139,536
Southwestern Energy Co.	5,500	168,300	(a)
WPX Energy Inc.	2,995	53,940	(a)
		4,026,060

Oil & Gas Refining & Marketing—0.3%
Marathon Petroleum Corp.	5,421	235,055
Sunoco Inc.	1,576	60,124
Tesoro Corp.	2,300	61,732	(a)
Valero Energy Corp.	9,000	231,930
		588,841

Oil & Gas Storage & Transportation—0.5%
El Paso Corp.	11,782	348,158
Spectra Energy Corp.	9,877	311,619
The Williams Companies Inc.	8,886	273,778
		933,555

Packaged Foods & Meats—1.6%
Campbell Soup Co.	2,615	88,518
ConAgra Foods Inc.	6,668	175,102
Dean Foods Co.	2,400	29,064	(a)
General Mills Inc.	9,862	389,056
HJ Heinz Co.	4,997	267,589
Hormel Foods Corp.	2,200	64,944
Kellogg Co.	3,890	208,621
Kraft Foods Inc.	27,190	1,033,492
McCormick & Company Inc.	2,000	108,860
Mead Johnson Nutrition Co.	3,250	268,060
Sara Lee Corp.	9,557	205,762
The Hershey Co.	2,284	140,078
The JM Smucker Co.	1,717	139,695
Tyson Foods Inc.	4,600	88,090
		3,206,931

Paper Packaging—0.0%*
Bemis Company Inc.	1,362	43,979
Sealed Air Corp.	2,814	54,338
		98,317

Paper Products—0.2%
International Paper Co.	6,775	237,803
MeadWestvaco Corp.	2,500	78,975
		316,778

Personal Products—0.2%
Avon Products Inc.	6,728	130,254
The Estee Lauder Companies Inc.	3,500	216,790
		347,044

Pharmaceuticals—5.6%
Abbott Laboratories	24,004	1,471,205	(h)
Allergan Inc.	4,655	444,227
Bristol-Myers Squibb Co.	26,118	881,483	(h)
Eli Lilly & Co.	15,643	629,944
Forest Laboratories Inc.	4,100	142,229	(a)
Hospira Inc.	2,639	98,672	(a)
Johnson & Johnson	42,186	2,782,589
Merck & Company Inc.	47,045	1,806,528
Mylan Inc.	6,965	163,329	(a)
Perrigo Co.	1,500	154,965
Pfizer Inc.	116,414	2,637,941
Watson Pharmaceuticals Inc.	2,000	134,120	(a)
		11,347,232

Property & Casualty Insurance—1.9%
ACE Ltd.	5,100	373,320
Berkshire Hathaway Inc.	27,169	2,204,764	(a)
CIncinnati Financial Corp.	2,692	92,901
The Allstate Corp.	7,886	259,607	(h)
The Chubb Corp.	4,094	282,936
The Progressive Corp.	9,273	214,948
The Travelers Companies Inc.	5,999	355,141
XL Group PLC	5,300	114,957
		3,898,574

Publishing—0.1%
Gannett Company Inc.	3,508	53,778
The McGraw-Hill Companies Inc.	4,221	204,592
The Washington Post Co.	90	33,621
		291,991

Railroads—0.7%
CSX Corp.	16,017	344,686
Norfolk Southern Corp.	5,018	330,335
Union Pacific Corp.	7,437	799,329
		1,474,350

Real Estate Services—0.0%*
CBRE Group Inc.	4,900	97,804	(a)

Regional Banks—0.9%
BB&T Corp.	10,600	332,734
Fifth Third Bancorp	14,816	208,165
First Horizon National Corp.	4,055	42,091
Huntington Bancshares Inc.	13,934	89,874
KeyCorp	15,228	129,438
M&T Bank Corp.	1,900	165,072
PNC Financial Services Group Inc.	8,304	535,525
Regions Financial Corp.	18,468	121,704
SunTrust Banks Inc.	8,429	203,729
Zions Bancorporation	2,500	53,650
		1,881,982

Research & Consulting Services—0.1%
Equifax Inc.	1,800	79,668
The Dun & Bradstreet Corp.	700	59,311
		138,979

Residential REITs—0.3%
Apartment Investment & Management Co.	1,831	48,357
AvalonBay Communities Inc.	1,501	212,166
Equity Residential	4,700	294,314
		554,837

Restaurants—1.5%
Chipotle Mexican Grill Inc.	500	209,000	(a)
Darden Restaurants Inc.	2,129	108,920
McDonald’s Corp.	15,790	1,548,999
Starbucks Corp.	11,398	637,034
Yum! Brands Inc.	7,029	500,324
		3,004,277

Retail REITs—0.4%
Kimco Realty Corp.	6,500	125,190
Simon Property Group Inc.	4,537	660,950
		786,140

Semiconductor Equipment—0.2%
Applied Materials Inc.	20,300	252,532	(h)
KLA-Tencor Corp.	2,500	136,050
Novellus Systems Inc.	1,000	49,910	(a)
Teradyne Inc.	2,500	42,225	(a)
		480,717

Semiconductors—2.1%
Advanced Micro Devices Inc.	10,074	80,793	(a,h)
Altera Corp.	5,200	207,064
Analog Devices Inc.	4,700	189,880
Broadcom Corp.	7,550	296,715
First Solar Inc.	910	22,796	(a)
Intel Corp.	77,065	2,166,297	(h)
Linear Technology Corp.	3,400	114,580
LSI Corp.	8,092	70,239	(a)
Microchip Technology Inc.	3,000	111,600
Micron Technology Inc.	15,254	123,557	(a)
NVIDIA Corp.	9,300	143,127	(a)
Texas Instruments Inc.	17,551	589,889
Xilinx Inc.	4,187	152,532
		4,269,069

Soft Drinks—2.2%
Coca-Cola Enterprises Inc.	4,818	137,795
Dr Pepper Snapple Group Inc.	3,300	132,693
PepsiCo Inc.	24,149	1,602,286	(h)
The Coca-Cola Co.	35,102	2,597,899	(h)
		4,470,673

Specialized Consumer Services—0.0%*
H&R Block Inc.	4,492	73,983

Specialized Finance—0.4%
CME Group Inc.	1,061	306,979
IntercontinentalExchange Inc.	1,100	151,162	(a)
Moody’s Corp.	3,184	134,046
NYSE Euronext	4,200	126,042
The NASDAQ OMX Group Inc.	1,700	44,030	(a)
		762,259

Specialized REITs—0.9%
American Tower Corp.	6,000	378,120
HCP Inc.	6,200	244,652
Healthcare Inc.	3,100	170,376
Host Hotels & Resorts Inc.	10,617	174,331
Plum Creek Timber Company Inc.	2,400	99,744
Public Storage	2,200	303,974
Ventas Inc.	4,500	256,950
Weyerhaeuser Co.	8,167	179,021
		1,807,168

Specialty Chemicals—0.3%
Ecolab Inc.	4,652	287,121
International Flavors & Fragrances Inc.	1,247	73,074
Sigma-Aldrich Corp.	1,882	137,499
The Sherwin-Williams Co.	1,363	148,117
		645,811

Specialty Stores—0.2%
Staples Inc.	11,050	178,789
Tiffany & Co.	2,000	138,260
		317,049

Steel—0.2%
Allegheny Technologies Inc.	1,751	72,089
Cliffs Natural Resources Inc.	2,200	152,372
Nucor Corp.	4,936	212,001
United States Steel Corp.	2,065	60,649
		497,111

Systems Software—3.0%
BMC Software Inc.	2,400	96,384	(a)
CA Inc.	5,700	157,092
Microsoft Corp.	115,739	3,732,583	(h)
Oracle Corp.	60,752	1,771,528	(h)
Red Hat Inc.	2,900	173,681	(a)
Symantec Corp.	11,585	216,639	(a)
		6,147,907

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	9,600	70,176
People’s United Financial Inc.	5,400	71,496
		141,672

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	3,419	38,361	(a)

Tobacco—1.9%
Altria Group Inc.	31,653	977,128
Lorillard Inc.	2,011	260,384
Philip Morris International Inc.	26,579	2,355,165
Reynolds American Inc.	5,300	219,632
		3,812,309

Trading Companies & Distributors—0.2%
Fastenal Co.	4,500	243,450
WW Grainger Inc.	982	210,943
		454,393

Trucking—0.0%*
Ryder System Inc.	931	49,157

Wireless Telecommunication Services—0.2%
Crown Castle International Corp.	3,900	208,026	(a)
MetroPCS Communications Inc.	4,600	41,492	(a)
Sprint Nextel Corp.	47,500	135,375	(a)
		384,893

Total Common Stock		196,842,013
(Cost $151,902,130)

Other Investments—0.0%*
GEI Investment Fund		63,898	(k)
(Cost $62,037)

Total Investments in Securities		196,905,911
(Cost $151,964,167)

Short-Term Investments—3.1%
GE Institutional Money Market Fund—Investment Class
0.04%	6,290,489	(d,k)
(Cost $6,290,489)

Total Investments	203,196,400
(Cost $158,254,656)

Other Assets and Liabilities, net—0.1%	189,144

NET ASSETS—100.0%	$203,385,544

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited);

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2012	45	$3,157,200	$125,753

GEI Premier Growth Equity Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock—97.4% †
Air Freight & Logistics—2.9%
United Parcel Service Inc.	14,336	$1,157,202

Application Software—1.3%
Intuit Inc.	8,524	512,548

Asset Management & Custody Banks—2.5%
State Street Corp.	22,318	1,015,469	(e)

Biotechnology—4.3%
Amgen Inc.	15,499	1,053,777
Gilead Sciences Inc.	14,336	700,314	(a)
		1,754,091

Broadcasting—2.7%
Discovery Communications Inc.	22,860	1,071,677	(a)

Cable & Satellite—7.0%
DIRECTV	26,347	1,299,961	(a)
Liberty Global Inc.	31,617	1,514,138	(a)
		2,814,099

Casinos & Gaming—1.8%
Las Vegas Sands Corp.	12,786	736,090

Communications Equipment—6.3%
Cisco Systems Inc.	26,347	557,239	(h)
Qualcomm Inc.	29,449	2,003,121
		2,560,360

Computer Hardware—6.8%
Apple Inc.	4,572	2,740,777	(a)

Data Processing & Outsourced Services—10.2%
Paychex Inc.	36,422	1,128,718
The Western Union Co.	83,305	1,466,168
Visa Inc.	12,788	1,508,984
		4,103,870

Fertilizers & Agricultural Chemicals—2.9%
Monsanto Co.	14,879	1,186,749

Healthcare Equipment—3.6%
Covidien PLC	26,735	1,461,870

Healthcare Services—5.0%
Express Scripts Inc.	29,835	1,616,460	(a)
LIncare Holdings Inc.	15,499	401,114
		2,017,574
Home Furnishing Retail—1.9%
Bed Bath & Beyond Inc.	11,546	759,380	(a)

Home Improvement Retail—3.4%
Lowe’s Companies Inc.	44,171	1,386,086

Industrial Machinery—2.8%
Dover Corp.	17,978	1,131,535

Internet Retail—1.1%
Amazon.com Inc.	2,209	447,345	(a)

Internet Software & Services—7.3%
Baidu Inc. ADR	9,842	1,434,668	(a)
eBay Inc.	41,459	1,529,423	(a)
		2,964,091

Investment Banking & Brokerage—2.2%
The Goldman Sachs Group Inc.	6,974	867,356

Oil & Gas Equipment & Services—4.2%
Schlumberger Ltd.	24,255	1,696,152

Oil & Gas Exploration & Production—1.1%
Anadarko Petroleum Corp.	5,812	455,312

Real Estate Services—1.1%
CBRE Group Inc.	22,473	448,561	(a)

Soft Drinks—3.3%
PepsiCo Inc.	20,148	1,336,820

Specialized Finance—3.8%
CME Group Inc.	5,269	1,524,480

Specialized REITs—3.2%
American Tower Corp.	20,535	1,294,116

Specialty Stores—1.5%
Dick’s Sporting Goods Inc.	12,399	596,144

Systems Software—3.2%
Microsoft Corp.	27,510	887,197	(h)
Oracle Corp.	14,337	418,067
		1,305,264

Total Common Stock		39,345,018
(Cost $28,745,673)

Other Investments—0.0%*
GEI Investment Fund		2,442	(k)
(Cost $2,370)

Total Investments in Securities		39,347,460
(Cost $28,748,043)

Short-Term Investments—2.6%
GE Institutional Money Market Fund—Investment Class
0.04%		1,046,627	(d,k)
(Cost $1,046,627)

Total Investments		40,394,087
(Cost $29,794,670)

Liabilities in Excess of Other Assets, net—(0.0)%*		(1,981)

NET ASSETS—100.0%		$40,392,106

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2012	3	$210,480	$5,428

GEI Core Value Equity Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock—94.3% †
Advertising—2.2%
Omnicom Group Inc.	7,449	$377,292

Aerospace & Defense—1.7%
Honeywell International Inc.	4,889	298,473

Agricultural Products—1.4%
Archer-Daniels-Midland Co.	7,449	235,835

Air Freight & Logistics—2.4%
FedEx Corp.	1,396	128,376
United Parcel Service Inc.	3,446	278,161
		406,537

Asset Management & Custody Banks—4.4%
Ameriprise Financial Inc.	4,889	279,309
Invesco Ltd.	9,312	248,351
State Street Corp.	5,122	233,051	(e)
		760,711

Auto Parts & Equipment—0.3%
Johnson Controls Inc.	1,536	49,889

Automobile Manufacturers—0.7%
Ford Motor Co.	9,917	123,863

Automotive Retail—0.4%
AutoZone Inc.	163	60,603	(a)

Biotechnology—1.5%
Amgen Inc.	3,725	253,263

Brewers—0.2%
Molson Coors Brewing Co.	698	31,585

Broadcasting—0.6%
CBS Corp.	3,120	105,799

Cable & Satellite—1.3%
Comcast Corp.	7,218	216,612

Communications Equipment—3.1%
Cisco Systems Inc.	25,607	541,588

Computer Hardware—4.2%
Apple Inc.	1,210	725,359	(a)

Construction & Farm Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	791	84,257

Consumer Finance—1.8%
American Express Co.	5,447	315,163

Data Processing & Outsourced Services—0.1%
The Western Union Co.	1,397	24,587

Department Stores—0.9%
Macy’s Inc.	3,908	155,265

Diversified Chemicals—0.6%
EI du Pont de Nemours & Co.	2,049	108,392

Diversified Financial Services—6.2%
Citigroup Inc.	4,655	170,140
Comerica Inc.	4,749	153,678
JPMorgan Chase & Co.	4,656	214,083
Wells Fargo & Co.	15,829	540,402
		1,078,303

Diversified Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold Inc.	3,259	123,972

Drug Retail—0.7%
CVS Caremark Corp.	2,653	118,854

Electric Utilities—1.9%
Exelon Corp.	3,492	136,921
FirstEnergy Corp.	2,887	131,618
NextEra Energy Inc.	1,024	62,546
		331,085

Electrical Components & Equipment—0.8%
Cooper Industries PLC	2,095	133,975

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc.	2,794	127,658

General Merchandise Stores—1.2%
Target Corp.	3,585	208,898

Healthcare Equipment—2.8%
Baxter International Inc.	1,718	102,702
Covidien PLC	6,984	381,885
		484,587

Healthcare Facilities—0.6%
HCA Holdings Inc.	3,957	97,896

Healthcare Services—1.6%
Express Scripts Inc.	5,121	277,456	(a)

Heavy Electrical Equipment—0.6%
ABB Ltd. ADR	4,889	99,784

Home Improvement Retail—0.8%
Lowe’s Companies Inc.	4,423	138,794

Independent Power Producers & Energy Traders—2.1%
Calpine Corp.	8,148	140,227	(a)
The AES Corp.	17,227	225,157	(a)
		365,384

Industrial Conglomerates—0.4%
Siemens AG ADR	745	75,126

Industrial Machinery—0.6%
Eaton Corp.	2,095	104,394

Insurance Brokers—0.7%
Marsh & McLennan Companies Inc.	3,957	129,750

Integrated Oil & Gas—5.3%
Chevron Corp.	4,037	432,928
Exxon Mobil Corp.	2,362	204,856	(h)
Hess Corp.	2,933	172,900
Occidental Petroleum Corp.	1,095	104,277
		914,961

Integrated Telecommunication Services—0.5%
AT&T Inc.	2,794	87,257

IT Consulting & Other Services—2.3%
International Business Machines Corp.	1,862	388,506

Life & Health Insurance—1.9%
MetLife Inc.	3,957	147,794
Prudential Financial Inc.	2,794	177,112
		324,906

Life Sciences Tools & Services—1.3%
Agilent Technologies Inc.	1,213	53,991
PerkinElmer Inc.	6,099	168,698
		222,689

Managed Healthcare—0.5%
UnitedHealth Group Inc.	1,490	87,821

Movies & Entertainment—4.2%
The Walt Disney Co.	6,984	305,760
Time Warner Inc.	11,072	417,968
		723,728

Multi-Line Insurance—0.1%
Hartford Financial Services Group Inc.	1,164	24,537

Oil & Gas Equipment & Services—1.6%
National Oilwell Varco Inc.	838	66,596
Schlumberger Ltd.	3,120	218,182
		284,778

Oil & Gas Exploration & Production—2.0%
Anadarko Petroleum Corp.	3,306	258,992
Southwestern Energy Co.	3,026	92,596	(a)
		351,588

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	2,233	96,823

Oil & Gas Storage & Transportation—0.7%
Spectra Energy Corp.	1,397	44,075
The Williams Companies Inc.	2,328	71,726
		115,801

Packaged Foods & Meats—3.2%
ConAgra Foods Inc.	1,630	42,804
Kellogg Co.	466	24,992
Kraft Foods Inc.	10,736	408,075
Nestle S.A. ADR	1,350	85,050
		560,921

Pharmaceuticals—4.0%
Johnson & Johnson	2,980	196,561
Novartis AG ADR	1,163	64,442
Pfizer Inc.	19,089	432,557
		693,560

Property & Casualty Insurance—1.3%
ACE Ltd.	3,026	221,503

Regional Banks—0.1%
Regions Financial Corp.	3,259	21,477

Reinsurance—1.0%
PartnerRe Ltd.	1,164	79,024
RenaissanceRe Holdings Ltd.	1,257	95,193
		174,217

Research & Consulting Services—0.7%
Nielsen Holdings N.V.	4,237	127,703	(a)

Semiconductors—2.8%
Altera Corp.	2,235	88,998
Intel Corp.	5,789	162,729
Microchip Technology Inc.	1,676	62,347
Texas Instruments Inc.	5,121	172,117
		486,191

Soft Drinks—3.0%
Coca-Cola Enterprises Inc.	8,148	233,033
PepsiCo Inc.	4,190	278,006
		511,039

Specialty Chemicals—0.3%
Albemarle Corp.	931	59,510

Steel—0.8%
Allegheny Technologies Inc.	3,166	130,344

Systems Software—5.4%
Microsoft Corp.	19,089	615,620	(h)
Oracle Corp.	11,081	323,122
		938,742

Total Common Stock		16,319,591
(Cost $13,789,343)

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	3,461	54,615	(n)
Industrial Select Sector SPDR Fund	5,546	207,531	(h,n)

Total Exchange Traded Funds		262,146
(Cost $252,545)

Other Investments—0.0%*
GEI Investment Fund		7,146	(k)
(Cost $6,938)

Total Investments in Securities		16,588,883
(Cost $14,048,826)

Short-Term Investments—4.3%
GE Institutional Money Market Fund—Investment Class
0.04%	738,497	(d,k)
(Cost $738,497)

Total Investments	17,327,380
(Cost $14,787,323)

Liabilities in Excess of Other Assets, net—(0.1)%	(20,049)

NET ASSETS—100.0%	$17,307,331

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2012	9	$631,440	$16,286

GEI Mid-Cap Equity Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock—98.8% †
Advertising—1.5%
Omnicom Group Inc.	23,805	$1,205,723

Aerospace & Defense—1.4%
Alliant Techsystems Inc.	6,527	327,133
Hexcel Corp.	32,673	784,479	(a)
		1,111,612

Air Freight & Logistics—0.5%
UTi Worldwide Inc.	22,185	382,248

Apparel Retail—0.9%
Urban Outfitters Inc.	23,550	685,540	(a)

Apparel, Accessories & Luxury Goods—2.3%
Coach Inc.	21,376	1,651,937
Michael Kors Holdings Ltd.	2,936	136,788	(a)
		1,788,725

Application Software—1.8%
Citrix Systems Inc.	18,012	1,421,327	(a)

Asset Management & Custody Banks—3.4%
Affiliated Managers Group Inc.	14,580	1,630,190	(a)
Invesco Ltd.	39,121	1,043,357
		2,673,547

Automotive Retail—1.7%
O’Reilly Automotive Inc.	14,166	1,294,064	(a)

Biotechnology—4.4%
Alexion Pharmaceuticals Inc.	19,310	1,793,127	(a)
Human Genome Sciences Inc.	53,799	443,304	(a)
Incyte Corp Ltd.	27,799	536,521	(a)
Vertex Pharmaceuticals Inc.	16,604	680,930	(a)
		3,453,882

Brewers—0.5%
Molson Coors Brewing Co.	8,442	382,000

Broadcasting—2.2%
Discovery Communications Inc.††	7,117	360,120	(a)
Discovery Communications Inc.††	11,931	559,325	(a)
Liberty Media Corporation—Capital	9,375	826,406	(a)
		1,745,851

Cable & Satellite—1.5%
Liberty Global Inc.	24,291	1,163,296	(a)

Casinos & Gaming—1.6%
Penn National Gaming Inc.	28,030	1,204,729	(a)

Coal & Consumable Fuels—0.7%
Peabody Energy Corp.	18,730	542,421

Communications Equipment—1.0%
Juniper Networks Inc.	33,932	776,364	(a)

Computer Storage & Peripherals—1.3%
Synaptics Inc.	27,037	987,121	(a)

Construction & Engineering—1.1%
Quanta Services Inc.	41,554	868,479

Construction & Farm Machinery & Heavy Trucks—1.2%
Cummins Inc.	7,726	927,429

Diversified Financial Services—0.8%
Comerica Inc.	19,586	633,803

Electric Utilities—2.1%
ITC Holdings Corp.	21,712	1,670,521

Electrical Components & Equipment—1.4%
Cooper Industries PLC	16,777	1,072,889

Environmental & Facilities Services—1.0%
Stericycle Inc.	9,001	752,844	(a)

Fertilizers & Agricultural Chemicals—1.3%
Intrepid Potash Inc.	15,629	380,254	(a)
Monsanto Co.	7,819	623,643	(h)
		1,003,897

Healthcare Equipment—1.1%
Gen-Probe Inc.	7,651	508,103	(a)
Masimo Corp.	16,332	381,842	(a)
		889,945

Healthcare Facilities—1.3%
Universal Health Services Inc.	24,382	1,021,850

Healthcare Services—2.3%
Catalyst Health Solutions Inc.	28,064	1,788,519	(a)

Home Building—1.0%
MDC Holdings Inc.	29,421	758,768

Home Entertainment Software—1.5%
Activision Blizzard Inc.	93,800	1,202,516

Home Furnishing Retail—1.8%
Bed Bath & Beyond Inc.	21,546	1,417,080	(a)

Hotels, Resorts & Cruise Lines—1.3%
Royal Caribbean Cruises Ltd.	33,077	973,456

Household Products—1.2%
The Clorox Co.	13,190	906,812

Independent Power Producers & Energy Traders—1.3%
The AES Corp.	76,440	999,071	(a)

Industrial Machinery—2.1%
Harsco Corp.	52,290	1,226,723
Rexnord Corp.	20,990	442,889	(a)
		1,669,612

Internet Retail—0.1%
HomeAway Inc.	2,034	51,603	(a)

Internet Software & Services—4.4%
Baidu Inc. ADR	5,722	834,096	(a)
Equinix Inc.	7,146	1,125,138	(a)
MercadoLibre Inc.	11,291	1,104,147
Monster Worldwide Inc.	34,367	335,078	(a)
		3,398,459

Life Sciences Tools & Services—5.0%
Covance Inc.	15,129	720,594	(a)
Illumina Inc.	21,288	1,119,962	(a)
Mettler-Toledo International Inc.	4,214	778,536	(a,h)
Thermo Fisher Scientific Inc.	22,133	1,247,859	(h)
		3,866,951

Multi-Line Insurance—2.3%
HCC Insurance Holdings Inc.	57,856	1,803,371

Office REITs—1.7%
Douglas Emmett Inc.	34,674	790,914
SL Green Realty Corp.	7,241	561,540
		1,352,454

Oil & Gas Drilling—1.3%
Noble Corp.	26,485	992,393

Oil & Gas Equipment & Services—1.7%
McDermott International Inc.	54,009	691,855	(a)
Weatherford International Ltd.	43,832	661,425	(a)
		1,353,280

Oil & Gas Exploration & Production—2.8%
Forest Oil Corp.	22,647	274,482	(a)
Pioneer Natural Resources Co.	8,610	960,790
Range Resources Corp.	12,934	751,983
Ultra Petroleum Corp.	9,259	209,531	(a)
		2,196,786

Packaged Foods & Meats—2.3%
McCormick & Company Inc.	15,757	857,653	(h)
Mead Johnson Nutrition Co.	11,018	908,765
		1,766,418

Property & Casualty Insurance—1.4%
ACE Ltd.	15,139	1,108,175

Real Estate Services—1.6%
CBRE Group Inc.	63,953	1,276,502	(a,h)

Regional Banks—1.5%
Regions Financial Corp.	44,725	294,738
Zions Bancorporation	41,865	898,423
		1,193,161

Research & Consulting Services—4.2%
FTI Consulting Inc.	23,382	877,293	(a)
IHS Inc.	14,337	1,342,660	(a)
Nielsen Holdings N.V.	35,652	1,074,551	(a)
		3,294,504

Restaurants—1.0%
Arcos Dorados Holdings Inc.	43,305	783,387

Security & Alarm Services—1.9%
Corrections Corporation of America	54,714	1,494,239	(a)

Semiconductors—2.6%
Hittite Microwave Corp.	19,912	1,081,421	(a)
Marvell Technology Group Ltd.	61,467	966,876	(a)
		2,048,297

Soft Drinks—1.3%
Coca-Cola Enterprises Inc.	35,705	1,021,163

Specialized Finance—0.7%
MSCI Inc.	15,017	552,776	(a)

Specialized REITs—1.9%
American Tower Corp.	23,781	1,498,679

Specialty Chemicals—1.9%
Cytec Industries Inc.	10,041	610,392
Ecolab Inc.	14,760	910,987
		1,521,379

Steel—0.8%
Allegheny Technologies Inc.	15,552	640,276

Systems Software—1.6%
Rovi Corp.	38,097	1,240,057	(a)

Thrifts & Mortgage Finance—2.3%
BankUnited Inc.	23,705	592,625
People’s United Financial Inc.	87,959	1,164,577
		1,757,202

Trading Companies & Distributors—1.7%
MSC Industrial Direct Company Inc.	15,533	1,293,588

Wireless Telecommunication Services—0.3%
NII Holdings Inc.	12,396	226,971	(a)

Total Common Stock		77,108,012
(Cost $58,390,396)

Other Investments—0.0%*
GEI Investment Fund		18,290	(k)
(Cost $17,757)

Total Investments in Securities		77,126,302
(Cost $58,408,153)

Short-Term Investments—1.5%
GE Institutional Money Market Fund—Investment Class
0.04%	1,163,371	(d,k)
(Cost $1,163,371)

Total Investments	78,289,673
(Cost $59,571,524)

Liabilities in Excess of Other Assets, net—(0.3)%	(260,920)

NET ASSETS—100.0%	$78,028,753

Other Information

The Fund had the following short futures contracts open at March 31, 2012 (unaudited);

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P Midcap 400 Emini Index Futures	June 2012	10	$(992,300)	$(1,760)

GEI Small-Cap Equity Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock—93.4% †
Advertising—0.7%
Arbitron Inc.	9,400	$347,612

Aerospace & Defense—1.1%
Esterline Technologies Corp.	3,169	226,457	(a)
Hexcel Corp.	800	19,208	(a)
Moog Inc.	1,050	45,034	(a)
Teledyne Technologies Inc.	3,000	189,150	(a)
Triumph Group Inc.	822	51,507
		531,356

Agricultural Products—0.9%
Darling International Inc.	24,050	418,951	(a)
Fresh Del Monte Produce Inc.	1,777	40,587
		459,538

Air Freight & Logistics—0.5%
HUB Group Inc.	3,500	126,105	(a)
UTi Worldwide Inc.	6,900	118,887
		244,992

Alternative Carriers—0.0%*
Vonage Holdings Corp.	5,800	12,818	(a)

Apparel Retail—1.3%
Aeropostale Inc.	8,807	190,407	(a)
American Eagle Outfitters Inc.	4,900	84,231
Ascena Retail Group Inc.	500	22,160	(a)
DSW Inc.	400	21,908
Express Inc.	700	17,486	(a)
Genesco Inc.	405	29,018	(a)
The Buckle Inc.	5,500	263,450
		628,660

Apparel, Accessories & Luxury Goods—1.0%
Columbia Sportswear Co.	6,147	291,675
Iconix Brand Group Inc.	6,650	115,577	(a)
Maidenform Brands Inc.	3,900	87,789	(a)
True Religion Apparel Inc.	600	16,440	(a)
		511,481

Application Software—5.4%
ACI Worldwide Inc.	6,250	251,687	(a)
Actuate Corp.	3,200	20,096	(a)
Advent Software Inc.	600	15,360	(a)
Blackbaud Inc.	7,000	232,610
Bottomline Technologies Inc.	7,600	212,344	(a)
Compuware Corp.	2,200	20,218	(a)
Concur Technologies Inc.	5,500	315,590	(a)
Ebix Inc.	4,800	111,168
Fair Isaac Corp.	500	21,950

Kenexa Corp.	700	21,868	(a)
Mentor Graphics Corp.	1,500	22,290	(a)
Monotype Imaging Holdings Inc.	1,700	25,330	(a)
NICE Systems Ltd. ADR	4,400	172,920	(a)
Parametric Technology Corp.	14,600	407,924	(a)
QLIK Technologies Inc.	7,600	243,200	(a)
Quest Software Inc.	1,395	32,462	(a)
SolarWinds Inc.	3,250	125,612	(a)
SS&C Technologies Holdings Inc.	11,990	279,727	(a)
Tyler Technologies Inc.	700	26,887	(a)
Ultimate Software Group Inc.	1,900	139,232	(a)
		2,698,475

Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	3,050	341,021	(a)
Financial Engines Inc.	4,800	107,328	(a)
Manning & Napier Inc.	1,500	22,050	(a)
Pzena Investment Management Inc.	2,800	16,380
Waddell & Reed Financial Inc.	5,500	178,255
		665,034

Auto Parts & Equipment—0.3%
Accuride Corp.	840	7,300	(a)
Dana Holding Corp.	4,339	67,254
Federal-Mogul Corp.	800	13,768	(a)
Modine Manufacturing Co.	3,413	30,137	(a)
Stoneridge Inc.	3,207	31,717	(a)
Tenneco Inc.	600	22,290	(a)
		172,466

Automobile Manufacturers—0.5%
Thor Industries Inc.	8,110	255,952

Automotive Retail—0.1%
America’s Car-Mart Inc.	745	32,765	(a)

Biotechnology—1.1%
Cepheid Inc.	400	16,732	(a)
Cubist Pharmaceuticals Inc.	2,800	121,100	(a)
Genomic Health Inc.	4,100	125,501	(a)
Myriad Genetics Inc.	7,800	184,548	(a)
PDL BioPharma Inc.	2,220	14,097
Progenics Pharmaceuticals Inc.	2,700	26,730	(a)
Sciclone Pharmaceuticals Inc.	4,800	30,288	(a)
Spectrum Pharmaceuticals Inc.	1,300	16,419	(a)
		535,415

Building Products—0.3%
AAON Inc.	1,380	27,862
Apogee Enterprises Inc.	2,529	32,751
Simpson Manufacturing Company Inc.	600	19,350
Universal Forest Products Inc.	1,735	59,823
		139,786

Casinos & Gaming—0.2%
Ameristar Casinos Inc.	1,000	18,630
Wms Industries Inc.	2,494	59,183	(a)
		77,813

Catalog Retail—0.0%*
HSN Inc.	500	19,015

Coal & Consumable Fuels—0.2%
James River Coal Co.	16,800	86,016	(a)

Commercial Banks—0.0%*
First Commonwealth Financial Corp.	562	3,439

Commercial Printing—0.1%
Consolidated Graphics Inc.	480	21,720	(a)

Commodity Chemicals—0.6%
Koppers Holdings Inc.	7,275	280,524
OM Group Inc.	705	19,395	(a)
		299,919

Communications Equipment—0.2%
Arris Group Inc.	4,024	45,471	(a)
Netgear Inc.	1,700	64,940	(a)
		110,411

Computer & Electronics Retail—0.1%
Conn’s Inc.	1,900	29,165	(a)

Computer Hardware—0.1%
Silicon Graphics International Corp.	4,100	39,688	(a)

Computer Storage & Peripherals—0.1%
MTS Systems Corp.	358	19,006
Synaptics Inc.	500	18,255	(a)
		37,261

Construction & Engineering—1.8%
Chicago Bridge & Iron Company N.V.	7,525	325,005
Dycom Industries Inc.	1,000	23,360	(a)
Primoris Services Corp.	2,000	32,120
Quanta Services Inc.	7,600	158,840	(a)
URS Corp.	8,675	368,861
		908,186

Construction & Farm Machinery & Heavy Trucks—1.8%
AGCO Corp.	7,350	346,993	(a)
Astec Industries Inc.	2,585	94,301	(a)
Greenbrier Companies Inc.	3,934	77,854	(a)
Sauer-Danfoss Inc.	400	18,800
Trinity Industries Inc.	10,200	336,090
		874,038

Construction Materials—0.0%*
Eagle Materials Inc.	600	20,850	(a)

Consumer Electronics—0.0%*
Harman International Industries Inc.	395	18,490

Consumer Finance—0.1%
Ezcorp Inc.	750	24,341	(a)
Nelnet Inc.	950	24,614
		48,955

Data Processing & Outsourced Services—2.6%
Broadridge Financial Solutions Inc.	13,100	313,221
Cardtronics Inc.	4,100	107,625	(a)
Global Cash Access Holdings Inc.	27,400	213,720	(a)
Heartland Payment Systems Inc.	900	25,956
Jack Henry & Associates Inc.	5,500	187,660
NeuStar Inc.	4,100	152,725	(a)
TeleTech Holdings Inc.	1,150	18,515	(a)
TNS Inc.	2,628	57,106	(a)
Wright Express Corp.	3,400	220,082	(a)
		1,296,610

Distributors—0.8%
LKQ Corp.	13,401	417,709	(a)

Diversified Chemicals—0.9%
LSB Industries Inc.	600	23,352	(a)
Solutia Inc.	14,575	407,225
		430,577

Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	2,000	143,480

Diversified REITs—0.1%
Cousins Properties Inc.	1,483	11,241
PS Business Parks Inc.	300	19,662
Washington Real Estate Investment Trust	1,258	37,363
		68,266

Diversified Support Services—0.7%
Copart Inc.	4,200	109,494	(a)
Healthcare Services Group Inc.	9,700	206,319
Unifirst Corp.	780	48,009
		363,822
Education Services—0.8%
American Public Education Inc.	1,800	68,400	(a)
Capella Education Co.	2,200	79,090	(a)
K12 Inc.	5,700	134,691	(a)
LIncoln Educational Services Corp.	2,850	22,543
Strayer Education Inc.	800	75,424
		380,148

Electric Utilities—0.7%
Allete Inc.	1,323	54,891
IDACORP Inc.	6,500	267,280
Westar Energy Inc.	1,583	44,213
		366,384

Electrical Components & Equipment—1.0%
Acuity Brands Inc.	330	20,734	(a)
Belden Inc.	500	18,955
Brady Corp.	6,900	223,215
EnerSys	2,459	85,204	(a)
Generac Holdings Inc.	800	19,640	(a)
II-VI Inc.	3,017	71,352	(a)
LSI Industries Inc.	1,961	14,374
Regal-Beloit Corp.	683	44,771
		498,245

Electronic Components—0.1%
Dolby Laboratories Inc.	550	20,933	(a)
Littelfuse Inc.	403	25,268
		46,201

Electronic Equipment & Instruments—0.6%
Daktronics Inc.	1,389	12,348
Elster Group SE ADR	5,100	80,631	(a)
National Instruments Corp.	6,300	179,676
		272,655

Electronic Manufacturing Services—0.7%
Measurement Specialties Inc.	5,854	197,280	(a)
Methode Electronics Inc.	4,295	39,858
Multi-Fineline Electronix Inc.	2,679	73,539	(a)
Plexus Corp.	1,323	46,292	(a)
		356,969

Environmental & Facilities Services—0.4%
ABM Industries Inc.	8,200	199,260

Food Distributors—0.1%
Nash FInch Co.	295	8,384
Spartan Stores Inc.	3,250	58,890
		67,274

Food Retail—0.6%
Harris Teeter Supermarkets Inc.	7,400	296,740

Footwear—1.2%
Deckers Outdoor Corp.	4,300	271,115	(a)
Wolverine World Wide Inc.	8,342	310,156
		581,271

Gas Utilities—0.1%
South Jersey Industries Inc.	1,186	59,347

Healthcare Distributors—0.6%
Owens & Minor Inc.	9,245	281,140

Healthcare Equipment—3.1%
Analogic Corp.	370	24,990
Cyberonics Inc.	600	22,878	(a)
Exactech Inc.	848	13,441	(a)
Gen-Probe Inc.	3,700	245,717	(a)
Hill-Rom Holdings Inc.	1,453	48,545
Integra LifeSciences Holdings Corp.	6,900	239,361	(a)
Masimo Corp.	9,600	224,448	(a)
NuVasive Inc.	8,200	138,088	(a)
Teleflex Inc.	3,700	226,255
Thoratec Corp.	6,300	212,373	(a)
Volcano Corp.	4,100	116,235	(a)
		1,512,331

Healthcare Facilities—0.4%
The Ensign Group Inc.	823	22,353
VCA Antech Inc.	6,900	160,149	(a)
		182,502

Healthcare Services—2.2%
Bio-Reference Labs Inc.	22,400	526,624	(a)
Chemed Corp.	300	18,804
HMS Holdings Corp.	6,100	190,381	(a)
Magellan Health Services Inc.	45	2,196	(a)
Mednax Inc.	4,100	304,917	(a)
Metropolitan Health Networks Inc.	2,904	27,210	(a)
		1,070,132

Healthcare Supplies—0.8%
Atrion Corp.	50	10,511
Merit Medical Systems Inc.	3,333	41,396	(a)
RTI Biologics Inc.	4,900	18,130	(a)
Staar Surgical Co.	2,100	22,743	(a)
West Pharmaceutical Services Inc.	6,900	293,457
		386,237

Healthcare Technology—1.1%
Computer Programs & Systems Inc.	1,850	104,562
MedAssets Inc.	11,100	146,076	(a)
Medidata Solutions Inc.	4,800	127,872	(a)
Quality Systems Inc.	4,000	174,920
		553,430

Heavy Electrical Equipment—0.0%*
AZZ Inc.	400	20,656

Home Furnishing Retail—0.5%
Aaron’s Inc.	8,045	208,365
Pier 1 Imports Inc.	1,327	24,125	(a)
		232,490

Home Furnishings—0.0%*
Hooker Furniture Corp.	831	11,343

Household Products—0.4%
Spectrum Brands Holdings Inc.	5,950	208,012	(a)

Housewares & Specialties—1.3%
American Greetings Corp.	1,200	18,408
Jarden Corp.	11,150	448,564
Tupperware Brands Corp.	2,800	177,800
		644,772

Human Resource & Employment Services—0.1%
GP Strategies Corp.	1,600	28,000	(a)
Insperity Inc.	900	27,576
		55,576

Industrial Conglomerates—0.2%
Raven Industries Inc.	1,900	115,919

Industrial Machinery—5.5%
Actuant Corp.	1,346	39,021
Briggs & Stratton Corp.	1,732	31,055
CIRCOR International Inc.	1,400	46,578
CLARCOR Inc.	2,800	137,452
Columbus McKinnon Corp.	1,894	30,853	(a)
EnPro Industries Inc.	5,500	226,050	(a)
ESCO Technologies Inc.	700	25,739	(a)
Flowserve Corp.	2,300	265,673
Harsco Corp.	3,000	70,380
IDEX Corp.	6,900	290,697
LB Foster Co.	477	13,599
LIncoln Electric Holdings Inc.	309	14,004
Middleby Corp.	2,800	283,304	(a)
Mueller Industries Inc.	2,600	118,170
Nordson Corp.	3,975	216,677
RBC Bearings Inc.	200	9,226	(a)
Robbins & Myers Inc.	2,700	140,535
Timken Co.	6,000	304,440
Trimas Corp.	9,200	205,988	(a)
Valmont Industries Inc.	418	49,077
Woodward Inc.	5,300	226,999
		2,745,517

Industrial REITs—0.1%
DuPont Fabros Technology Inc.	962	23,521
First Potomac Realty Trust	3,836	46,377
		69,898

Insurance Brokers—0.3%
Brown & Brown Inc.	6,900	164,082

Internet Software & Services—1.0%
Ancestry.com Inc.	600	13,644	(a)
comScore Inc.	8,300	177,537	(a)
Dice Holdings Inc.	2,000	18,660	(a)
Liquidity Services Inc.	500	22,400	(a)
LogMeIn Inc.	4,100	144,443	(a)
Monster Worldwide Inc.	2,000	19,500	(a)
NIC Inc.	3,200	38,816
Responsys Inc.	1,800	21,546	(a)
ValueClick Inc.	1,000	19,740	(a)
XO Group Inc.	2,000	18,780	(a)
		495,066

Investment Banking & Brokerage—1.2%
BGC Partners Inc.	4,308	31,836
Duff & Phelps Corp.	1,400	21,756
Evercore Partners Inc.	700	20,349
GFI Group Inc.	17,300	65,048
Greenhill & Company Inc.	500	21,820
Piper Jaffray Co.	2,391	63,648	(a)
Raymond James Financial Inc.	8,300	303,199
Stifel Financial Corp.	1,261	47,716	(a)
		575,372

IT Consulting & Other Services—0.3%
Caci International Inc.	300	18,687	(a)
Sapient Corp.	10,000	124,500	(a)
Unisys Corp.	1,300	25,636	(a)
		168,823

Leisure Products—0.7%
Brunswick Corp.	2,473	63,680
Polaris Industries Inc.	3,350	241,702
Sturm Ruger & Company Inc.	600	29,460
		334,842

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	4,067	51,936
Delphi Financial Group Inc.	613	27,444
		79,380

Life Sciences Tools & Services—2.1%
Bio-Rad Laboratories Inc.	2,700	279,963	(a)
Bruker Corp.	17,600	269,456	(a)
Charles River Laboratories International Inc.	600	21,654	(a)
ICON PLC ADR	7,300	154,906	(a)
Luminex Corp.	6,900	161,115	(a)
PAREXEL International Corp.	1,200	32,364	(a)
Techne Corp.	2,100	147,210
		1,066,668

Managed Healthcare—1.4%
Centene Corp.	7,070	346,218	(a)
Molina Healthcare Inc.	9,352	314,508	(a)
WellCare Health Plans Inc.	400	28,752	(a)
		689,478

Metal & Glass Containers—1.1%
AEP Industries Inc.	1,034	35,994	(a)
Aptargroup Inc.	4,100	224,557
Myers Industries Inc.	1,908	28,143
Silgan Holdings Inc.	5,500	243,100
		531,794

Movies & Entertainment—0.0%*
Regal Entertainment Group	1,500	20,400

Multi-Line Insurance—0.5%
HCC Insurance Holdings Inc.	7,100	221,307
Horace Mann Educators Corp.	2,311	40,720
		262,027

Multi-Utilities—0.9%
Avista Corp.	2,516	64,359
Black Hills Corp.	1,285	43,086
OGE Energy Corp.	6,475	346,412
		453,857

Office Electronics—0.4%
Zebra Technologies Corp.	4,400	181,192	(a)

Office REITs—1.4%
BioMed Realty Trust Inc.	18,569	352,440
Coresite Realty Corp.	6,350	149,796
Digital Realty Trust Inc.	1,400	103,558
Kilroy Realty Corp.	969	45,165
Lexington Realty Trust	3,424	30,782
		681,741

Office Services & Supplies—0.3%
Herman Miller Inc.	5,200	119,392
Knoll Inc.	1,331	22,148
		141,540

Oil & Gas Drilling—0.5%
Pioneer Drilling Co.	29,100	256,080	(a)

Oil & Gas Equipment & Services—2.2%
Basic Energy Services Inc.	1,100	19,085	(a)
Cal Dive International Inc.	2,258	7,451	(a)
Dawson Geophysical Co.	736	25,282	(a)
Dril-Quip Inc.	900	58,518	(a)
Hornbeck Offshore Services Inc.	883	37,112	(a)
Key Energy Services Inc.	6,900	106,605	(a)
Lufkin Industries Inc.	500	40,325
Natural Gas Services Group Inc.	911	12,025	(a)
Oil States International Inc.	5,100	398,106	(a)
Superior Energy Services Inc.	9,300	245,148	(a)
Tetra Technologies Inc.	13,700	129,054	(a)
		1,078,711

Oil & Gas Exploration & Production—3.5%
Approach Resources Inc.	1,200	44,340	(a)
Berry Petroleum Co.	1,178	55,519
Bill Barrett Corp.	1,053	27,389	(a)
Carrizo Oil & Gas Inc.	992	28,034	(a)
Energy XXI Bermuda Ltd.	700	25,277	(a)
GeoResources Inc.	600	19,644	(a)
Gulfport Energy Corp.	5,300	154,336	(a)
Kodiak Oil & Gas Corp.	2,149	21,404	(a)
Newfield Exploration Co.	9,000	312,120	(a)
Northern Oil and Gas Inc.	9,600	199,104	(a)
Oasis Petroleum Inc.	5,500	169,565	(a)
Petroleum Development Corp.	3,400	126,106	(a)
Petroquest Energy Inc.	2,600	15,964	(a)
Resolute Energy Corp.	16,500	187,770	(a)
Rosetta Resources Inc.	400	19,504	(a)
SM Energy Co.	3,900	276,003
Stone Energy Corp.	900	25,731	(a)
Venoco Inc.	1,217	13,192	(a)
		1,721,002

Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	2,300	20,815
Western Refining Inc.	3,238	60,939
World Fuel Services Corp.	400	16,400
		98,154

Oil & Gas Storage & Transportation—0.0%*
Golar LNG Ltd.	500	19,025

Packaged Foods & Meats—4.0%
Flowers Foods Inc.	15,100	307,587
Lancaster Colony Corp.	4,100	272,486
Sanderson Farms Inc.	6,869	364,263
Smart Balance Inc.	11,100	73,371	(a)
Smithfield Foods Inc.	17,750	391,033	(a)
Snyders-Lance Inc.	10,400	268,840
TreeHouse Foods Inc.	4,800	285,600	(a)
		1,963,180

Paper Packaging—0.7%
Packaging Corporation of America	11,500	340,285

Paper Products—0.1%
Buckeye Technologies Inc.	1,004	34,106
Neenah Paper Inc.	268	7,970
		42,076

Personal Products—0.1%
Medifast Inc.	1,194	20,847	(a)
Revlon Inc.	900	15,525	(a)
USANA Health Sciences Inc.	600	22,398	(a)
		58,770

Pharmaceuticals—0.5%
Akorn Inc.	1,625	19,013	(a)
Auxilium Pharmaceuticals Inc.	1,100	20,427	(a)
Hi-Tech Pharmacal Company Inc.	955	34,313	(a)
Medicis Pharmaceutical Corp.	600	22,554
Obagi Medical Products Inc.	1,700	22,780	(a)
Par Pharmaceutical Companies Inc.	2,534	98,142	(a)
The Medicines Co.	1,000	20,070	(a)
		237,299

Property & Casualty Insurance—2.3%
Allied World Assurance Company Holdings AG	5,600	384,552
American Safety Insurance Holdings Ltd.	1,912	36,041	(a)
Amtrust Financial Services Inc.	4,100	110,208
Argo Group International Holdings Ltd.	6,156	183,880
Aspen Insurance Holdings Ltd.	7,500	209,550
The Navigators Group Inc.	4,100	193,684	(a)
		1,117,915

Publishing—1.2%
John Wiley & Sons Inc.	8,000	380,720
Morningstar Inc.	3,500	220,675
		601,395

Railroads—0.6%
Genesee & Wyoming Inc.	5,500	300,190	(a)

Regional Banks—4.3%
BancorpSouth Inc.	1,679	22,616
Bank of the Ozarks Inc.	1,654	51,704
Banner Corp.	1,173	25,841
Bryn Mawr Bank Corp.	2,800	62,832
Camden National Corp.	573	20,141
Cardinal Financial Corp.	985	11,131
CoBiz Financial Inc.	1,645	11,630
Community Bank System Inc.	2,100	60,438
Cullen Frost Bankers Inc.	3,400	197,846
East West Bancorp Inc.	2,622	60,542
First Horizon National Corp.	3,267	33,911
Fulton Financial Corp.	6,200	65,100
Glacier Bancorp Inc.	1,278	19,093
Great Southern Bancorp Inc.	971	23,304
Hancock Holding Co.	820	29,118
Home Bancshares Inc.	954	25,386
Iberiabank Corp.	752	40,209
Independent Bank Corp.	2,800	80,444
Lakeland Financial Corp.	1,019	26,525
Old National Bancorp	1,711	22,483
PacWest Bancorp	606	14,726
Prosperity Bancshares Inc.	4,900	224,420
Southwest BanCorp Inc.	2,460	22,681	(a)
Susquehanna Bancshares Inc.	5,592	55,249
SVB Financial Group	4,500	289,530	(a)
UMB Financial Corp.	8,300	371,301
Umpqua Holdings Corp.	3,650	49,494
Washington Trust Bancorp Inc.	3,400	82,076
Westamerica Bancorporation	2,300	110,400
Wintrust Financial Corp.	828	29,634
		2,139,805

Reinsurance—0.5%
Endurance Specialty Holdings Ltd.	4,800	195,168
Maiden Holdings Ltd.	2,933	26,397
Platinum Underwriters Holdings Ltd.	1,120	40,880
		262,445

Research & Consulting Services—0.6%
CoStar Group Inc.	2,400	165,720	(a)
Huron Consulting Group Inc.	500	18,780	(a)
ICF International Inc.	2,046	51,907	(a)
Resources Connection Inc.	3,400	47,770
The Corporate Executive Board Co.	600	25,806
		309,983

Residential REITs—0.3%
Colonial Properties Trust	546	11,865
Home Properties Inc.	300	18,303
Mid-America Apartment Communities Inc.	1,428	95,719
		125,887

Restaurants—0.9%
Buffalo Wild Wings Inc.	300	27,207	(a)
Cracker Barrel Old Country Store Inc.	5,200	290,160
Einstein Noah Restaurant Group Inc.	1,050	15,666
Texas Roadhouse Inc.	1,300	21,632
The Wendy’s Co.	15,400	77,154
		431,819

Retail REITs—0.1%
CBL & Associates Properties Inc.	1,500	28,380
Ramco-Gershenson Properties Trust	2,798	34,192
		62,572

Security & Alarm Services—0.7%
The Brink’s Co.	14,325	341,938

Semiconductor Equipment—0.5%
MKS Instruments Inc.	1,059	31,272
Rudolph Technologies Inc.	18,200	202,202	(a)
		233,474

Semiconductors—1.6%
Diodes Inc.	1,831	42,443	(a)
Fairchild Semiconductor International Inc.	3,244	47,687	(a)
Hittite Microwave Corp.	2,200	119,482	(a)
Integrated Device Technology Inc.	4,513	32,268	(a)
Microsemi Corp.	12,700	272,288	(a)
Pericom Semiconductor Corp.	1,539	12,451	(a)
RF Micro Devices Inc.	5,008	24,940	(a)
Semtech Corp.	6,300	179,298	(a)
Standard Microsystems Corp.	2,063	53,370	(a)
TriQuint Semiconductor Inc.	4,004	27,608	(a)
		811,835

Specialized Consumer Services—0.1%
Matthews International Corp.	1,100	34,804

Specialized Finance—0.1%
NewStar Financial Inc.	3,754	41,744	(a)

Specialized REITs—1.3%
DiamondRock Hospitality Co.	4,131	42,508
Hersha Hospitality Trust	5,350	29,211
Inland Real Estate Corp.	1,603	14,219
National Health Investors Inc.	609	29,707
Omega Healthcare Investors Inc.	16,200	344,412
Sabra Healthcare REIT Inc.	9,600	157,824
Summit Hotel Properties Inc.	2,457	18,624
		636,505

Specialty Chemicals—1.6%
Chemtura Corp.	1,300	22,074	(a)
HB Fuller Co.	3,192	104,793
Rockwood Holdings Inc.	400	20,860	(a)
Sensient Technologies Corp.	15,203	577,714
Stepan Co.	538	47,236
		772,677

Specialty Stores—0.6%
Cabela’s Inc.	1,604	61,193	(a)
GNC Holdings Inc.	700	24,423
Tractor Supply Co.	2,175	196,968
		282,584

Steel—0.6%
Carpenter Technology Corp.	672	35,099
Commercial Metals Co.	14,300	211,926
Schnitzer Steel Industries Inc.	1,150	45,879
		292,904

Systems Software—1.5%
Ariba Inc.	8,200	268,222	(a)
CommVault Systems Inc.	1,000	49,640	(a)
Fortinet Inc.	1,000	27,650
MICROS Systems Inc.	7,430	410,805	(a)
		756,317

Technology Distributors—0.2%
Insight Enterprises Inc.	950	20,833	(a)
Scansource Inc.	1,011	37,731	(a)
Tech Data Corp.	1,089	59,089	(a)
		117,653

Telecommunication Equip—0.1%
Plantronics Inc.	1,044	42,031

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	1,373	34,325
Dime Community Bancshares Inc.	362	5,289
Northwest Bancshares Inc.	2,978	37,821
Washington Federal Inc.	2,638	44,371
		121,806

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	4,449	67,714

Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	8,700	357,831
DXP Enterprises Inc.	505	21,962	(a)
		379,793

Trucking—1.2%
Avis Budget Group Inc.	1,300	18,395	(a)
Dollar Thrifty Automotive Group Inc.	270	21,846	(a)
Landstar System Inc.	1,600	92,352
Marten Transport Ltd.	2,064	45,552
Old Dominion Freight Line Inc.	8,200	390,894	(a)
Swift Transportation Co.	1,700	19,618	(a)
		588,657

Wire & Cable Products—0.0%*
Encore Wire Corp.	635	18,879	(a)

Wireless Telecommunication Services—0.0%*
Leap Wireless International Inc.	2,100	18,333	(a)

Total Common Stock		46,338,732
(Cost $38,902,251)

Other Investments—0.0%*
GEI Investment Fund	9	(k)
(Cost $9)

Total Investments in Securities	46,338,741
(Cost $38,902,260)

Short-Term Investments—6.4%
GE Institutional Money Market Fund—Investment Class
0.04%	3,175,854	(d,k)
(Cost $3,175,854)

Total Investments	49,514,595
(Cost $42,078,114)

Other Assets and Liabilities, net—0.2%	115,927

NET ASSETS—100.0%	$49,630,522

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2012	15	$1,241,550	$16,605

GEI International Equity Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock—94.5% †
Australia—1.8%
Brambles Ltd.	15,788	$116,125
Lynas Corporation Ltd.	68,100	77,250	(a)
		193,375

Belgium—0.4%
Anheuser-Busch InBev N.V.	624	45,521

Brazil—1.0%
Petroleo Brasileiro S.A. ADR	2,654	67,836	(h)
Vale S.A. ADR	1,992	45,198
		113,034

Canada—3.4%
Canadian Natural Resources Ltd.	998	33,012
Cenovus Energy Inc.	590	21,193
Kinross Gold Corp.	2,537	24,749
Potash Corporation of Saskatchewan Inc.	2,925	133,278
Suncor Energy Inc.	4,949	161,377
		373,609

China—1.4%
Baidu Inc. ADR	1,035	150,872	(a)

France—10.8%
AXA S.A.	6,131	101,487	(h)
BNP Paribas S.A.	2,758	130,661	(h)
Cap Gemini S.A.	2,355	105,249
Cie Generale d’Optique Essilor International S.A.	2,164	192,591
European Aeronautic Defence and Space Company N.V.	1,589	64,974	(a)
LVMH Moet Hennessy Louis Vuitton S.A.	736	126,290
Safran S.A.	5,200	190,814
Total S.A.	1,056	53,776
Vallourec S.A.	1,942	122,843
VInci S.A.	1,600	83,311
		1,171,996

Germany—10.7%
Adidas AG	942	73,436
Bayer AG	1,455	102,190	(a)
Daimler AG	440	26,491
Deutsche Bank AG	2,060	102,339
Deutsche Boerse AG	454	30,520	(a)
Fresenius SE & Company KGaA	1,780	182,262
HeidelbergCement AG	983	59,412
Linde AG	1,471	263,574
SAP AG	3,045	212,321
Siemens AG	1,074	108,112
		1,160,657

Hong Kong—3.7%
AIA Group Ltd.	59,265	217,168
Hutchison Whampoa Ltd.	11,464	114,507
Wharf Holdings Ltd.	12,774	69,431
		401,106

Ireland—1.2%
WPP PLC	9,952	135,872

Italy—1.6%
ENI S.p.A	4,475	104,825
Luxottica Group S.p.A	1,877	67,864
		172,689

Japan—14.6%
Daikin Industries Ltd.	1,100	30,115
Daito Trust Construction Company Ltd.	500	45,142
FANUC Corp.	1,100	196,221
Fast Retailing Company Ltd.	200	45,835
JGC Corp.	1,000	31,168	(a)
Kubota Corp.	1,000	9,660
Mitsubishi Corp.	4,800	111,987
Mitsubishi Heavy Industries Ltd.	16,000	77,963
Nissan Motor Company Ltd.	2,600	27,834
SMC Corp.	500	79,956
Softbank Corp.	4,000	118,938
Sony Financial Holdings Inc.	5,900	105,389
Sumitomo Realty & Development Company Ltd. (REIT)	4,000	96,968
Suzuki Motor Corp.	8,000	192,187
The Bank of Yokohama Ltd.	19,129	96,232
Toyota Motor Corp.	3,846	166,841
Unicharm Corp.	2,900	153,995
		1,586,431

Mexico—0.4%
America Movil SAB de C.V. ADR	1,742	43,254

Netherlands—2.1%
ING Groep N.V.	10,696	88,981	(a)
Koninklijke Philips Electronics N.V.	1,544	31,253
Unilever N.V.	3,252	110,498
		230,732

Singapore—1.2%
United Overseas Bank Ltd.	9,166	133,770

South Korea—2.6%
Hyundai Motor Co.	247	50,793	(a)
Samsung Electronics Company Ltd.	140	157,539
Samsung Electronics Company Ltd. GDR	131	74,081
		282,413

Spain—0.4%
Telefonica S.A.	2,576	42,143

Sweden—2.0%
Alfa Laval AB	2,338	47,956
Hexagon AB	5,020	97,142
Telefonaktiebolaget LM Ericsson	7,121	73,567
		218,665

Switzerland—8.6%
Credit Suisse Group AG	2,645	75,296
Nestle S.A.	4,750	298,501
Novartis AG	3,243	179,256
Roche Holding AG	560	97,335	(a)
Syngenta AG	506	174,722
Zurich Financial Services AG	409	109,779
		934,889

Taiwan—2.2%
Taiwan Semiconductor Manufacturing Company Ltd.	79,634	229,071	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	691	10,558
		239,629

United Kingdom—24.4%
Aggreko PLC	2,902	104,325
BG Group PLC	10,720	248,012	(a)
BHP Billiton PLC	6,331	192,950	(h)
Diageo PLC	9,611	230,724
G4S PLC††	7,964	34,674
G4S PLC††	2,583	11,291
HSBC Holdings PLC	30,626	271,479
Lloyds Banking Group PLC	126,679	68,017	(a,h)
National Grid PLC	18,499	186,356
Prudential PLC	19,020	227,159	(h)
Reckitt Benckiser Group PLC	2,988	168,668
Rio Tinto PLC	3,321	182,849
Royal Dutch Shell PLC	7,091	247,383
Standard Chartered PLC	7,290	181,703
The Capita Group PLC	8,344	97,654
Vodafone Group PLC	73,233	201,488	(h)
		2,654,732

Total Common Stock		10,285,389
(Cost $9,456,478)

Preferred Stock—1.5%

Brazil—0.2%
Itau Unibanco Holding S.A.	990	18,956	(a)

Germany—1.3%
Volkswagen AG	790	138,712
(Cost $121,527)		157,668

Other Investments—0.1%
GEI Investment Fund	9,123	(k)
(Cost $8,857)

Total Investments in Securities	10,452,180
(Cost $9,586,862)

Short-Term Investments—3.2%
GE Institutional Money Market Fund—Investment Class
0.04%	346,974	(d,k)
(Cost $346,974)

Total Investments	10,799,154
(Cost $9,933,836)

Other Assets and Liabilities, net—0.7%	79,478

NET ASSETS—100.0%	$10,878,632

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	June 2012	2	$64,161	$(1,048)
FTSE 100 Index Futures	June 2012	1	91,543	251

				$(797)

The Fund was invested in the following categories at March 31, 2012 (unaudited):

Industry	Percentage (based on Fair Value)
Integrated Oil & Gas	8.37%
Diversified Financial Services	8.27%
Automobile Manufacturers	5.58%
Life & Health Insurance	5.09%
Industrial Machinery	4.86%
Semiconductors	4.36%
Diversified Metals & Mining	4.20%
Packaged Foods & Meats	3.79%
Pharmaceuticals	3.51%
Wireless Telecommunication Services	3.37%
Household Products	2.99%
Fertilizers & Agricultural Chemicals	2.85%
Apparel, Accessories & Luxury Goods	2.48%
Industrial Gases	2.44%
Aerospace & Defense	2.37%
Industrial Conglomerates	2.35%
Distillers & Vintners	2.14%
Diversified Support Services	2.04%

Application Software	1.97%
Diversified Real Estate Activities	1.96%
Multi-Line Insurance	1.96%
Healthcare Supplies	1.78%
Multi-Utilities	1.73%
Healthcare Services	1.69%
Diversified Capital Markets	1.64%
Internet Software & Services	1.40%
Advertising	1.26%
Construction & Engineering	1.06%
Trading Companies & Distributors	1.04%
IT Consulting & Other Services	0.97%
Human Resource & Employment Services	0.90%
Electronic Equipment & Instruments	0.90%
Regional Banks	0.89%
Communications Equipment	0.68%
Construction Materials	0.55%
Security & Alarm Services	0.43%
Apparel Retail	0.42%
Brewers	0.42%
Steel	0.42%
Integrated Telecommunication Services	0.39%
Oil & Gas Exploration & Production	0.31%
Specialized Finance	0.28%
Building Products	0.28%
Gold	0.23%
Construction & Farm Machinery & Heavy Trucks	0.09%

96.71%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	3.21%
Other Investments	0.08%

3.29%

100.00%

GEI Income Fund

Schedule of Investments—March 31, 2012 (unaudited)

		Principal Amount	Fair Value
Bonds and Notes—91.8% †
U.S. Treasuries—23.5%
U.S. Treasury Bonds
3.13%	11/15/41 - 02/15/42	$5,973,400	$5,727,140	(h)
U.S. Treasury Notes
0.32%	12/31/13	996,400	992,974	(d)
1.01%	01/31/17 - 02/28/17	1,770,200	1,758,804	(d)
2.00%	02/15/22	3,707,900	3,636,638
			12,115,556

Agency Mortgage Backed—30.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	23,561	25,041	(h)
5.00%	07/01/35 - 06/01/41	416,519	460,072	(h)
5.50%	05/01/20 - 01/01/38	227,439	252,659	(h)
6.00%	04/01/17 - 11/01/37	513,272	574,290	(h)
6.50%	02/01/29	256	293	(h)
7.00%	10/01/16 - 08/01/36	71,072	82,460	(h)
7.50%	09/01/12 - 09/01/33	10,274	12,058	(h)
8.00%	11/01/30	15,222	18,230	(h)
8.25%	06/01/26	60,000	88,240	(h,j)
8.50%	04/01/30 - 05/01/30	16,805	20,623	(h)
5.50%	TBA	180,000	195,609	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 12/01/41	2,227,461	2,339,721	(h)
4.50%	05/01/18 - 07/01/41	1,119,614	1,208,123	(h)
5.00%	03/01/34 - 06/01/41	691,112	761,950	(h)
5.14%	03/01/37	1,858	1,874	(i)
5.47%	04/01/37	1,155	1,213	(i)
5.50%	12/01/13 - 01/01/39	1,474,755	1,617,192	(h)
6.00%	06/01/14 - 07/01/35	1,036,772	1,159,880	(h)
6.50%	07/01/17 - 08/01/34	142,151	160,579	(h)
7.00%	03/01/15 - 02/01/34	55,110	62,046	(h)
7.50%	08/01/13 - 03/01/34	80,031	92,296	(h)
8.00%	12/01/12 - 11/01/33	57,858	68,774	(h)
8.50%	05/01/31	3,600	4,414	(h)
9.00%	12/01/17 - 12/01/22	6,561	7,541	(h)
3.50%	TBA	1,110,000	1,139,831	(c)
4.00%	TBA	495,000	518,977	(c)
4.50%	TBA	1,965,000	2,089,962	(c)
5.00%	TBA	547,000	591,358	(c)
Government National Mortgage Assoc.
2.13%	12/20/24	2,456	2,541	(h,i)
2.38%	02/20/23 - 02/20/26	8,347	8,663	(h,i)
4.50%	08/15/33 - 03/20/41	745,214	813,791	(h)
6.00%	04/15/27 - 09/15/36	262,126	300,091	(h)
6.50%	04/15/19 - 08/15/36	213,774	247,918	(h)
7.00%	01/15/28 - 10/15/36	121,821	143,462	(h)
7.50%	11/15/31 - 10/15/33	4,684	5,513	(h)
8.00%	12/15/29	2,552	2,836	(h)
8.50%	10/15/17	7,652	8,655	(h)
9.00%	11/15/16 - 12/15/21	22,214	24,999	(h)
4.00%	TBA	395,000	423,884	(c)
			15,537,659

Agency Collateralized Mortgage Obligations—1.1%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,014,831	8,267	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	325,537	38,578	(g,o)
5.50%	04/15/17	2,800	5	(g,h,o)
6.36%	08/15/25	192,104	30,241	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	9,529	255	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	6,452	1,348	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	125,039	20,707	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	89,962	4,922	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	11,735	464	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	56,416	3,904	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class CI)
5.00%	11/15/17	12,522	316	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	27,144	1,309	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	2,874	19	(g,h,o)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	3,105	692	(g,h,o)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	55,589	8,209	(g,h,o)
Federal Home Loan Mortgage STRIPS
4.04%	08/01/27	841	723	(d,f,h)
Federal National Mortgage Assoc. REMIC
1.20%	12/25/42	59,216	1,983	(g,h,i)
5.00%	09/25/40	248,207	37,858	(g,o)
5.76%	07/25/38 - 01/25/41	262,416	45,813	(g,i)
Federal National Mortgage Assoc. REMIC (Class 109)
7.00%	09/25/20	437	485	(h)
Federal National Mortgage Assoc. REMIC (Class B)
3.76%	12/25/22	195	174	(d,f,h)
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
8.00%	05/25/22	4	123	(g,h,o)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	23,099	672	(g,h,o)
7.26%	05/25/18	237,675	27,175	(g,h,i)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	23,026	961	(g,h,o)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	82,001	5,272	(g,h,o)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	5,022	78	(g,h,o)
Federal National Mortgage Assoc. STRIPS
2.18%	12/01/34	129,586	121,718	(d,f,h)
5.00%	05/25/38	57,324	9,041	(g,h,o)
6.00%	01/01/35	45,082	8,888	(g,h,o)

Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	86,633	10,873	(g,h,o)
5.00%	03/25/38	62,579	9,473	(g,h,o)
5.50%	12/01/33	33,374	5,027	(g,h,o)
7.50%	11/01/23	18,810	4,126	(g,h,o)
8.00%	08/01/23 - 07/01/24	6,470	1,417	(g,h,o)
8.50%	07/25/22	281	52	(g,h,o)
9.00%	05/25/22	194	41	(g,h,o)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	101,806	13,489	(g,h,o)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	393,012	54,990	(g,o)
5.00%	12/20/35 - 09/20/38	456,016	57,699	(g,h,o)
5.86%	10/16/41	135,586	29,813	(g,i)
			567,200

Asset Backed—1.6%
Bear Stearns Asset Backed Securities Trust
3.43%	02/25/36	275,350	267,486	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.23%	02/25/33	18,289	16,575	(d,i)
5.75%	11/25/34	16,471	6,845	(i)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	60,000	44,231
Mid-State Trust
7.54%	07/01/35	1,649	1,674
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	50,000	31,031
Residential Asset Mortgage Products Inc.
4.72%	06/25/32	19,766	15,728	(d,i)
Residential Asset Securities Corp.
16.70%	07/25/32	3,429	1,936	(d,i)
Saxon Asset Securities Trust
5.23%	08/25/35	429,790	410,060	(h,i)
			795,566

Corporate Notes—30.3%
AES Gener S.A.
5.25%	08/15/21	15,000	15,825	(b)
AES Panama S.A.
6.35%	12/21/16	40,000	43,200	(b,h)
Aflac Inc.
2.65%	02/15/17	14,000	14,158
4.00%	02/15/22	14,000	14,115
Agilent Technologies Inc.
5.50%	09/14/15	59,000	66,309
Alcoa Inc.
5.40%	04/15/21	19,000	19,633
5.55%	02/01/17	29,000	31,857
Allergan Inc.
3.38%	09/15/20	49,000	50,926
Alpha Natural Resources Inc.
6.00%	06/01/19	15,000	13,575
American Axle & Manufacturing Inc.
7.88%	03/01/17	52,000	53,690
American International Group Inc.
5.85%	01/16/18	62,000	67,425

Amgen Inc.
2.30%	06/15/16	42,000	42,876
2.50%	11/15/16	29,000	29,801
5.65%	06/15/42	42,000	44,907
Amphenol Corp.
4.00%	02/01/22	111,000	111,719
Amsted Industries Inc.
8.13%	03/15/18	44,000	47,080	(b)
Anadarko Petroleum Corp.
5.95%	09/15/16	77,000	88,773
6.20%	03/15/40	98,000	111,046
6.38%	09/15/17	32,000	38,023
6.95%	06/15/19	71,000	86,673
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	96,000	103,039
5.38%	11/15/14	64,000	71,068
Aon Corp.
3.13%	05/27/16	72,000	74,706
ArcelorMittal
6.75%	03/01/41	15,000	14,057
Arch Coal Inc.
7.00%	06/15/19	52,000	47,970	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	96,000	115,651
Aristotle Holding Inc.
2.65%	02/15/17	73,000	73,825	(b)
3.90%	02/15/22	28,000	28,301	(b)
4.75%	11/15/21	28,000	29,966	(b)
6.13%	11/15/41	43,000	47,970	(b)
Arizona Public Service Co.
6.25%	08/01/16	122,000	142,978	(h)
AT&T Inc.
1.09%	02/13/15	112,000	111,336	(d)
1.60%	02/15/17	141,000	140,200
2.95%	05/15/16	48,000	50,723
5.55%	08/15/41	39,000	43,228
5.60%	05/15/18	10,000	11,827
6.40%	05/15/38	84,000	99,754	(h)
6.70%	11/15/13	102,000	111,581
Australia & New Zealand Banking Group Ltd.
2.40%	11/23/16	250,000	252,108	(b)
Baker Hughes Inc.
3.20%	08/15/21	57,000	57,376	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	50,000	51,625	(b,i)
BanColombia S.A.
6.13%	07/26/20	10,000	10,550
Bank of America Corp.
3.75%	07/12/16	30,000	30,149
3.88%	03/22/17	55,000	55,303
5.63%	10/14/16	30,000	31,896
5.70%	01/24/22	57,000	60,339
5.75%	12/01/17	55,000	58,987
5.88%	02/07/42	70,000	69,623
6.50%	08/01/16	70,000	76,964

Baxter International Inc.
1.85%	01/15/17	68,000	68,866
Becton Dickinson and Co.
3.13%	11/08/21	86,000	87,263
Berkshire Hathaway Inc.
1.90%	01/31/17	113,000	114,293
BG Energy Capital PLC
4.00%	10/15/21	57,000	59,443	(b)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	84,000	83,580
Bombardier Inc.
7.75%	03/15/20	52,000	57,980	(b,h)
BP Capital Markets PLC
2.25%	11/01/16	86,000	88,211
Broadcom Corp.
2.70%	11/01/18	57,000	57,957
Calpine Corp.
7.25%	10/15/17	16,000	16,960	(b)
Cargill Inc.
5.20%	01/22/13	162,000	168,166	(b,h)
6.00%	11/27/17	63,000	75,012	(b)
Case New Holland Inc.
7.88%	12/01/17	31,000	36,037
Caterpillar Inc.
3.90%	05/27/21	60,000	65,759
CCO Holdings LLC
8.13%	04/30/20	60,000	66,600
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	75,008	(b)
CenturyLink Inc.
5.80%	03/15/22	48,000	46,872
7.65%	03/15/42	53,000	49,800
Chesapeake Energy Corp.
6.13%	02/15/21	47,000	46,530
Chesapeake Midstream Partners LP
5.88%	04/15/21	53,000	52,735	(b)
Cigna Corp.
2.75%	11/15/16	132,000	133,646
4.00%	02/15/22	26,000	26,462
5.38%	02/15/42	57,000	58,463
CIncinnati Bell Inc.
8.25%	10/15/17	72,000	73,530	(h)
Citigroup Inc.
4.45%	01/10/17	112,000	117,321
5.00%	09/15/14	227,000	235,088	(h)
5.88%	01/30/42	62,000	64,240
CityCenter Holdings LLC
7.63%	01/15/16	31,000	32,705
CNA Financial Corp.
5.88%	08/15/20	56,000	60,032
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	74,000	92,681
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	44,000	53,404
Corning Inc.
4.75%	03/15/42	65,000	62,945

Corp Nacional del Cobre de Chile
3.75%	11/04/20	100,000	102,449	(b,h)
5.63%	09/21/35	14,000	15,844	(b)
Crown Castle Towers LLC
4.88%	08/15/40	100,000	102,892	(b,h)
6.11%	01/15/40	66,000	73,354	(b,h)
CSX Corp.
4.25%	06/01/21	55,000	58,928
CVS Caremark Corp.
3.25%	05/18/15	35,000	37,097
5.75%	06/01/17	66,000	77,887
Danaher Corp.
2.30%	06/23/16	60,000	62,149	(h)
3.90%	06/23/21	12,000	13,122	(h)
DaVita Inc.
6.38%	11/01/18	51,000	53,422	(h)
Denbury Resources Inc.
6.38%	08/15/21	45,000	47,587	(h)
8.25%	02/15/20	40,000	44,700	(h)
DENTSPLY International Inc.
2.75%	08/15/16	87,000	87,455	(h)
4.13%	08/15/21	57,000	58,116	(h)
Deutsche Telekom International Finance BV
2.25%	03/06/17	150,000	148,464	(b)
DIRECTV Holdings LLC
2.40%	03/15/17	25,000	24,778	(b)
3.55%	03/15/15	62,000	65,474	(h)
3.80%	03/15/22	14,000	13,808	(b)
4.60%	02/15/21	56,000	59,006
4.75%	10/01/14	70,000	76,086	(h)
5.15%	03/15/42	25,000	24,355	(b)
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,550	(h)
4.90%	08/01/41	23,000	24,130	(h)
DPL Inc.
7.25%	10/15/21	138,000	153,180	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	59,000	67,582	(h)
Ecolab Inc.
3.00%	12/08/16	80,000	83,183
Ecopetrol S.A.
7.63%	07/23/19	10,000	12,325
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	10,000	10,600	(b)
Energy Transfer Equity LP
7.50%	10/15/20	39,000	43,290	(h)
Energy Transfer Partners LP
6.70%	07/01/18	41,000	47,004	(h)
European Investment Bank
0.81%	12/15/14	100,000	100,173	(d)
4.88%	01/17/17	200,000	230,274	(h)
Exelon Corp.
4.90%	06/15/15	70,000	76,355
Express Scripts Inc.
3.13%	05/15/16	84,000	87,470

Florida Power & Light Co.
4.13%	02/01/42	51,000	49,981
Forest Oil Corp.
7.25%	06/15/19	51,000	49,852
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	31,050	(b)
Frontier Communications Corp.
7.13%	03/15/19	52,000	52,130
Gilead Sciences Inc.
5.65%	12/01/41	28,000	29,910
Goldman Sachs Capital I
6.35%	02/15/34	49,000	45,723
Great Plains Energy Inc.
4.85%	06/01/21	60,000	63,554
Halliburton Co.
3.25%	11/15/21	29,000	29,784
4.50%	11/15/41	29,000	29,362
Hanesbrands Inc.
6.38%	12/15/20	59,000	60,622
HCA Inc.
6.50%	02/15/20	36,000	37,800
HCP Inc. (REIT)
3.75%	02/01/19	39,000	38,771
Heineken N.V.
3.40%	04/01/22	112,000	111,175	(b)
Hewlett-Packard Co.
2.60%	09/15/17	139,000	138,914
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	25,000	26,500
HSBC Finance Corp.
6.68%	01/15/21	67,000	71,518
HSBC Holdings PLC
4.00%	03/30/22	112,000	111,017
Hughes Satellite Systems Corp.
6.50%	06/15/19	28,000	29,260
ING Bank N.V.
3.75%	03/07/17	200,000	198,094	(b)
Ingles Markets Inc.
8.88%	05/15/17	103,000	111,497
Inter-American Development Bank
1.38%	10/18/16	86,000	87,393	(h)
Intergas Finance BV
6.38%	05/14/17	100,000	109,250	(b,h)
Itau Unibanco Holding S.A.
5.65%	03/19/22	200,000	200,600	(b)
John Deere Capital Corp.
3.15%	10/15/21	29,000	29,508
JPMorgan Chase & Co.
4.35%	08/15/21	74,000	75,608	(h)
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	41,000	41,243
5.00%	03/15/42	38,000	37,922
Korea Development Bank
3.25%	03/09/16	100,000	101,208	(h)
Korea National Oil Corp.
2.88%	11/09/15	100,000	101,185	(b ,h)

Kraft Foods Inc.
4.13%	02/09/16	93,000	101,066
5.38%	02/10/20	24,000	27,745
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	44,000	46,443	(h)
4.50%	07/16/18	85,000	98,291	(h)
Linn Energy LLC
8.63%	04/15/20	42,000	45,255
Lloyds TSB Bank PLC
4.20%	03/28/17	66,000	66,496
Lockheed Martin Corp.
4.85%	09/15/41	39,000	39,782
Lorillard Tobacco Co.
3.50%	08/04/16	58,000	60,386
7.00%	08/04/41	22,000	23,664
Marathon Petroleum Corp.
6.50%	03/01/41	27,000	29,166
Midamerican Energy Holdings Co.
6.13%	04/01/36	115,000	136,700	(h)
Mitsui Sumitomo Insurance Company Ltd.
7.00%	03/15/72	50,000	50,408	(b,i)
Morgan Stanley
4.75%	03/22/17	55,000	55,018
5.50%	07/28/21	43,000	42,023
5.75%	01/25/21	100,000	98,178
Mylan Inc.
7.88%	07/15/20	70,000	78,050	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	103,916	(b)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	96,750
New Visteon Corp.
6.75%	04/15/19	53,000	53,795
Newfield Exploration Co.
5.75%	01/30/22	51,000	53,422
Newmont Mining Corp.
3.50%	03/15/22	14,000	13,488
4.88%	03/15/42	14,000	13,026
News America Inc.
6.65%	11/15/37	25,000	29,141
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	131,000	134,203
Noble Energy Inc.
4.15%	12/15/21	56,000	57,238
Nordea Bank AB
3.13%	03/20/17	200,000	200,208	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	58,000	58,645
3.13%	02/15/22	58,000	58,514
Oglethorpe Power Corp.
5.38%	11/01/40	32,000	35,959
ONEOK Partners LP
6.13%	02/01/41	64,000	71,312
Pacific Gas & Electric Co.
6.05%	03/01/34	34,000	41,330

Pacific Rubiales Energy Corp.
7.25%	12/12/21	15,000	16,417	(b)
PacifiCorp
6.25%	10/15/37	2,000	2,548
PAETEC Holding Corp.
8.88%	06/30/17	26,000	28,210
Peabody Energy Corp.
6.00%	11/15/18	15,000	14,700	(b)
6.25%	11/15/21	30,000	29,400	(b)
Petrobras International Finance Co.
2.88%	02/06/15	22,000	22,574
3.50%	02/06/17	84,000	86,097
3.88%	01/27/16	25,000	26,315
5.38%	01/27/21	34,000	36,609
Petroleos Mexicanos
6.00%	03/05/20	30,000	34,155
6.50%	06/02/41	10,000	11,250	(b)
Philip Morris International Inc.
2.50%	05/16/16	60,000	62,626
Phillips 66
1.95%	03/05/15	39,000	39,270	(b)
2.95%	05/01/17	55,000	55,902	(b)
5.88%	05/01/42	28,000	28,684	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	58,000	70,940
Plains All American Pipeline LP
3.65%	06/01/22	14,000	13,744
3.95%	09/15/15	68,000	72,922
5.15%	06/01/42	27,000	26,376
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	126,500	(b,h)
Pride International Inc.
6.88%	08/15/20	84,000	102,435
Protective Life Corp.
8.45%	10/15/39	59,000	68,309
Prudential Financial Inc.
5.63%	05/12/41	28,000	29,158
5.80%	11/16/41	14,000	15,165
QVC Inc.
7.50%	10/01/19	56,000	61,460	(b)
Range Resources Corp.
5.75%	06/01/21	51,000	53,550
Raytheon Co.
1.40%	12/15/14	57,000	57,944
Republic Services Inc.
5.25%	11/15/21	41,000	46,748
5.70%	05/15/41	38,000	43,378
Reynolds Group Issuer Inc.
8.75%	10/15/16	67,000	70,852	(b)
Rio Tinto Finance USA PLC
3.50%	03/22/22	119,000	119,218
Roche Holdings Inc.
6.00%	03/01/19	76,000	92,682	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	200,000	196,760	(b,h,i)

Schlumberger Investment S.A.
3.30%	09/14/21	29,000	29,381	(b)
Schlumberger Norge AS
1.95%	09/14/16	29,000	29,344	(b)
Sempra Energy
2.30%	04/01/17	110,000	111,340
Simon Property Group LP (REIT)
2.15%	09/15/17	83,000	81,812
Southern Copper Corp.
6.75%	04/16/40	20,000	21,613
Southwestern Energy Co.
4.10%	03/15/22	67,000	66,414	(b)
Texas Instruments Inc.
2.38%	05/16/16	90,000	93,969
Textron Inc.
6.20%	03/15/15	82,000	89,940
The AES Corp.
8.00%	10/15/17	6,000	6,757
The Coca-Cola Co.
3.30%	09/01/21	63,000	65,546
The Goldman Sachs Group Inc.
5.75%	01/24/22	55,000	56,581
6.15%	04/01/18	94,000	101,391
6.75%	10/01/37	31,000	30,289
The Potomac Edison Co.
5.35%	11/15/14	95,000	104,249	(h)
Time Warner Cable Inc.
4.00%	09/01/21	56,000	57,377
5.50%	09/01/41	86,000	90,087
6.75%	07/01/18	61,000	74,426
Time Warner Inc.
3.15%	07/15/15	121,000	128,141	(h)
5.88%	11/15/16	83,000	97,218
TNK-BP Finance S.A.
7.25%	02/02/20	15,000	17,362	(b)
Total Capital International S.A.
2.88%	02/17/22	28,000	26,848
Transocean Inc.
6.38%	12/15/21	18,000	20,253
Vail Resorts Inc.
6.50%	05/01/19	80,000	84,000
Verizon Communications Inc.
2.00%	11/01/16	56,000	56,880
Viacom Inc.
1.25%	02/27/15	39,000	38,960
2.50%	12/15/16	87,000	89,050
Volcan Cia Minera SAA
5.38%	02/02/22	15,000	15,525	(b)
Weatherford International Ltd.
4.50%	04/15/22	46,000	45,933
5.95%	04/15/42	42,000	41,702
Willis Group Holdings PLC
4.13%	03/15/16	61,000	62,006
Woodside Finance Ltd.
4.50%	11/10/14	95,000	100,842	(b)

XL Group PLC (Series E)
6.50%	12/31/49	45,000	37,912	(i)
XLIT Ltd.
5.75%	10/01/21	49,000	53,420
Xstrata Finance Canada Ltd.
5.80%	11/15/16	61,873	69,505	(b,h)
			15,594,409

Non-Agency Collateralized Mortgage Obligations—2.9%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	80,000	89,334	(i)
5.72%	02/10/51	50,000	56,668	(i)
6.20%	02/10/51	30,000	34,985	(i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	100,000	108,689	(i)
5.54%	04/12/38	60,000	64,115	(i)
5.72%	06/11/40	30,000	23,162	(i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	30,000	25,320
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	30,000	32,916	(i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	71,892	2,033	(i)
Credit Suisse Mortgage Capital Certificates
5.61%	02/25/36	28,039	659	(i)
DBUBS Mortgage Trust
5.56%	11/10/46	50,000	37,897	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	100,000	101,073	(b)
GS Mortgage Securities Corp. II
3.00%	08/10/44	60,000	62,247
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	30,000	32,651	(i)
5.34%	08/12/37	130,000	143,161	(h,i)
5.44%	06/12/47	120,000	133,414
5.79%	02/12/51	50,000	57,212	(h,i)
LB-UBS Commercial Mortgage Trust
5.16%	02/15/31	70,000	77,880	(h)
MASTR Alternative Loans Trust
5.00%	08/25/18	62,773	6,169	(g,o)
Merrill Lynch Mortgage Trust
5.66%	05/12/39	70,000	48,742	(h,i)
Morgan Stanley Capital I
5.62%	12/12/49	42,884	43,272
5.64%	06/11/42	50,000	43,590	(i)
5.73%	10/15/42	126,000	87,626	(h,i)
5.81%	08/12/41	30,000	34,294	(i)
6.28%	01/11/43	70,000	74,182	(h,i)
Residential Funding Mortgage Securities I
5.75%**	01/25/36	29,673	—
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	70,000	74,151	(h,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%**	01/25/36	44,354	—
			1,495,442

Sovereign Bonds—1.4%
Government of Argentina
2.50%	12/31/38	8,242	2,947	(j)
8.28%	12/31/33	5,737	4,102
Government of Dominican Republic
7.50%	05/06/21	100,000	103,000	(b,h)
Government of El Salvador
7.65%	06/15/35	20,000	20,380	(b,h)
Government of Grenada
4.50%	09/15/25	25,900	13,468	(b,h,j)
Government of Hungary
6.25%	01/29/20	22,000	20,070
7.63%	03/29/41	12,000	10,860
Government of Lebanon
4.00%	12/31/17	4,200	4,126
5.15%	11/12/18	11,000	11,082
6.10%	10/04/22	11,000	11,247
Government of Mexico
4.75%	03/08/44	34,000	33,320
5.75%	10/12/49	10,000	10,275
6.05%	01/11/40	18,000	21,690
Government of Panama
6.70%	01/26/36	56,000	73,640
Government of Peru
6.55%	03/14/37	41,000	52,234
Government of Poland
5.00%	03/23/22	30,000	31,621
6.38%	07/15/19	7,000	8,137
Government of Romania
6.75%	02/07/22	20,000	20,900	(b)
Government of Turkey
5.63%	03/30/21	100,000	104,350	(h)
6.88%	03/17/36	10,000	11,100
Government of Uruguay
6.88%	09/28/25	27,038	34,879
Government of Venezuela
10.75%	09/19/13	14,000	14,595
Government of Vietnam
1.56%	03/12/16	4,174	3,760	(i)
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100,000	106,585	(b,h)
7.50%	03/31/30	8,494	10,162	(j)
			738,530

Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	25,000	27,556
Municipal Electric Authority of Georgia
6.64%	04/01/57	72,000	80,076	(h)
New Jersey State Turnpike Authority
7.10%	01/01/41	30,000	41,041
7.41%	01/01/40	110,000	155,556	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,824

South Carolina State Public Service Authority
6.45%	01/01/50	30,000	40,412
State of California
5.70%	11/01/21	40,000	45,188
			406,653

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	83,122	—	(c,m,p)

Total Bonds and Notes			47,251,015
(Cost $46,354,957)

Other Investments—0.4%
GEI Investment Fund			207,491	(k)
(Cost $201,447)

Total Investments in Securities			47,458,506
(Cost $46,556,404)

Short-Term Investments—15.4%
GE Institutional Money Market Fund—Investment Class
0.04%			7,916,928	(d,k)
(Cost $7,916,928)

Total Investments			55,375,434
(Cost $54,473,332)

Liabilities in Excess of Other Assets, net—(7.6)%			(3,887,934)

NET ASSETS—100.0%			$51,487,500

Other Information

The Fund had the following long futures contracts open at March 31,2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
5 Yr. U.S. Treasury Notes Futures	June 2012	99	$12,131,367	$(57,593)
30 Yr. U.S. Treasury Bond Futures	June 2012	1	137,750	(4,284)

				$(61,877)

The Fund had the following short futures contracts open at March 31,2012 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2012	19	$(2,868,406)	$141,831
2 Yr. U.S. Treasury Notes Futures	June 2012	6	(1,320,844)	1,015
10 Yr. U.S. Treasury Notes Futures	June 2012	72	(9,322,875)	142,020

				$284,866

				$222,989

GEI Total Return Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Equity—42.0% †
Advertising—0.5%
Arbitron Inc.	27,300	$1,009,554
Omnicom Group Inc.	251,984	12,762,990
		13,772,544

Aerospace & Defense—0.6%
Alliant Techsystems Inc.	18,562	930,327
Hexcel Corp.	92,918	2,230,961	(a)
Honeywell International Inc.	202,903	12,387,228
Teledyne Technologies Inc.	9,100	573,755	(a)
The Boeing Co.	17,564	1,306,235
		17,428,506

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	184,287	5,834,526

Air Freight & Logistics—0.9%
FedEx Corp.	34,554	3,177,586
United Parcel Service Inc.	248,543	20,062,391
UTi Worldwide Inc.	63,091	1,087,058
		24,327,035

Apparel Retail—0.1%
Aeropostale Inc.	22,700	490,774	(a)
American Eagle Outfitters Inc.	14,600	250,974
The Buckle Inc.	15,100	723,290
Urban Outfitters Inc.	66,974	1,949,613	(a)
		3,414,651

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	60,790	4,697,851
Maidenform Brands Inc.	11,400	256,614	(a)
Michael Kors Holdings Ltd.	8,350	389,027	(a)
		5,343,492

Application Software—0.4%
ACI Worldwide Inc.	18,400	740,968	(a)
Blackbaud Inc.	20,400	677,892
Citrix Systems Inc.	51,222	4,041,928	(a)
Ebix Inc.	14,000	324,240
Intuit Inc.	49,418	2,971,504
Parametric Technology Corp.	40,000	1,117,600	(a)
SS&C Technologies Holdings Inc.	33,600	783,888	(a)
		10,658,020
Asset Management & Custody Banks—1.4%
Affiliated Managers Group Inc.	41,463	4,635,978	(a)
Ameriprise Financial Inc.	181,827	10,387,776
Franklin Resources Inc.	11,710	1,452,391
Invesco Ltd.	463,389	12,358,585
State Street Corp.	256,084	11,651,822	(e)
		40,486,552

Auto Parts & Equipment—0.0%*
Johnson Controls Inc.	38,009	1,234,532

Automobile Manufacturers—0.1%
Ford Motor Co.	245,332	3,064,197

Automotive Retail—0.2%
AutoZone Inc.	4,031	1,498,726	(a)
O’Reilly Automotive Inc.	40,286	3,680,126	(a)
		5,178,852

Biotechnology—0.9%
Alexion Pharmaceuticals Inc.	54,915	5,099,407	(a)
Amgen Inc.	181,994	12,373,772	(h)
Cubist Pharmaceuticals Inc.	6,500	281,125	(a)
Gilead Sciences Inc.	83,113	4,060,070	(a)
Human Genome Sciences Inc.	153,001	1,260,728	(a)
Incyte Corp Ltd.	79,057	1,525,800	(a)
Vertex Pharmaceuticals Inc.	47,219	1,936,451	(a)
		26,537,353

Brewers—0.1%
Molson Coors Brewing Co.	41,284	1,868,101

Broadcasting—0.5%
CBS Corp.	77,171	2,616,869
Discovery Communications Inc.††	20,241	1,024,195	(a)
Discovery Communications Inc.††	166,461	7,803,691	(a)
Liberty Media Corporation—Capital	26,660	2,350,079	(a)
		13,794,834

Cable & Satellite—0.9%
Comcast Corp.	178,529	5,357,655
DIRECTV	152,753	7,536,833	(a)
Liberty Global Inc.	252,380	12,086,478	(a)
		24,980,966

Casinos & Gaming—0.3%
Las Vegas Sands Corp.	74,127	4,267,491
Penn National Gaming Inc.	79,713	3,426,065	(a)
		7,693,556

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	29,880	454,475	(a)
Peabody Energy Corp.	53,267	1,542,612
		1,997,087

Communications Equipment—1.6%
Cisco Systems Inc.	1,083,647	22,919,134	(h)
Juniper Networks Inc.	96,499	2,207,897	(a)
Qualcomm Inc.	294,258	20,015,430
		45,142,461
Computer Hardware—1.4%
Apple Inc.	65,820	39,457,116	(a)

Computer Storage & Peripherals—0.1%
Synaptics Inc.	76,889	2,807,217	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	140,773	2,942,156	(a)

Construction & Farm Machinery & Heavy Trucks—0.2%
Caterpillar Inc.	19,581	2,085,768
Cummins Inc.	21,971	2,637,399
		4,723,167

Construction Materials—0.0%*
Century Aluminum Co.	87,477	776,796	(a)

Consumer Finance—0.4%
American Express Co.	182,768	10,574,957

Data Processing & Outsourced Services—1.0%
Global Cash Access Holdings Inc.	80,000	624,000	(a)
Paychex Inc.	334,093	10,353,543
The Western Union Co.	517,510	9,108,176
Visa Inc.	74,131	8,747,458
		28,833,177

Department Stores—0.1%
Macy’s Inc.	96,679	3,841,057

Distributors—0.1%
Genuine Parts Co.	38,006	2,384,877
LKQ Corp.	39,100	1,218,747	(a)
		3,603,624

Diversified Chemicals—0.2%
EI du Pont de Nemours & Co.	120,298	6,363,764

Diversified Financial Services—1.8%
Citigroup Inc.	233,638	8,539,469
Comerica Inc.	173,182	5,604,170
JPMorgan Chase & Co.	328,871	15,121,488
Wells Fargo & Co.	619,939	21,164,718
		50,429,845

Diversified Metals & Mining—0.2%
Compass Minerals International Inc.	5,900	423,266
Freeport-McMoRan Copper & Gold Inc.	132,918	5,056,201
		5,479,467

Diversified REITs—0.1%
Liberty Property Trust	21,050	751,906
Vornado Realty Trust	14,390	1,211,638
		1,963,544

Diversified Support Services—0.0%*
Healthcare Services Group Inc.	28,400	604,068
Drug Retail—0.1%
CVS Caremark Corp.	65,653	2,941,254

Education Services—0.0%*
LIncoln Educational Services Corp.	5,800	45,878

Electric Utilities—0.7%
Exelon Corp.	119,991	4,704,847
FirstEnergy Corp.	71,411	3,255,627
IDACORP Inc.	19,000	781,280
ITC Holdings Corp.	73,255	5,636,239
NextEra Energy Inc.	25,340	1,547,767
The Southern Co.	71,579	3,216,044
		19,141,804

Electrical Components & Equipment—0.4%
Cooper Industries PLC	162,186	10,371,794

Environmental & Facilities Services—0.1%
Stericycle Inc.	25,599	2,141,100	(a)

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	44,446	1,081,371	(a)
Monsanto Co.	124,402	9,922,303
		11,003,674

Food Distributors—0.0%*
Spartan Stores Inc.	8,000	144,960

Footwear—0.0%*
Deckers Outdoor Corp.	12,700	800,735	(a)

General Merchandise Stores—0.2%
Target Corp.	88,688	5,167,850

Healthcare Distributors—0.0%*
Owens & Minor Inc.	23,000	699,430

Healthcare Equipment—0.9%
Baxter International Inc.	42,496	2,540,411
Covidien PLC	375,771	20,547,158
Gen-Probe Inc.	21,757	1,444,882	(a)
Masimo Corp.	46,444	1,085,861	(a)
Thoratec Corp.	15,400	519,134	(a)
		26,137,446

Healthcare Facilities—0.2%
HCA Holdings Inc.	97,903	2,422,120	(a)
Universal Health Services Inc.	69,340	2,906,039
		5,328,159

Healthcare Services—0.9%
Bio-Reference Labs Inc.	50,100	1,177,851	(a)
Catalyst Health Solutions Inc.	79,810	5,086,291	(a)
Express Scripts Inc.	299,662	16,235,688	(a)
HMS Holdings Corp.	18,100	564,901	(a)
Lincare Holdings Inc.	89,854	2,325,422
Mednax Inc.	12,400	922,188	(a)
		26,312,341
Healthcare Technology—0.0%*
Computer Programs & Systems Inc.	4,200	237,384

Home Building—0.1%
MDC Holdings Inc.	136,360	3,516,725

Home Entertainment Software—0.1%
Activision Blizzard Inc.	266,756	3,419,812

Home Furnishing Retail—0.3%
Aaron’s Inc.	18,000	466,200
Bed Bath & Beyond Inc.	128,214	8,432,635	(a)
		8,898,835

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	488,439	15,327,215
The Home Depot Inc.	93,673	4,712,689
		20,039,904

Hotels, Resorts & Cruise Lines—0.1%
Royal Caribbean Cruises Ltd.	94,068	2,768,421

Household Products—0.5%
Kimberly-Clark Corp.	46,386	3,427,462
The Clorox Co.	82,592	5,678,200
The Procter & Gamble Co.	70,255	4,721,839
		13,827,501

Housewares & Specialties—0.1%
Jarden Corp.	32,400	1,303,452

Independent Power Producers & Energy Traders—0.5%
Calpine Corp.	274,321	4,721,064	(a)
The AES Corp.	781,494	10,214,126	(a)
		14,935,190

Industrial Gases—0.2%
Praxair Inc.	40,601	4,654,499

Industrial Machinery—0.7%
Dover Corp.	104,228	6,560,110
Eaton Corp.	133,794	6,666,955
ESCO Technologies Inc.	2,000	73,540
Harsco Corp.	156,805	3,678,645
Mueller Industries Inc.	7,900	359,055
Rexnord Corp.	59,693	1,259,522	(a)
Woodward Inc.	15,600	668,148
		19,265,975

Industrial REITs—0.1%
ProLogis Inc.	53,980	1,944,360

Insurance Brokers—0.1%
Marsh & McLennan Companies Inc.	97,903	3,210,239

Integrated Oil & Gas—1.5%
Chevron Corp.	175,976	18,871,666
ConocoPhillips	43,323	3,292,981
Exxon Mobil Corp.	58,432	5,067,807	(h)
Hess Corp.	95,646	5,638,332
Occidental Petroleum Corp.	83,120	7,915,518
		40,786,304

Integrated Telecommunication Services—0.4%
AT&T Inc.	191,119	5,968,647
Verizon Communications Inc.	84,306	3,223,018
Windstream Corp.	89,055	1,042,834
		10,234,499

Internet Retail—0.1%
Amazon.com Inc.	12,803	2,592,736	(a)
HomeAway Inc.	5,785	146,765	(a)
		2,739,501

Internet Software & Services—0.6%
eBay Inc.	240,353	8,866,622	(a)
Equinix Inc.	20,322	3,199,699	(a)
MercadoLibre Inc.	32,110	3,140,037
Monster Worldwide Inc.	97,735	952,916	(a)
NIC Inc.	9,400	114,022
		16,273,296

Investment Banking & Brokerage—0.2%
GFI Group Inc.	47,900	180,104
Raymond James Financial Inc.	24,300	887,679
The Goldman Sachs Group Inc.	40,433	5,028,652
		6,096,435

IT Consulting & Other Services—0.7%
International Business Machines Corp.	95,250	19,873,913	(h)

Life & Health Insurance—0.5%
MetLife Inc.	174,012	6,499,348
Prudential Financial Inc.	119,457	7,572,379
		14,071,727

Life Sciences Tools & Services—0.6%
Agilent Technologies Inc.	28,795	1,281,665
Bruker Corp.	51,500	788,465	(a)
Covance Inc.	43,025	2,049,281	(a)
Illumina Inc.	60,540	3,185,009	(a)
Mettler-Toledo International Inc.	11,983	2,213,859	(a)
PerkinElmer Inc.	150,885	4,173,479
Thermo Fisher Scientific Inc.	62,943	3,548,726
		17,240,484

Managed Healthcare—0.1%
Molina Healthcare Inc.	23,350	785,261	(a)
UnitedHealth Group Inc.	36,858	2,172,411
		2,957,672

Movies & Entertainment—0.7%
The Walt Disney Co.	172,769	7,563,827
Time Warner Inc.	311,366	11,754,067
		19,317,894
Multi-Line Insurance—0.2%
Hartford Financial Services Group Inc.	28,795	606,999
HCC Insurance Holdings Inc.	185,633	5,786,181
		6,393,180

Multi-Utilities—0.1%
Dominion Resources Inc.	72,017	3,687,991

Office Electronics—0.0%*
Zebra Technologies Corp.	13,100	539,458	(a)

Office REITs—0.4%
Alexandria Real Estate Equities Inc.	12,030	879,754
BioMed Realty Trust Inc.	46,700	886,366
Boston Properties Inc.	14,380	1,509,756
Brandywine Realty Trust	45,200	518,896
CommonWealth	18,460	343,725
Coresite Realty Corp.	17,900	422,261
Digital Realty Trust Inc.	22,320	1,651,010
Douglas Emmett Inc.	98,607	2,249,226
Duke Realty Corp.	43,810	628,235
Hudson Pacific Properties Inc.	9,910	149,938
Mack-Cali Realty Corp.	16,010	461,408
SL Green Realty Corp.	34,013	2,637,708
		12,338,283

Office Services & Supplies—0.0%*
Herman Miller Inc.	15,000	344,400

Oil & Gas Drilling—0.1%
Noble Corp.	75,319	2,822,203
Pioneer Drilling Co.	80,200	705,760	(a)
		3,527,963

Oil & Gas Equipment & Services—1.0%
Dril-Quip Inc.	2,900	188,558	(a)
McDermott International Inc.	153,593	1,967,526	(a)
National Oilwell Varco Inc.	20,732	1,647,572
Oil States International Inc.	14,700	1,147,482	(a)
Schlumberger Ltd.	291,018	20,350,889
Weatherford International Ltd.	124,652	1,880,999	(a)
		27,183,026

Oil & Gas Exploration & Production—0.8%
Anadarko Petroleum Corp.	134,336	10,523,882
Forest Oil Corp.	64,406	780,601	(a)
Pioneer Natural Resources Co.	24,485	2,732,281
Range Resources Corp.	55,548	3,229,561
SM Energy Co.	10,800	764,316
Southwestern Energy Co.	105,509	3,228,575	(a)
Ultra Petroleum Corp.	26,330	595,848	(a)
		21,855,064

Oil & Gas Refining & Marketing—0.1%
Marathon Petroleum Corp.	55,245	2,395,423

Oil & Gas Storage & Transportation—0.2%
Spectra Energy Corp.	121,213	3,824,270
The Williams Companies Inc.	57,590	1,774,348
		5,598,618

Packaged Foods & Meats—0.9%
ConAgra Foods Inc.	40,313	1,058,619
General Mills Inc.	58,546	2,309,640
Kellogg Co.	11,518	617,710
Kraft Foods Inc.	409,039	15,547,572
McCormick & Company Inc.	44,810	2,439,008	(h)
Mead Johnson Nutrition Co.	31,333	2,584,346
Smithfield Foods Inc.	13,200	290,796	(a)
		24,847,691

Paper Packaging—0.0%*
Packaging Corporation of America	33,500	991,265

Pharmaceuticals—1.4%
Bristol-Myers Squibb Co.	190,860	6,441,525
Johnson & Johnson	188,465	12,431,151
Merck & Company Inc.	104,211	4,001,702
Pfizer Inc.	781,358	17,705,573
		40,579,951

Property & Casualty Insurance—0.4%
ACE Ltd.	153,048	11,203,114

Publishing—0.0%*
John Wiley & Sons Inc.	5,000	237,950

Railroads—0.1%
Genesee & Wyoming Inc.	16,100	878,738	(a)
Union Pacific Corp.	29,273	3,146,262
		4,025,000

Real Estate Services—0.2%
CBRE Group Inc.	312,160	6,230,714	(a)

Regional Banks—0.2%
Cullen Frost Bankers Inc.	9,900	576,081
Fulton Financial Corp.	18,000	189,000
Prosperity Bancshares Inc.	14,300	654,940
Regions Financial Corp.	207,820	1,369,533
Sterling Bancorp	9,500	91,105
SVB Financial Group	12,000	772,080	(a)
Westamerica Bancorporation	7,300	350,400
Zions Bancorporation	119,059	2,555,006
		6,558,145

Reinsurance—0.2%
PartnerRe Ltd.	28,795	1,954,893
RenaissanceRe Holdings Ltd.	31,098	2,355,052
		4,309,945

Research & Consulting Services—0.5%
FTI Consulting Inc.	66,498	2,495,005	(a)
IHS Inc.	40,772	3,818,298	(a)
Nielsen Holdings N.V.	218,491	6,585,318	(a)
Resources Connection Inc.	8,500	119,425
		13,018,046
Residential REITs—0.3%
American Campus Communities Inc.	8,320	372,070
AvalonBay Communities Inc.	6,270	886,265
Camden Property Trust	11,780	774,535
Colonial Properties Trust	33,300	723,609
Equity Residential	55,707	3,488,372
Essex Property Trust Inc.	7,500	1,136,325
Home Properties Inc.	9,390	572,884
UDR Inc.	41,740	1,114,875
		9,068,935

Restaurants—0.3%
Cracker Barrel Old Country Store Inc.	15,500	864,900
Darden Restaurants Inc.	37,469	1,916,914
McDonald’s Corp.	61,472	6,030,403
The Wendy’s Co.	43,700	218,937
		9,031,154

Retail REITs—0.5%
Acadia Realty Trust	7,300	164,542
DDR Corp.	61,820	902,572
Equity One Inc.	7,270	146,999
General Growth Properties Inc.	34,740	590,233
Kimco Realty Corp.	53,330	1,027,136
National Retail Properties Inc.	36,800	1,000,592
Regency Centers Corp.	9,020	401,210
Simon Property Group Inc.	40,702	5,929,467
Tanger Factory Outlet Centers	22,730	675,763
Taubman Centers Inc.	3,260	237,817
The Macerich Co.	26,050	1,504,388
		12,580,719

Security & Alarm Services—0.2%
Corrections Corporation of America	155,599	4,249,409	(a)

Semiconductor Equipment—0.0%*
Rudolph Technologies Inc.	52,200	579,942	(a)

Semiconductors—1.1%
Altera Corp.	55,286	2,201,489
Hittite Microwave Corp.	56,628	3,075,467	(a)
Intel Corp.	334,968	9,415,950
Marvell Technology Group Ltd.	174,804	2,749,667	(a)
Microchip Technology Inc.	82,447	3,067,028
Microsemi Corp.	37,300	799,712	(a)
Semtech Corp.	19,300	549,278	(a)
Texas Instruments Inc.	226,224	7,603,388
		29,461,979

Soft Drinks—1.0%
Coca-Cola Enterprises Inc.	303,104	8,668,774
PepsiCo Inc.	276,673	18,357,253
		27,026,027

Specialized Consumer Services—0.0%*
Matthews International Corp.	2,900	91,756

Specialized Finance—0.5%
CME Group Inc.	41,321	11,955,405
MSCI Inc.	42,707	1,572,045	(a)
		13,527,450

Specialized REITs—0.9%
American Tower Corp.	186,687	11,765,015
DiamondRock Hospitality Co.	15,850	163,097
HCP Inc.	34,060	1,344,008
Healthcare Inc.	32,930	1,809,833
Host Hotels & Resorts Inc.	43,730	718,047
LaSalle Hotel Properties	9,900	278,586
Omega Healthcare Investors Inc.	47,000	999,220
Pebblebrook Hotel Trust	5,750	129,835
Public Storage	27,348	3,778,673
Rayonier Inc.	35,534	1,566,694
RLJ Lodging Trust	27,890	519,591
Sabra Healthcare REIT Inc.	22,700	373,188
Sunstone Hotel Investors Inc.	37,320	363,497	(a)
Ventas Inc.	30,680	1,751,828
		25,561,112

Specialty Chemicals—0.3%
Albemarle Corp.	35,184	2,248,961
Celanese Corp.	15,718	725,857
Cytec Industries Inc.	28,554	1,735,798
Ecolab Inc.	41,975	2,590,697
Sensient Technologies Corp.	15,700	596,600
		7,897,913

Specialty Stores—0.1%
Dick’s Sporting Goods Inc.	71,881	3,456,038

Steel—0.2%
Allegheny Technologies Inc.	122,550	5,045,384
Commercial Metals Co.	40,300	597,246
		5,642,630

Systems Software—1.6%
MICROS Systems Inc.	20,500	1,133,445	(a)
Microsoft Corp.	889,324	28,680,700
Oracle Corp.	357,199	10,415,923
Rovi Corp.	108,343	3,526,565	(a)
		43,756,633

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	67,413	1,685,325
People’s United Financial Inc.	250,143	3,311,893
		4,997,218

Tobacco—0.2%
Philip Morris International Inc.	65,324	5,788,360

Trading Companies & Distributors—0.2%
Applied Industrial Technologies Inc.	25,400	1,044,702
MSC Industrial Direct Company Inc.	44,173	3,678,727
		4,723,429
Trucking—0.0%*
Old Dominion Freight Line Inc.	24,050	1,146,464	(a)

Water Utilities—0.1%
American Water Works Company Inc.	51,520	1,753,226

Wireless Telecommunication Services—0.0%*
NII Holdings Inc.	35,252	645,464	(a)

Total Domestic Equity		1,179,858,752
(Cost $997,317,126)

Foreign Equity—20.2%

Common Stock—19.8%

Advertising—0.2%
WPP PLC	428,423	5,849,164

Aerospace & Defense—0.4%
European Aeronautic Defence and Space Company N.V.	68,395	2,796,661	(a)
Safran S.A.	223,866	8,214,760
		11,011,421

Apparel Retail—0.1%
Fast Retailing Company Ltd.	12,100	2,773,024

Apparel, Accessories & Luxury Goods—0.4%
Adidas AG	40,523	3,159,080
China Dongxiang Group Co.	1,150,372	192,618
Luxottica Group S.p.A	80,826	2,922,316
LVMH Moet Hennessy Louis Vuitton S.A.	31,703	5,439,902
Ports Design Ltd.	110,973	135,385	(p)
		11,849,301

Application Software—0.3%
SAP AG	131,088	9,140,478

Automobile Manufacturers—0.8%
Brilliance China Automotive Holdings Ltd.	322,611	347,792	(a)
Daimler AG	17,983	1,082,687
Hyundai Motor Co.	14,559	2,993,908
Kia Motors Corp.	4,769	311,886
Mahindra & Mahindra Ltd.	8,692	119,260
Nissan Motor Company Ltd.	112,200	1,201,145
Suzuki Motor Corp.	345,295	8,295,136
Toyota Motor Corp.	168,465	7,308,100
		21,659,914

Brewers—0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,096	350,491	(a)
Anheuser-Busch InBev N.V.	26,544	1,936,398
		2,286,889

Broadcasting—0.0%*
Zee Entertainment Enterprises Ltd.	114,953	284,195	(a)
Building Products—0.1%
Daikin Industries Ltd.	52,400	1,434,561

Casinos & Gaming—0.0%*
Genting Bhd	188,098	665,573
Sands China Ltd.	107,844	420,875
		1,086,448

Coal & Consumable Fuels—0.0%*
Adaro Energy Tbk PT	1,057,781	223,263

Commodity Chemicals—0.0%*
LG Chem Ltd.	1,805	589,427

Communications Equipment—0.1%
Telefonaktiebolaget LM Ericsson	294,335	3,040,784

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	776,176	717,793
Doosan Heavy Industries and Construction Company Ltd.	7,171	403,786
JGC Corp.	46,000	1,433,744	(a)
VInci S.A.	68,876	3,586,336
		6,141,659

Construction & Farm Machinery & Heavy Trucks—0.1%
First Tractor Company Ltd.	307,686	311,094
Kubota Corp.	49,000	473,358
Sany Heavy Equipment International Holdings Company Ltd.	385,776	291,170	(a)
United Tractors Tbk PT	159,902	577,074
		1,652,696

Construction Materials—0.1%
HeidelbergCement AG	61,189	3,698,214

Department Stores—0.0%*
Golden Eagle Retail Group Ltd.	125,312	318,606

Distillers & Vintners—0.4%
Diageo PLC	413,758	9,932,757
Diageo PLC ADR	23,953	2,311,465
		12,244,222

Diversified Capital Markets—0.3%
Credit Suisse Group AG	113,850	3,240,981
Deutsche Bank AG	88,732	4,408,122
		7,649,103

Diversified Financial Services—1.6%
African Bank Investments Ltd.	23,365	121,353
Axis Bank Ltd.	8,323	186,898	(a)
Banco Santander Chile ADR	5,307	456,880
Bank of China Ltd.	2,385,620	958,673
Bank Rakyat Indonesia Persero Tbk PT	437,964	332,879
BNP Paribas S.A.	118,814	5,628,839
Chinatrust Financial Holding Company Ltd.	661,997	416,068	(a)
Credicorp Ltd.	4,934	650,400	(a)
Grupo Financiero Banorte SAB de C.V.	86,244	382,865
HSBC Holdings PLC	1,318,432	11,687,002
Industrial & Commercial Bank of China	1,297,283	837,118
ING Groep N.V.	460,461	3,830,634	(a)
KB Financial Group Inc.	5,466	199,478
Lloyds Banking Group PLC	5,452,883	2,927,784	(a)
Malayan Banking BHD	128,300	371,477
Metropolitan Bank & Trust	312,816	636,415	(a)
Sberbank of Russia ADR	49,700	638,148	(a)
Shinhan Financial Group Company Ltd.	6,330	244,418	(a)
Standard Bank Group Ltd.	29,705	431,028
Standard Chartered PLC	313,889	7,823,654
United Overseas Bank Ltd.	399,717	5,833,544
VTB Bank OJSC GDR	57,181	257,886
		44,853,441

Diversified Metals & Mining—0.9%
Anglo American PLC	12,420	463,756
Antofagasta PLC	86,797	1,597,593	(a)
BHP Billiton PLC	272,576	8,307,323
Lynas Corporation Ltd.	3,664,019	4,156,334	(a)
Rio Tinto PLC	163,237	8,987,581
Xstrata PLC	108,093	1,844,496
		25,357,083

Diversified Real Estate Activities—0.4%
Daito Trust Construction Company Ltd.	19,600	1,769,585
Sumitomo Realty & Development Company Ltd. (REIT)	221,000	5,357,494
Wharf Holdings Ltd.	549,978	2,989,319
		10,116,398

Diversified Support Services—0.4%
Aggreko PLC	132,209	4,752,832
Brambles Ltd.	679,685	4,999,247
		9,752,079

Drug Retail—0.0%*
Raia Drogasil S.A.	6,170	60,033

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	778,433	1,650,226
Reliance Infrastructure Ltd.	58,666	674,351	(a)
		2,324,577

Electrical Components & Equipment—0.0%*
Zhuzhou CSR Times Electric Company Ltd.	152,465	389,214

Electronic Components—0.0%*
Largan Precision Company Ltd.	12,000	235,816	(a)

Electronic Equipment & Instruments—0.2%
Elster Group SE ADR	15,000	237,150	(a)
Hexagon AB	216,087	4,181,478
		4,418,628

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	243,086	943,040

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc.††	69,108	3,157,545
Potash Corporation of Saskatchewan Inc.††	154,529	7,041,123
Sociedad Quimica y Minera de Chile S.A. ADR	28,391	1,665,700
Syngenta AG	24,650	8,511,662
		20,376,030

Food Retail—0.1%
Magnit OJSC GDR	21,229	618,613
President Chain Store Corp.	64,991	361,128	(a)
Shoprite Holdings Ltd.	26,077	466,525
		1,446,266

Gas-Distribution—0.0%*
Canadian Utilities Ltd.	10,255	667,557

Gold—0.1%
Kinross Gold Corp.	195,441	1,906,599

Healthcare Services—0.3%
Diagnosticos da America S.A.	29,941	229,937	(a)
Fresenius SE & Company KGaA	76,631	7,846,585
		8,076,522

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	93,157	8,290,740
Shandong Weigao Group Medical Polymer Company Ltd.	230,410	261,155
		8,551,895

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	120,939	2,468,365
Dongfang Electric Corporation Ltd.	63,642	155,252
		2,623,617

Home Building—0.0%*
MRV Engenharia e Participacoes S.A.	28,640	203,304

Hotels, Resorts & Cruise Lines—0.0%*
Ctrip.Com International Ltd. ADR	8,694	188,138	(a)

Household Appliances—0.0%*
Techtronic Industries Co.	276,781	374,317

Household Products—0.5%
Reckitt Benckiser Group PLC	128,625	7,260,691
Unicharm Corp.	123,300	6,547,433
		13,808,124

Human Resource & Employment Services—0.1%
The Capita Group PLC	359,245	4,204,432

Industrial Conglomerates—0.5%
Chongqing Machinery & Electric Company Ltd.	666,096	124,400
Hutchison Whampoa Ltd.	493,582	4,930,098
Koninklijke Philips Electronics N.V.	66,463	1,345,333
Siemens AG	46,194	4,650,035
Siemens AG ADR	18,429	1,858,380
		12,908,246

Industrial Gases—0.5%
Linde AG	71,362	12,786,657
OCI Materials Company Ltd.	19,718	1,197,298	(a)
		13,983,955

Industrial Machinery—0.8%
Alfa Laval AB	100,634	2,064,139
FANUC Corp.	43,500	7,759,645
Mitsubishi Heavy Industries Ltd.	743,000	3,620,427
SMC Corp.	21,400	3,422,128
Vallourec S.A.	83,631	5,290,141
		22,156,480

Integrated Oil & Gas—2.0%
BG Group PLC	518,220	11,989,240	(a)
Cenovus Energy Inc.	50,492	1,813,661
China Petroleum & Chemical Corp.	2,160,407	2,351,293
ENI S.p.A	254,961	5,972,360
Gazprom OAO ADR	186,898	2,311,928
Lukoil OAO ADR	15,302	930,362
Petroleo Brasileiro S.A. ADR	131,059	3,349,869
Royal Dutch Shell PLC	380,864	13,287,156
Royal Dutch Shell PLC ADR	38,055	2,668,797
Suncor Energy Inc.	254,251	8,290,600
Total S.A.	45,415	2,312,723
		55,277,989

Integrated Telecommunication Services—0.1%
China Telecom Corp Ltd.	403,497	222,952
Telefonica S.A.	110,904	1,814,382
Telefonica S.A. ADR	127,630	2,094,408
		4,131,742

Internet Software & Services—0.7%
Baidu Inc. ADR	128,301	18,702,437	(a)

Investment Banking & Brokerage—0.0%*
Egyptian Financial Group-Hermes Holding	157,798	349,298	(a)

IT Consulting & Other Services—0.2%
Cap Gemini S.A.	101,369	4,530,368
HCL Technologies Ltd.	46,105	436,615	(a)
Infosys Ltd.	6,394	358,953	(a)
		5,325,936

Life & Health Insurance—0.9%
AIA Group Ltd.	2,813,609	10,310,043
Ping An Insurance Group Co.	33,515	254,039
Prudential PLC	818,808	9,779,175
Sony Financial Holdings Inc.	253,900	4,535,306
		24,878,563

Life Sciences Tools & Services—0.0%*
ICON PLC ADR	22,100	468,962	(a)

Managed Healthcare—0.0%*
Odontoprev S.A.	17,674	300,331

Marine Ports & Services—0.0%*
Mundra Port and Special Economic Zone Ltd.	171,869	434,859

Multi-Line Insurance—0.3%
AXA S.A.	264,389	4,376,439
Zurich Financial Services AG	17,628	4,731,485
		9,107,924

Multi-Utilities—0.4%
National Grid PLC	982,335	9,895,862

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	365,163	522,065

Oil & Gas Equipment & Services—0.1%
Cie Generale de Geophysique—Veritas	35,382	1,045,553	(a)
Gasfrac Energy Services Inc.	134,110	1,007,720	(a)
		2,053,273

Oil & Gas Exploration & Production—0.1%
Afren PLC	797,040	1,698,810	(a)
Canadian Natural Resources Ltd.	42,972	1,421,436
CNOOC Ltd.	329,056	676,421
Pacific Rubiales Energy Corp.	11,193	326,344
		4,123,011

Packaged Foods & Meats—0.7%
Nestle S.A.	204,470	12,849,362
Nestle S.A. ADR	33,402	2,104,326
Thai Union Frozen Products PCL	139,790	320,588
Unilever N.V.	139,983	4,756,387
		20,030,663

Pharmaceuticals—0.8%
Aspen Pharmacare Holdings Ltd.	17,531	270,736
Bayer AG	62,634	4,399,027
Novartis AG	139,609	7,716,840
Novartis AG ADR	90,854	5,034,220
Roche Holding AG	24,081	4,185,567	(a)
		21,606,390

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	21,372	492,037	(a)

Regional Banks—0.1%
The Bank of Yokohama Ltd.	803,948	4,044,407

Restaurants—0.1%
Arcos Dorados Holdings Inc.	147,360	2,665,743

Security & Alarm Services—0.1%
G4S PLC††	342,793	1,492,476
G4S PLC††	105,832	462,614
		1,955,090
Semiconductors—0.9%
Samsung Electronics Company Ltd.	11,636	13,093,774
Taiwan Semiconductor Manufacturing Company Ltd.	3,861,433	11,107,614	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	36,291	554,527
		24,755,915

Specialized Finance—0.0%*
Deutsche Boerse AG	19,534	1,313,158

Specialty Chemicals—0.1%
Neo Material Technologies Inc.	107,791	1,210,081	(a)
Novozymes A/S	21,300	619,568
Symrise AG	23,605	682,135
		2,511,784

Steel—0.2%
Hitachi Metals Ltd.	73,000	911,890
Mechel ADR	114,685	409,425
Vale S.A. ADR	151,914	3,446,928
		4,768,243

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	36,978	489,217

Tobacco—0.0%*
ITC Ltd.	30,227	134,181	(a)

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	204,800	4,778,127

Wireless Telecommunication Services—0.6%
America Movil SAB de C.V. ADR	111,380	2,765,565
Millicom International Cellular S.A.	4,171	471,452
MTN Group Ltd.	19,980	351,512
Softbank Corp.	171,598	5,102,379
Vodafone Group PLC	3,152,522	8,673,616
		17,364,524

Total Common Stock		555,340,891
(Cost $520,168,773)

Preferred Stock—0.4%

Automobile Manufacturers—0.2%
Volkswagen AG	33,997	5,969,350

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.	99,237	1,900,098	(a)

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais	15,578	372,393	(a)

Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,980	237,494

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	51,227	655,676	(a)

Multi-Line Insurance—0.0%*
XLIT Ltd. 3.59%	1,655	1,182,291

Steel—0.1%
Vale S.A.	66,891	1,520,200	(a)

Total Preferred Stock		11,837,502
(Cost $10,837,976)

Total Foreign Equity		567,178,393
(Cost $531,006,749)

		Principal Amount	Fair Value
Bonds and Notes—28.4%
U.S. Treasuries—7.5%
U.S. Treasury Bonds
3.13%	11/15/41 - 02/15/42	$85,757,000	$82,222,781	(h)
U.S. Treasury Notes
0.32%	12/31/13	29,680,000	29,577,960	(d,h)
1.01%	01/31/17 - 02/28/17	49,087,700	48,765,730	(d,h)
2.00%	02/15/22	52,461,200	51,452,948	(h)
			212,019,419

Agency Mortgage Backed—9.6%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	23,561	25,041	(h)
5.00%	07/01/35 - 06/01/41	4,832,974	5,330,522	(h)
5.50%	05/01/20 - 04/01/39	2,303,436	2,550,533	(h)
6.00%	04/01/17 - 11/01/37	2,336,072	2,612,215	(h)
6.50%	06/01/29 - 03/01/30	3,764	4,302	(h)
7.00%	06/01/29 - 08/01/36	122,421	141,877	(h)
7.50%	01/01/28 - 09/01/33	16,506	19,210	(h)
8.00%	01/01/30 - 11/01/30	10,692	12,669	(h)
9.00%	10/01/25	324	395	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 12/01/41	47,558,189	49,919,507	(h)
4.50%	05/01/18 - 07/01/41	24,755,307	26,581,924	(h)
5.00%	07/01/20 - 06/01/41	9,005,743	9,920,822	(h)
5.14%	03/01/37	6,910	6,972	(i)
5.47%	04/01/37	4,296	4,513	(i)
5.50%	04/01/14 - 01/01/39	20,290,142	22,223,974	(h)
6.00%	09/01/19 - 08/01/35	4,354,029	4,867,826	(h)
6.50%	09/01/17 - 08/01/36	355,366	399,627	(h)
7.00%	04/01/17 - 12/01/33	6,229	6,922	(h)
7.50%	09/01/13 - 03/01/34	38,618	44,259	(h)
8.00%	12/01/12 - 11/01/33	12,948	15,416	(h)
8.50%	06/01/30	23	23	(h)
9.00%	12/01/17 - 12/01/22	3,098	3,562	(h)
3.50%	TBA	18,715,000	19,217,966	(c)
4.00%	TBA	10,535,000	11,045,289	(c)
4.50%	TBA	33,210,000	35,321,950	(c)
5.00%	TBA	13,535,000	14,619,914	(c)
5.50%	TBA	9,600,000	10,455,000	(c)
6.00%	TBA	10,767,000	11,840,823	(c)
6.50%	TBA	5,044,000	5,649,280	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	20,947,961	22,843,717	(h)
6.00%	04/15/27 - 09/15/36	361,041	413,234	(h)
6.50%	04/15/24 - 09/15/36	262,727	305,588	(h)
7.00%	06/15/34 - 10/15/36	193,470	226,331	(h)
8.00%	03/15/30	3,084	3,266	(h)
9.00%	11/15/16 - 12/15/21	7,819	8,808	(h)
4.00%	TBA	6,635,000	7,120,184	(c)
4.50%	TBA	5,680,000	6,177,888	(c)
			269,941,349

Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	246,459	2,008	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	6,844,878	772,280	(g,o)
5.00%	02/15/38	377,778	37,192	(g,o)
5.50%	04/15/17	1,866	4	(g,h,o)
6.36%	08/15/25	3,335,618	525,093	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	2,767	578	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	27,352	4,530	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	23,468	1,284	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	9,388	371	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	28,208	1,952	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class CI)
5.00%	11/15/17	10,435	263	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	13,572	654	(g,h,o)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	2,299	15	(g,h,o)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	1,898	423	(g,h,o)
Federal Home Loan Mortgage STRIPS
4.04%	08/01/27	477	410	(d,f,h)
Federal National Mortgage Assoc. REMIC
1.20%	12/25/42	118,432	3,966	(g,h,i)
5.00%	02/25/40 - 09/25/40	4,712,412	707,642	(g,o)
5.76%	07/25/38 - 01/25/41	4,183,772	734,512	(g,i)
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
8.00%**	05/25/22	2	61	(g,h,o)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	19,484	813	(g,h,o)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	630,432	40,532	(g,o)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	4,603	71	(g,h,o)
Federal National Mortgage Assoc. STRIPS
5.00%	05/25/38	429,427	67,731	(g,o)
6.00%	01/01/35	500,504	98,684	(g,o)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	667,306	83,754	(g,o)
5.00%	03/25/38	472,313	71,494	(g,o)
5.50%	12/01/33	137,568	20,721	(g,o)
7.50%	11/01/23	8,426	1,848	(g,h,o)
8.00%	08/01/23 - 07/01/24	3,859	846	(g,h,o)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	729,847	96,701	(g,o)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	7,134,451	992,663	(g,o)
5.00%	12/20/35 - 09/20/38	6,007,180	742,618	(g,o)
5.86%	10/16/41	2,280,745	501,497	(g,i)
			5,513,211

Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust
3.43%	02/25/36	688,374	668,714	(d,h,i)
6.09%	01/25/34	4,239	3,171	(d,i)
Capital One Multi-Asset Execution Trust
1.34%	01/15/19	500,000	484,138	(d,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	1,051,748	938,918	(h)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	3,750,000	2,764,416	(h)
Countrywide Asset-Backed Certificates
1.29%	06/26/33	586,601	246,918	(h,i)
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,500,000	1,526,637	(b)
Indymac Seconds Asset Backed Trust
26.54%	02/25/37	1,178,860	550,347	(d,h,i)
Mid-State Trust
7.54%	07/01/35	3,298	3,348
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	700,000	434,428
Residential Asset Securities Corp.
16.70%	07/25/32	3,772	2,130	(d,i)
			7,623,165

Corporate Notes—9.2%
Adaro Indonesia PT
7.63%	10/22/19	200,000	217,000	(b)
AES Gener S.A.
5.25%	08/15/21	256,000	270,080	(b)
AES Panama S.A.
6.35%	12/21/16	443,000	478,440	(b)
Aflac Inc.
2.65%	02/15/17	237,000	239,679
4.00%	02/15/22	237,000	238,953
Agilent Technologies Inc.
5.50%	09/14/15	909,000	1,021,609	(h)
Air Jamaica Ltd.
9.38%	07/08/15	165,000	171,600
Alcoa Inc.
5.40%	04/15/21	438,000	452,592
5.55%	02/01/17	475,000	521,798
Allergan Inc.
3.38%	09/15/20	655,000	680,747	(h)
Alpha Natural Resources Inc.
6.00%	06/01/19	622,000	562,910
ALROSA Finance S.A.
7.75%	11/03/20	400,000	427,000	(b)
America Movil SAB de C.V.
2.38%	09/08/16	3,032,000	3,069,369
6.13%	03/30/40	714,000	829,181
American Axle & Manufacturing Inc.
7.88%	03/01/17	865,000	893,113
American International Group Inc.
5.85%	01/16/18	987,000	1,073,368	(h)

Amgen Inc.
2.30%	06/15/16	701,000	715,614
2.50%	11/15/16	474,000	487,094
5.65%	06/15/42	1,072,000	1,146,186	(h)
Amphenol Corp.
4.00%	02/01/22	1,875,000	1,887,144
Amsted Industries Inc.
8.13%	03/15/18	416,000	445,120	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	1,268,000	1,461,873	(h)
6.20%	03/15/40	1,302,000	1,475,320	(h)
6.38%	09/15/17	535,000	635,696
6.95%	06/15/19	1,186,000	1,447,804	(h)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	1,433,000	1,538,065	(h)
5.38%	11/15/14	1,296,000	1,439,137
Aon Corp.
3.13%	05/27/16	1,205,000	1,250,288	(h)
ArcelorMittal
6.75%	03/01/41	250,000	234,279
Arch Coal Inc.
7.00%	06/15/19	893,000	823,793	(b,h)
Archer-Daniels-Midland Co.
5.77%	03/01/41	1,698,000	2,045,576	(h)
Aristotle Holding Inc.
2.65%	02/15/17	1,233,000	1,246,934	(b)
3.90%	02/15/22	474,000	479,094	(b)
4.75%	11/15/21	474,000	507,283	(b)
6.13%	11/15/41	730,000	814,377	(b)
Arizona Public Service Co.
6.25%	08/01/16	273,000	319,943	(h)
AT&T Inc.
1.09%	02/13/15	1,895,000	1,883,772	(d)
1.60%	02/15/17	2,369,000	2,355,554
2.95%	05/15/16	844,000	891,877
5.55%	08/15/41	665,000	737,101
5.60%	05/15/18	165,000	195,142
6.40%	05/15/38	2,084,000	2,474,840	(h)
6.70%	11/15/13	534,000	584,160	(h)
Australia & New Zealand Banking Group Ltd.
2.40%	11/23/16	1,363,000	1,374,494	(b)
Baker Hughes Inc.
3.20%	08/15/21	954,000	960,287	(b)
Banco del Estado de Chile
4.13%	10/07/20	200,000	207,000	(b)
Banco do Brasil S.A.
5.88%	01/26/22	502,000	516,558	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	100,500	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,250	(b,i)
BanColombia S.A.
5.95%	06/03/21	299,000	316,566
6.13%	07/26/20	170,000	179,350

Bank of America Corp.
3.75%	07/12/16	500,000	502,492	(h)
3.88%	03/22/17	952,000	957,250
5.63%	10/14/16	475,000	505,014
5.70%	01/24/22	945,000	1,000,362	(h)
5.75%	12/01/17	955,000	1,024,231
5.88%	02/07/42	1,185,000	1,178,613	(h)
6.50%	08/01/16	1,025,000	1,126,971	(h)
Banque Centrale de Tunisie S.A.
7.38%	04/25/12	600,000	600,000
Baxter International Inc.
1.85%	01/15/17	1,128,000	1,142,371
Becton Dickinson and Co.
3.13%	11/08/21	1,424,000	1,444,906	(h)
Berkshire Hathaway Inc.
1.90%	01/31/17	1,875,000	1,896,452
BG Energy Capital PLC
2.88%	10/15/16	486,000	502,791	(b)
4.00%	10/15/21	475,000	495,355	(b)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	1,419,000	1,411,904
Bombardier Inc.
7.75%	03/15/20	1,251,000	1,394,865	(b,h)
BP Capital Markets PLC
2.25%	11/01/16	1,425,000	1,461,632	(h)
Broadcom Corp.
2.70%	11/01/18	949,000	964,938
Calpine Corp.
7.25%	10/15/17	887,000	940,220	(b,h)
Cargill Inc.
5.20%	01/22/13	2,235,000	2,320,071	(b,h)
Case New Holland Inc.
7.88%	12/01/17	507,000	589,388
Caterpillar Inc.
3.90%	05/27/21	1,004,000	1,100,365	(h)
CCO Holdings LLC
8.13%	04/30/20	739,000	820,290
Centrais Eletricas Brasileiras S.A.
5.75%	10/27/21	400,000	437,800	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	770,000	825,083	(b)
CenturyLink Inc.
5.80%	03/15/22	1,052,000	1,027,289
7.65%	03/15/42	1,147,000	1,077,737
Chesapeake Energy Corp.
6.13%	02/15/21	787,000	779,130
Chesapeake Midstream Partners LP
5.88%	04/15/21	1,232,000	1,225,840	(b,h)
Cigna Corp.
2.75%	11/15/16	2,204,000	2,231,490	(h)
4.00%	02/15/22	462,000	470,202	(h)
5.38%	02/15/42	948,000	972,339	(h)
CIncinnati Bell Inc.
8.25%	10/15/17	626,000	639,303	(h)

Citigroup Inc.
4.45%	01/10/17	1,902,000	1,992,356
5.00%	09/15/14	5,208,000	5,393,556	(h)
5.88%	01/30/42	1,036,000	1,073,438
6.13%	08/25/36	470,000	451,704
CityCenter Holdings LLC
7.63%	01/15/16	506,000	533,830
CNA Financial Corp.
5.88%	08/15/20	927,000	993,737	(h)
CNOOC Finance 2011 Ltd.
4.25%	01/26/21	200,000	208,687	(b)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	212,764	(b)
Comision Federal de Electricidad
4.88%	05/26/21	1,275,000	1,351,500	(b,h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	528,000	661,294	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	1,505,000	1,826,665	(h)
Corning Inc.
4.75%	03/15/42	1,109,000	1,073,942
Corp Lindley S.A.
6.75%	11/23/21	85,000	90,525	(b)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	871,000	892,335	(b,h)
5.63%	09/21/35	134,000	151,647	(b,h)
Credit Suisse AG
2.60%	05/27/16	1,009,000	1,028,679	(b)
Crown Castle Towers LLC
4.88%	08/15/40	1,250,000	1,286,145	(b,h)
6.11%	01/15/40	326,000	362,326	(b,h)
CSX Corp.
4.25%	06/01/21	909,000	973,919
CVS Caremark Corp.
3.25%	05/18/15	365,000	386,866
5.75%	06/01/17	735,000	867,374
Danaher Corp.
2.30%	06/23/16	1,004,000	1,039,967	(h)
3.90%	06/23/21	201,000	219,797	(h)
DaVita Inc.
6.38%	11/01/18	843,000	883,043	(h)
Denbury Resources Inc.
6.38%	08/15/21	761,000	804,758	(h)
8.25%	02/15/20	399,000	445,883	(h)
DENTSPLY International Inc.
2.75%	08/15/16	1,456,000	1,463,612
4.13%	08/15/21	953,000	971,658
Deutsche Telekom International Finance BV
2.25%	03/06/17	922,000	912,561	(b)
4.88%	03/06/42	478,000	451,561	(b)
Development Bank of Kazakhstan JSC
5.50%	12/20/15	200,000	214,000	(b)
Digicel Ltd.
8.25%	09/01/17	100,000	105,750	(b)

DIRECTV Holdings LLC
2.40%	03/15/17	964,000	955,445	(b)
3.55%	03/15/15	1,057,000	1,116,225	(h)
3.80%	03/15/22	482,000	475,383	(b)
4.60%	02/15/21	945,000	995,726
4.75%	10/01/14	1,026,000	1,115,199	(h)
5.15%	03/15/42	964,000	939,113	(b)
Dolphin Energy Ltd.
5.89%	06/15/19	337,160	364,976	(b,h)
Dominion Resources Inc.
1.95%	08/15/16	667,000	676,176
4.90%	08/01/41	398,000	417,553
DPL Inc.
7.25%	10/15/21	844,000	936,840	(b)
Dubai Electricity & Water Authority
7.38%	10/21/20	340,000	364,650	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	986,000	1,129,420
Ecolab Inc.
3.00%	12/08/16	1,318,000	1,370,445
Ecopetrol S.A.
7.63%	07/23/19	168,000	207,060	(h)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	168,000	178,080	(b)
Empresa Nacional del Petroleo
4.75%	12/06/21	250,000	259,052	(b)
Energy Transfer Equity LP
7.50%	10/15/20	632,000	701,520
Energy Transfer Partners LP
6.70%	07/01/18	701,000	803,659
European Investment Bank
0.81%	12/15/14	1,420,000	1,422,452	(d)
4.88%	01/17/17	2,440,000	2,809,340	(h)
Exelon Corp.
4.90%	06/15/15	1,393,000	1,519,464	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	300,000	303,000	(b)
Express Scripts Inc.
3.13%	05/15/16	1,421,000	1,479,694
First Citizens St Lucia Ltd.
4.90%	02/09/16	450,000	462,999	(b)
Florida Power & Light Co.
4.13%	02/01/42	847,000	830,074
Ford Motor Credit Company LLC
5.00%	05/15/18	775,000	802,788
5.88%	08/02/21	344,000	371,035
Forest Oil Corp.
7.25%	06/15/19	843,000	824,033
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	1,734,000	1,794,690	(b)
Frontier Communications Corp.
7.13%	03/15/19	886,000	888,215	(h)
Gilead Sciences Inc.
5.65%	12/01/41	470,000	502,055
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	180,000	191,430	(b,j)

Goldman Sachs Capital I
6.35%	02/15/34	750,000	699,848
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,063,478
Grupo Bimbo SAB de C.V.
4.50%	01/25/22	200,000	203,676	(b)
Halliburton Co.
3.25%	11/15/21	474,000	486,814	(h)
4.50%	11/15/41	474,000	479,922	(h)
Hanesbrands Inc.
6.38%	12/15/20	903,000	927,833	(h)
HCA Inc.
6.50%	02/15/20	799,000	838,950	(h)
HCP Inc. (REIT)
3.75%	02/01/19	657,000	653,134	(h)
Heineken N.V.
3.40%	04/01/22	1,901,000	1,886,990	(b)
Hewlett-Packard Co.
2.60%	09/15/17	2,382,000	2,380,533
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	421,000	446,260
HSBC Finance Corp.
6.68%	01/15/21	1,011,000	1,079,176	(h)
HSBC Holdings PLC
4.00%	03/30/22	1,902,000	1,885,300
Hughes Satellite Systems Corp.
6.50%	06/15/19	905,000	945,725
Indo Energy Finance BV
7.00%	05/07/18	100,000	102,250	(b)
ING Bank N.V.
3.75%	03/07/17	950,000	940,948	(b)
Ingles Markets Inc.
8.88%	05/15/17	926,000	1,002,395
Instituto Costarricense de Electricidad
6.95%	11/10/21	300,000	315,000	(b)
Inter-American Development Bank
1.38%	10/18/16	1,425,000	1,448,086
Intergas Finance BV
6.38%	05/14/17	100,000	109,250	(b,h)
IPIC GMTN Ltd.
3.75%	03/01/17	693,000	705,128	(b)
John Deere Capital Corp.
3.15%	10/15/21	475,000	483,314	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	1,233,000	1,259,798
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200,000	221,500	(b)
KazMunayGas National Co.
9.13%	07/02/18	100,000	124,592	(b)
11.75%	01/23/15	100,000	122,027	(b)
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	1,446,000	1,454,570
5.00%	03/15/42	1,301,000	1,298,330
Korea Development Bank
3.25%	03/09/16	897,000	907,838
4.00%	09/09/16	518,000	539,944

Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	332,000	344,131	(b)
Korea National Oil Corp.
2.88%	11/09/15	686,000	694,126	(b)
3.13%	04/03/17	951,000	948,949	(b)
Kraft Foods Inc.
4.13%	02/09/16	1,457,000	1,583,363	(h)
5.38%	02/10/20	513,000	593,050
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	587,000	619,596	(h)
4.50%	07/16/18	1,567,000	1,812,016	(h)
Levi Strauss & Co.
7.63%	05/15/20	888,000	939,060	(h)
Linn Energy LLC
8.63%	04/15/20	694,000	747,785
Listrindo Capital BV
6.95%	02/21/19	300,000	309,636	(b)
Lloyds TSB Bank PLC
4.20%	03/28/17	1,142,000	1,150,576
Lockheed Martin Corp.
4.85%	09/15/41	619,000	631,418
Lorillard Tobacco Co.
3.50%	08/04/16	974,000	1,014,068
7.00%	08/04/41	377,000	405,519
Majapahit Holding BV
7.75%	10/17/16	400,000	463,000	(b)
Marathon Petroleum Corp.
6.50%	03/01/41	477,000	515,274
MDC-GMTN B.V.
5.50%	04/20/21	300,000	321,841	(b)
Midamerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,188,696
Mitsui Sumitomo Insurance Company Ltd.
7.00%	03/15/72	474,000	477,870	(b,i)
Mizuho Corporate Bank Ltd.
2.55%	03/17/17	953,000	952,907	(b)
Morgan Stanley
4.75%	03/22/17	952,000	952,317
5.50%	07/28/21	716,000	699,735
5.75%	01/25/21	473,000	464,383
Mylan Inc.
7.88%	07/15/20	281,000	313,315	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	545,000	566,340	(b)
5.00%	09/30/14	200,000	212,600	(b)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	200,000	193,500
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	200,000	233,300
New Visteon Corp.
6.75%	04/15/19	928,000	941,920	(h)
Newfield Exploration Co.
5.75%	01/30/22	844,000	884,090	(h)
Newmont Mining Corp.
3.50%	03/15/22	482,000	464,364
4.88%	03/15/42	482,000	448,460

News America Inc.
6.65%	11/15/37	579,000	674,903
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,886,000	1,932,120	(h)
Noble Energy Inc.
4.15%	12/15/21	1,306,000	1,334,881
Nordea Bank AB
3.13%	03/20/17	2,852,000	2,854,969	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	953,000	963,592
3.13%	02/15/22	953,000	961,453
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	551,741
ONEOK Partners LP
6.13%	02/01/41	1,064,000	1,185,566	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	1,944,000	2,363,076
Pacific Rubiales Energy Corp.
7.25%	12/12/21	15,000	16,418	(b)
PacifiCorp
6.00%	01/15/39	1,250,000	1,543,857	(h)
6.25%	10/15/37	153,000	194,959
PAETEC Holding Corp.
8.88%	06/30/17	236,000	256,060
Peabody Energy Corp.
6.00%	11/15/18	251,000	245,980	(b)
6.25%	11/15/21	502,000	491,960	(b)
Pernod-Ricard S.A.
4.45%	01/15/22	707,000	717,160	(b)
Pertamina Persero PT
5.25%	05/23/21	1,000,000	1,052,500	(b,h)
Petrobras International Finance Co.
2.88%	02/06/15	380,000	389,911
3.50%	02/06/17	1,424,000	1,459,556
3.88%	01/27/16	420,000	442,093
5.38%	01/27/21	569,000	612,664
Petroleos Mexicanos
6.50%	06/02/41	167,000	187,875	(b)
Petronas Capital Ltd.
5.25%	08/12/19	200,000	222,955	(b)
7.88%	05/22/22	200,000	268,644	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	421,280	(b)
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,047,940	(h)
Phillips 66
1.95%	03/05/15	668,000	672,621	(b)
2.95%	05/01/17	954,000	969,648	(b)
5.88%	05/01/42	477,000	488,647	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	605,000	739,982
Plains All American Pipeline LP
3.65%	06/01/22	239,000	234,633
3.95%	09/15/15	866,000	928,677
5.15%	06/01/42	476,000	465,007

Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	600,000	735,000
7.39%	12/02/24	200,000	253,000	(b)
Pride International Inc.
6.88%	08/15/20	1,382,000	1,685,301	(h)
Protective Life Corp.
8.45%	10/15/39	1,000,000	1,157,781	(h)
Prudential Financial Inc.
5.63%	05/12/41	475,000	494,637
5.80%	11/16/41	238,000	257,809
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	250,000	267,813	(b)
QVC Inc.
7.50%	10/01/19	949,000	1,041,527	(b,h)
Range Resources Corp.
5.75%	06/01/21	843,000	885,150
Raytheon Co.
1.40%	12/15/14	942,000	957,605
Republic Services Inc.
5.25%	11/15/21	691,000	787,880	(h)
5.70%	05/15/41	660,000	753,402
Reynolds Group Issuer Inc.
8.75%	10/15/16	935,000	988,763	(b,h)
Rio Tinto Finance USA PLC
3.50%	03/22/22	2,047,000	2,050,746
Roche Holdings Inc.
6.00%	03/01/19	1,649,000	2,010,952	(b,h)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	600,000	590,280	(b,i)
RZD Capital Ltd.
5.74%	04/03/17	200,000	211,750
Schlumberger Investment S.A.
3.30%	09/14/21	477,000	483,268	(b)
Schlumberger Norge AS
1.95%	09/14/16	476,000	481,643	(b)
Sempra Energy
2.30%	04/01/17	1,904,000	1,927,189
Simon Property Group LP (REIT)
2.15%	09/15/17	1,430,000	1,409,532
Southern Copper Corp.
6.75%	04/16/40	276,000	298,262
Southwestern Energy Co.
4.10%	03/15/22	1,147,000	1,136,968	(b)
Swedbank Hypotek AB
2.38%	04/05/17	952,000	955,463	(b)
Texas Instruments Inc.
2.38%	05/16/16	1,507,000	1,573,453	(h)
Textron Inc.
6.20%	03/15/15	1,284,000	1,408,330	(h)
The AES Corp.
8.00%	10/15/17	669,000	753,461	(h)
The Coca-Cola Co.
3.30%	09/01/21	326,000	339,175
The Goldman Sachs Group Inc.
5.75%	01/24/22	948,000	975,246
6.15%	04/01/18	1,449,000	1,562,935
6.75%	10/01/37	487,000	475,835

Time Warner Cable Inc.
4.00%	09/01/21	951,000	974,381
5.50%	09/01/41	1,419,000	1,486,442
6.75%	07/01/18	1,288,000	1,571,485
Time Warner Inc.
3.15%	07/15/15	1,799,000	1,905,168	(h)
5.88%	11/15/16	1,582,000	1,852,997	(h)
TNK-BP Finance S.A.
7.25%	02/02/20	33,000	38,198	(b)
Total Capital International S.A.
2.88%	02/17/22	475,000	455,464
Transnet SOC Ltd.
4.50%	02/10/16	500,000	517,559	(b)
Transocean Inc.
6.38%	12/15/21	292,000	328,549
Vail Resorts Inc.
6.50%	05/01/19	1,324,000	1,390,200	(h)
Verizon Communications Inc.
2.00%	11/01/16	938,000	952,737	(h)
Viacom Inc.
1.25%	02/27/15	662,000	661,322	(h)
2.50%	12/15/16	1,461,000	1,495,423	(h)
Vimpel Communications Via VIP Finance Ireland Limited OJSC
6.49%	02/02/16	200,000	205,750	(b,h)
Volcan Cia Minera SAA
5.38%	02/02/22	248,000	256,680	(b,h)
Voto-Votorantim Ltd.
6.75%	04/05/21	168,000	188,126	(b,h)
Wachovia Bank N.A.
4.88%	02/01/15	1,331,000	1,434,570
Weatherford International Ltd.
4.50%	04/15/22	761,000	759,897
5.95%	04/15/42	713,000	707,945
Willis Group Holdings PLC
4.13%	03/15/16	1,063,000	1,080,526	(h)
Woodside Finance Ltd.
4.50%	11/10/14	1,517,000	1,610,291	(b,h)
XL Group PLC (Series E)
6.50%	12/31/49	754,000	635,245	(i)
XLIT Ltd.
5.75%	10/01/21	807,000	879,799
Xstrata Finance Canada Ltd.
5.80%	11/15/16	791,275	888,878	(b,h)
			259,209,804

Non-Agency Collateralized Mortgage Obligations—0.9%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	1,350,000	1,507,509	(i)
5.63%	07/10/46	400,000	451,393
5.72%	02/10/51	717,000	812,626	(h,i)
6.20%	02/10/51	792,000	923,601	(i)
Banc of America Mortgage Securities Inc.
5.59%	02/25/36	32,306	446	(i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	1,800,000	1,956,407	(i)
5.40%	03/11/39	1,000,000	999,843	(h,i)
5.54%	04/12/38	1,050,000	1,122,016	(i)
5.72%	06/11/40	240,000	185,292	(h,i)

Citigroup Commercial Mortgage Trust
5.48%	10/15/49	470,000	396,686
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	500,000	548,592	(h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	162,954	4,607	(i)
Credit Suisse Mortgage Capital Certificates
5.61%	02/25/36	80,611	1,895	(i)
DBUBS Mortgage Trust
5.56%	11/10/46	1,060,000	803,416	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	1,050,000	1,061,263	(b)
GS Mortgage Securities Corp. II
3.00%	08/10/44	950,000	985,578
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	710,000	772,739	(i)
5.34%	08/12/37	390,000	429,483	(i)
5.44%	06/12/47	1,420,000	1,578,738
5.79%	02/12/51	1,610,000	1,842,218	(h,i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	630,000	692,397
5.16%	02/15/31	860,000	956,815
MASTR Alternative Loans Trust
5.00%	08/25/18	19,616	1,928	(g,o)
Merrill Lynch Mortgage Trust
5.66%	05/12/39	768,000	534,765	(i)
Morgan Stanley Capital I
5.16%	10/12/52	2,000,000	2,213,148	(i)
5.62%	12/12/49	651,833	657,727
5.64%	06/11/42	1,000,000	871,808	(i)
5.73%	10/15/42	1,072,000	679,868	(i)
5.81%	08/12/41	1,055,000	1,205,992	(i)
6.28%	01/11/43	910,000	964,367	(i)
Residential Funding Mortgage Securities I
5.75%**	01/25/36	39,465	—
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	810,000	858,035	(i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	881,763	26,289
			26,047,487

Sovereign Bonds—0.5%
Eskom Holdings SOC Ltd.
5.75%	01/26/21	500,000	525,000	(b,h)
Government of Argentina
2.50%	12/31/38	128,860	46,067	(j)
Government of Colombia
4.38%	07/12/21	300,000	326,250	(h)
7.38%	03/18/19	100,000	128,300	(h)
Government of Croatia
6.38%	03/24/21	300,000	288,000	(b)
Government of Dominican Republic
7.50%	05/06/21	300,000	309,000	(b,h)
Government of El Salvador
7.65%	06/15/35	280,000	285,320	(b,h)
Government of Ghana Republic
8.50%	10/04/17	300,000	343,500	(b)

Government of Grenada
4.50%	09/15/25	350,200	182,104	(b,j)
Government of Hungary
6.25%	01/29/20	372,000	339,372
7.63%	03/29/41	124,000	112,220
Government of Indonesia
4.88%	05/05/21	300,000	325,125	(b)
Government of Lebanon
4.00%	12/31/17	61,800	60,718
5.15%	11/12/18	173,000	174,298
6.10%	10/04/22	173,000	176,893
Government of Lithuania
6.13%	03/09/21	350,000	374,500	(b)
6.75%	01/15/15	200,000	216,000	(b)
7.38%	02/11/20	300,000	351,000	(b)
Government of Mexico
4.75%	03/08/44	1,156,000	1,132,880
5.75%	10/12/49	172,000	176,730
6.05%	01/11/40	130,000	156,650
Government of Namibia
5.50%	11/03/21	400,000	419,000	(b)
Government of Peru
6.55%	03/14/37	447,000	569,478
7.35%	07/21/25	100,000	136,600
Government of Philippines
6.38%	10/23/34	200,000	246,250
Government of Poland
5.00%	03/23/22	500,000	527,010
6.38%	07/15/19	74,000	86,025
Government of Romania
6.75%	02/07/22	346,000	361,570	(b)
Government of Serbia Republic
7.25%	09/28/21	300,000	315,750	(b)
Government of South Africa
6.25%	03/08/41	100,000	117,000
Government of Sri Lanka
7.40%	01/22/15	100,000	105,750	(b,h)
8.25%	10/24/12	100,000	102,400
Government of Turkey
5.13%	03/25/22	400,000	397,000
5.63%	03/30/21	260,000	271,310
6.88%	03/17/36	168,000	186,480
Government of Ukraine
6.25%	06/17/16	172,000	149,640	(b)
Government of Uruguay
6.88%	09/28/25	381,075	491,587
Government of Vietnam
1.56%	03/12/16	58,435	52,644	(i)
Korea Expressway Corp.
4.50%	03/23/15	133,000	139,678	(b)
ProvInce of Manitoba Canada
4.90%	12/06/16	165,000	189,772	(h)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	800,000	797,256	(b)
5.00%	04/29/20	300,000	319,755	(b)
5.63%	04/04/42	400,000	390,212	(b)
7.50%	03/31/30	140,561	168,147	(j)

Wakala Global Sukuk Bhd
2.99%	07/06/16	250,000	255,703	(b)
4.65%	07/06/21	250,000	270,455	(b)
			13,096,399

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	655,000	721,967
Municipal Electric Authority of Georgia
6.64%	04/01/57	877,000	975,364
New Jersey State Turnpike Authority
7.10%	01/01/41	495,000	677,180
7.41%	01/01/40	200,000	282,830
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	695,392
South Carolina State Public Service Authority
6.45%	01/01/50	495,000	666,795
State of California
5.70%	11/01/21	705,000	796,438
			4,815,966

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	620,251	—	(c,m,p)

Total Bonds and Notes			798,266,800
(Cost $789,456,037)

		Number of Shares	Fair Value

Exchange Traded Funds—2.8%
Financial Select Sector SPDR Fund		142,044	$2,241,455	(n)
Industrial Select Sector SPDR Fund		226,196	8,464,254	(n)
Vanguard MSCI Emerging Markets		1,584,766	68,889,778

Total Exchange Traded Funds			$79,595,487
(Cost $77,340,602)

Other Investments—0.1%
GEI Investment Fund			4,446,659	(k)
(Cost $4,317,145)

Total Investments in Securities			2,629,346,091
(Cost $2,399,437,659)

Short-Term Investments—10.5%

Short-Term Investments—8.2%
GE Institutional Money Market Fund—Investment Class
0.04%			228,581,652	(d,k)

		Principal Amount
Time Deposit—0.0%*
State Street Corp.
0.01%	04/02/12	$241,891	241,891	(e)

Federal Agencies—2.3%
Federal Home Loan Bank Discount Notes
0.02%	04/13/12	1,000,000	999,992
0.03%	04/25/12	14,000,000	13,999,804	(d)
Federal Home Loan Mortgage Corp. Discount Notes
0.03%	04/16/12	11,200,000	11,199,899	(d)
Federal National Mortgage Assoc.
0.03%	05/23/12	3,000,000	2,999,820	(d)
Federal National Mortgage Assoc. Discount Notes
0.02%	05/01/12	13,000,000	12,999,532	(d)
0.09%	06/20/12	23,000,000	22,997,378
			65,196,425

Total Short-Term Investments			294,019,968
(Cost $294,016,247)

Total Investments			2,923,366,059
(Cost $2,693,453,906)

Liabilities in Excess of Other Assets, net—(4.0)%			(112,427,517)

NET ASSETS—100.0%			$2,810,938,542

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Emini Index Futures	June 2012	40	$3,969,200	$(195)
S&P 500 Emini Index Futures	June 2012	131	9,190,960	235,305
5 Yr. U.S.Treasury Notes Futures	June 2012	1390	170,329,298	(795,970)

				$(560,860)

The Fund had the following short futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	June 2012	56	$(1,796,516)	$43,881
FTSE 100 Index Futures	June 2012	18	(1,647,776)	30,441
Topix Index Futures	June 2012	8	(833,100)	(9,762)
Ultra Long - Term U.S.Treasury Bond Futures	June 2012	222	(33,515,063)	1,661,077
2 Yr. U.S.Treasury Notes Futures	June 2012	52	(11,447,313)	8,794
10 Yr. U.S.Treasury Notes Futures	June 2012	970	(125,599,844)	1,915,973
30 Yr. U.S.Treasury Bonds Futures	June 2012	18	(2,479,500)	58,500

				$3,708,904

				$3,148,044

At March 31, 2012, the Fund had the following foreign currency forward exchange contracts (unaudited):

Description	Unrealized Appreciation/ (Depreciation)
Sold 25,200,000 EURO; Purchased $33,401,718 for settlement on 09/19/2012	(191,305)
Sold 2,000,000,020 Japanese yen; Purchased $25,755,937 for settlement on 06/21/2012	1,435,340

$1,244,035

The Fund was invested in the following countries at March 31, 2012 (unaudited):

Country	Percentage (based on Fair Value)
United States	77.78%
United Kingdom	4.71%
Japan	2.47%
Germany	2.29%
France	1.80%
Switzerland	1.77%
Canada	1.00%
China	0.97%
South Korea	0.80%
Hong Kong	0.65%
Brazil	0.59%
Australia	0.53%
Netherlands	0.53%
Taiwan	0.47%
Sweden	0.46%
Mexico	0.35%
Italy	0.30%
Russian Federation	0.28%
Ireland	0.26%
Supranational	0.22%
Singapore	0.20%
India	0.16%
Spain	0.13%
Chile	0.13%
Indonesia	0.12%
South Africa	0.10%
Argentina	0.09%
Malaysia	0.09%
Peru	0.07%
Belgium	0.07%
Philippines	0.06%
United Arab Emirates	0.06%
Turkey	0.05%
Colombia	0.05%
Lithuania	0.03%
Kazakhstan	0.03%
Denmark	0.02%
Poland	0.02%
Tunisia	0.02%
Uruguay	0.02%
Panama	0.02%
Trinidad and Tobago	0.02%
Hungary	0.02%
Namibia	0.02%
Lebanon	0.02%

Romania	0.01%
Egypt	0.01%
Ghana	0.01%
Ukraine	0.01%
Thailand	0.01%
Serbia	0.01%
Costa Rica	0.01%
Dominican Republic	0.01%
Croatia	0.01%
El Salvador	0.01%
Jamaica	0.01%
Qatar	0.01%
Luxembourg	0.01%
Sri Lanka	0.01%
Grenada	0.01%
Viet Nam	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2012 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.73%	1.60%	3.33%
Integrated Oil & Gas	1.40%	1.91%	3.31%
Exchange Traded Funds	2.72%	0.00%	2.72%
Pharmaceuticals	1.39%	0.74%	2.13%
Semiconductors	1.01%	0.85%	1.86%
Communications Equipment	1.54%	0.10%	1.64%
Packaged Foods & Meats	0.85%	0.69%	1.54%
Systems Software	1.50%	0.00%	1.50%
Industrial Machinery	0.66%	0.76%	1.42%
Asset Management & Custody Banks	1.38%	0.00%	1.38%
Computer Hardware	1.35%	0.00%	1.35%
Life & Health Insurance	0.48%	0.85%	1.33%
Internet Software & Services	0.56%	0.64%	1.20%
Healthcare Services	0.90%	0.28%	1.18%
Fertilizers & Agricultural Chemicals	0.38%	0.70%	1.08%
Diversified Metals & Mining	0.19%	0.87%	1.06%
Automobile Manufacturers	0.11%	0.94%	1.05%
Oil & Gas Equipment & Services	0.93%	0.07%	1.00%
Data Processing & Outsourced Services	0.99%	0.00%	0.99%
Aerospace & Defense	0.60%	0.38%	0.98%
Household Products	0.47%	0.47%	0.94%
Soft Drinks	0.92%	0.00%	0.92%
Biotechnology	0.91%	0.00%	0.91%
Healthcare Equipment	0.89%	0.00%	0.89%
Oil & Gas Exploration & Production	0.75%	0.14%	0.89%
Specialized REITs	0.87%	0.00%	0.87%
IT Consulting & Other Services	0.68%	0.18%	0.86%
Cable & Satellite	0.85%	0.00%	0.85%
Air Freight & Logistics	0.83%	0.00%	0.83%
Electric Utilities	0.66%	0.09%	0.75%
Home Improvement Retail	0.69%	0.00%	0.69%
Application Software	0.36%	0.31%	0.67%
Advertising	0.47%	0.20%	0.67%

Movies & Entertainment	0.66%	0.00%	0.66%
Industrial Gases	0.16%	0.48%	0.64%
Wireless Telecommunication Services	0.02%	0.59%	0.61%
Life Sciences Tools & Services	0.59%	0.02%	0.61%
Apparel, Accessories & Luxury Goods	0.18%	0.41%	0.59%
Multi-Line Insurance	0.22%	0.35%	0.57%
Independent Power Producers & Energy Traders	0.51%	0.00%	0.51%
Specialized Finance	0.46%	0.04%	0.50%
Integrated Telecommunication Services	0.35%	0.14%	0.49%
Broadcasting	0.47%	0.01%	0.48%
Multi-Utilities	0.13%	0.34%	0.47%
Research & Consulting Services	0.45%	0.00%	0.45%
Industrial Conglomerates	0.00%	0.44%	0.44%
Retail REITs	0.43%	0.00%	0.43%
Office REITs	0.42%	0.00%	0.42%
Distillers & Vintners	0.00%	0.42%	0.42%
Steel	0.19%	0.21%	0.40%
Restaurants	0.31%	0.09%	0.40%
Property & Casualty Insurance	0.38%	0.00%	0.38%
Electrical Components & Equipment	0.36%	0.01%	0.37%
Regional Banks	0.22%	0.14%	0.36%
Consumer Finance	0.36%	0.00%	0.36%
Specialty Chemicals	0.27%	0.09%	0.36%
Diversified Support Services	0.02%	0.33%	0.35%
Diversified Real Estate Activities	0.00%	0.35%	0.35%
Trading Companies & Distributors	0.16%	0.16%	0.32%
Construction & Engineering	0.10%	0.21%	0.31%
Residential REITs	0.31%	0.00%	0.31%
Home Furnishing Retail	0.30%	0.00%	0.30%
Casinos & Gaming	0.26%	0.04%	0.30%
Healthcare Supplies	0.00%	0.29%	0.29%
Diversified Capital Markets	0.00%	0.26%	0.26%
Investment Banking & Brokerage	0.21%	0.01%	0.22%
Construction & Farm Machinery & Heavy Trucks	0.16%	0.06%	0.22%
Diversified Chemicals	0.22%	0.00%	0.22%
Real Estate Services	0.21%	0.00%	0.21%
Security & Alarm Services	0.15%	0.07%	0.22%
Apparel Retail	0.12%	0.09%	0.21%
Tobacco	0.20%	0.00%	0.20%
Agricultural Products	0.20%	0.00%	0.20%
Oil & Gas Storage & Transportation	0.19%	0.00%	0.19%
Thrifts & Mortgage Finance	0.17%	0.02%	0.19%
Healthcare Facilities	0.18%	0.00%	0.18%
Automotive Retail	0.18%	0.00%	0.18%
General Merchandise Stores	0.18%	0.00%	0.18%
Construction Materials	0.03%	0.13%	0.16%
Electronic Equipment & Instruments	0.00%	0.15%	0.15%
Reinsurance	0.15%	0.00%	0.15%
Human Resource & Employment Services	0.00%	0.14%	0.14%
Department Stores	0.13%	0.01%	0.14%
Brewers	0.06%	0.08%	0.14%
Oil & Gas Drilling	0.12%	0.02%	0.14%
Railroads	0.14%	0.00%	0.14%
Home Building	0.12%	0.01%	0.13%
Distributors	0.12%	0.00%	0.12%
Specialty Stores	0.12%	0.00%	0.12%

Home Entertainment Software	0.12%	0.00%	0.12%
Managed Healthcare	0.10%	0.01%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Drug Retail	0.10%	0.00%	0.10%
Hotels, Resorts & Cruise Lines	0.10%	0.01%	0.11%
Computer Storage & Peripherals	0.10%	0.00%	0.10%
Internet Retail	0.09%	0.00%	0.09%
Heavy Electrical Equipment	0.00%	0.09%	0.09%
Oil & Gas Refining & Marketing	0.08%	0.00%	0.08%
Coal & Consumable Fuels	0.07%	0.01%	0.08%
Environmental & Facilities Services	0.07%	0.00%	0.07%
Diversified REITs	0.07%	0.00%	0.07%
Industrial REITs	0.07%	0.00%	0.07%
Gold	0.00%	0.07%	0.07%
Water Utilities	0.06%	0.00%	0.06%
Food Retail	0.00%	0.05%	0.05%
Building Products	0.00%	0.05%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Auto Parts & Equipment	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Paper Packaging	0.03%	0.00%	0.03%
Electronic Manufacturing Services	0.00%	0.03%	0.03%
Footwear	0.03%	0.00%	0.03%
Healthcare Distributors	0.02%	0.00%	0.02%
Gas-Distribution	0.00%	0.02%	0.02%
Commodity Chemicals	0.00%	0.02%	0.02%
Semiconductor Equipment	0.02%	0.00%	0.02%
Office Electronics	0.02%	0.00%	0.02%
Real Estate Operating Companies	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Electronic Components	0.00%	0.01%	0.01%

			62.48%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.23%
Corporate Notes	8.87%
U.S. Treasuries	7.26%
Non-Agency Collateralized Mortgage Obligations	0.89%
Sovereign Bonds	0.45%
Asset Backed	0.26%
Agency Collateralized Mortgage Obligations	0.19%
Municipal Bonds and Notes	0.16%

27.31%

Short-Term and Other Investments
Short-Term	10.06%
Other Investments	0.15%

10.21%

100.00%

GEI Money Market Fund

Schedule of Investments—March 31, 2012 (unaudited)

		Principal Amount	Amortized Cost
Short-Term Investments—100.0% †
U.S. Treasuries—20.8%
United States Treasury Bill
0.09%	04/19/12	$2,950,000	$2,949,875	(d)
0.15%	09/13/12	2,850,000	2,848,041	(d)
United States Treasury Note
0.38%	08/31/12	3,000,000	3,002,748
0.63%	06/31/12 - 07/31/12	15,250,000	15,273,822
1.00%	03/31/12 - 04/30/12	13,100,000	13,104,758
1.38%	05/15/12 - 09/15/12	6,400,000	6,419,029
			43,598,273

U.S. Government Agency Obligations—24.2%
Fannie Mae Discount Notes
0.03%	04/02/12	6,550,000	6,549,994	(d)
0.06%	06/25/12	2,600,000	2,599,632	(d)
0.07%	06/18/12	2,550,000	2,549,613	(d)
Federal Home Loan Bank Discount Notes
0.08%	04/04/12 - 05/18/12	6,900,000	6,899,644	(d)
0.09%	05/16/12	2,900,000	2,899,667	(d)
0.14%	04/18/12	3,550,000	3,549,765	(d)
Federal Home Loan Mortgage Corp
0.18%	05/01/12	3,250,000	3,250,310	(i)
0.21%	04/03/12	6,650,000	6,650,034	(i)
Federal National Mortgage Association
0.23%	07/26/12	6,500,000	6,502,968	(i)
0.27%	10/18/12	1,800,000	1,801,509	(i)
Freddie Mac Discount Notes
0.03%	04/02/12	3,200,000	3,199,997	(d)
0.05%	05/01/12	2,050,000	2,049,915	(d)
0.13%	08/01/12	2,300,000	2,298,987	(d)
			50,802,035

Commercial Paper—14.6%
Commonwealth Bank of Australia
0.51%	05/21/12	6,600,000	6,600,000	(i)
HSBC Bank PLC
0.31%	09/24/12	5,200,000	5,200,000	(i)
Nordea Bank AB
0.18%	05/23/12	3,450,000	3,449,103	(d)
Novartis AG
0.11%	04/12/12	4,300,000	4,299,855	(d)
The Procter & Gamble Co
0.10%	05/07/12	3,000,000	2,999,700	(d)
0.15%	06/05/12	2,000,000	1,999,476	(d)
Royal Bank of Canada
0.13%	04/19/12	2,000,000	1,999,870	(d)
Sanofi
0.10%	04/13/12	4,100,000	4,099,863	(d)
			30,647,867

Repurchase Agreements—13.2%
Barclays Capital Inc. U.S. Treasury Repo
0.08% dated 03/31/12, to be repurchased at $7,100,047 on 04/01/12 collateralized by $ 7,242,076 U.S.Treasury Bond, 1.50%, maturing on 06/30/16.	04/02/12	7,100,000	7,100,000

Deutsche Bank Securities, Inc. Gov Agcy Repo
0.10% dated 03/31/12, to be repurchased at $2,700,023 on 04/01/12 collateralized by $ 2,754,070 U.S. Government Agency Bond, 1.38%, maturing 11/15/12.	04/02/12	2,700,000	2,700,000
Goldman Sachs & Co. Gov Agcy Repo
0.08% dated 03/31/12, to be repurchased at $7,500,050 on 04/01/12 collateralized by $ 7,650,665 U.S. Government Agency Bond, 0.38%, maturing on 12/28/12.	04/02/12	7,500,000	7,500,000
HSBC Securities (USA) Inc. Gov Agcy Repo
0.10% dated 03/31/12, to be repurchased at $5,670,000 on 04/01/12 collateralized by $ 5,784,775 U.S. Government Agency Bond, 1.75% and 0.55% , maturing on 12/27/13.	04/02/12	5,670,000	5,670,000
JP Morgan Securities LLC U.S. Treasury Repo
0.05% dated 03/31/12, to be repurchased at $4,700,000 on 04/01/12 collateralized by $ 4,799,055 U.S.Treasury Bond, 1.75%, maturing on 01/31/14.	04/02/12	4,700,000	4,700,000
			27,670,000

Certificate of Deposit—17.1%
Australia & New Zealand Banking Group Ltd
0.28%	06/27/12	3,200,000	3,200,618
Bank of Montreal/Chicago Il
0.39%	09/26/12	2,800,000	2,800,000	(i)
Bank of Nova Scotia
0.18%	04/13/12	4,850,000	4,850,000
Barclays PLC
0.16%	04/09/12	3,450,000	3,450,000
National Australia Bank/New York
0.39%	04/13/12	1,850,000	1,850,125	(i)
Standard Chartered Bank
0.45%	05/10/12	4,200,000	4,200,000
Svenska Handelsbanken AB
0.44%	04/09/12	4,000,000	4,000,022
Toronto-Dominion Bank
0.13%	04/16/12	3,400,000	3,400,000
Westpac Banking Corp/NY
0.53%	05/11/12	8,250,000	8,250,000	(i)
			36,000,765

Corporates—10.0%
Inter-American Development Bank Discount Notes
0.10%	04/30/12	2,300,000	2,299,815	(d)
International Bank for Reconstruction & Development
0.80%	07/13/12	4,050,000	4,057,247
JP Morgan Chase & Co
0.70%	06/15/12	6,500,000	6,508,201	(i)
2.20%	06/15/12	3,050,000	3,063,033
Royal Bank of Canada
1.32%	06/11/12	1,700,000	1,703,900	(i)
Wells Fargo & Co
0.69%	06/15/12	3,500,000	3,504,282	(i)
			21,136,478

Time Deposit—0.1%
State Street Corporation
0.01%	04/02/12	150,884	150,884	(e)

Total Short-Term Investments			210,006,302
(Cost $210,006,302)

Other Assets and Liabilities, net—0.0%*			47,424

NET ASSETS—100.0%			$210,053,726

GEI Real Estate Securities Fund

Schedule of Investments—March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stock (REITs)—98.6% †
Diversified—6.9%
Digital Realty Trust Inc.	39,380	$2,912,939
Vornado Realty Trust	31,460	2,648,932
		5,561,871

Freestanding—2.7%
National Retail Properties Inc.	80,450	2,187,436

Health Care—13.2%
HCP Inc.	74,470	2,938,586
Healthcare Inc.	71,990	3,956,570
Ventas Inc.	66,590	3,802,289
		10,697,445

Hotel—5.9%
DiamondRock Hospitality Co.	34,570	355,725
Host Hotels & Resorts Inc.	94,900	1,558,258
LaSalle Hotel Properties	21,560	606,698
Pebblebrook Hotel Trust	12,827	289,634
RLJ Lodging Trust	61,621	1,147,999
Sunstone Hotel Investors Inc.	81,520	794,005	(a)
		4,752,319

Industrial—5.3%
ProLogis Inc.	117,980	4,249,640

Multifamily—20.7%
American Campus Communities Inc.	18,050	807,196
AvalonBay Communities Inc.	13,710	1,937,909
Camden Property Trust	25,740	1,692,405
Colonial Properties Trust	72,770	1,581,292
Equity Residential	73,160	4,581,279
Essex Property Trust Inc.	16,420	2,487,794
Home Properties Inc.	20,510	1,251,315
UDR Inc.	90,560	2,418,858
		16,758,048

Office—13.2%
Alexandria Real Estate Equities Inc.	26,300	1,923,319
Boston Properties Inc.	31,210	3,276,738
Brandywine Realty Trust	98,780	1,133,994
CommonWealth	40,185	748,245
Hudson Pacific Properties Inc.	22,010	333,011
Mack-Cali Realty Corp.	34,750	1,001,495
SL Green Realty Corp.	29,130	2,259,032
		10,675,834

Office/Industrial—3.7%
Duke Realty Corp.	95,090	1,363,591
Liberty Property Trust	45,690	1,632,047
		2,995,638

Regional Malls—13.8%
General Growth Properties Inc.	75,410	1,281,216
Simon Property Group Inc.	41,330	6,020,954
Taubman Centers Inc.	7,170	523,051
The Macerich Co.	56,920	3,287,130
		11,112,351

Self Storage—4.3%
Public Storage	25,040	3,459,777

Shopping Centers—8.9%
Acadia Realty Trust	15,950	359,513
DDR Corp.	134,190	1,959,174
Equity One Inc.	15,820	319,880
Kimco Realty Corp.	115,750	2,229,345
Regency Centers Corp.	19,710	876,701
Tanger Factory Outlet Centers	49,680	1,476,986
		7,221,599

Total Common Stock (REIT)		79,671,958
(Cost $65,249,462)

Other Investments—0.0%*
GEI Investment Fund		2,364	(k)
(Cost $2,295)

Total Investments in Securities		79,674,322
(Cost $65,251,757)

Short-Term Investments—0.7%
GE Institutional Money Market Fund—Investment Class
0.04%		551,912	(d,k)
(Cost $551,912)

Total Investments		80,226,234
(Cost $65,803,669)

Other Assets and Liabilities, net—0.7%		530,146

NET ASSETS—100.0%		$80,756,380

Notes to Schedules of Investments March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds’ may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $ 4,529,763 and $ 72,584,899 or 8.80% and 2.58% of the net assets of the GE Investments Income Fund and GE Investments Total Return Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2012 , all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Adviser.

(m)	Securities in default

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Directors.

*	Less than 0.05%.
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of March 31, 2012 .
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poors Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Funds use the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Funds classify the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$31,983,798	$—	$—	$31,983,798
	Exchange Traded Funds	527,631	—	—	527,631
	Other Investments	—	7,144	—	7,144
	Short-Term Investments	1,350,343	—	—	1,350,343

	Total Investments in Securities	$33,861,772	$7,144	$—	$33,868,916

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$19,905	$—	$—	$19,905

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$196,842,013	$—	$—	$196,842,013
	Other Investments	—	63,898	—	63,898
	Short-Term Investments	6,290,489	—	—	6,290,489

	Total Investments in Securities	$203,132,502	$63,898	$—	$203,196,400

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$125,753	$—	$—	$125,753

Core Value Equity Fund	Investments in Securities †
	Common Stock	$16,319,591	$—	$—	$16,319,591
	Exchange Traded Funds	262,146	—	—	262,146
	Other Investments		7,146	—	7,146
	Short-Term Investments	738,497	—	—	738,497

	Total Investments in Securities	$17,320,234	$7,146	$—	$17,327,380

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$16,286	$—	$—	$16,286

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$39,345,018	$—	$—	$39,345,018
	Other Investments	—	2,442	—	2,442
	Short-Term Investments	1,046,627	—	—	1,046,627

	Total Investments in Securities	$40,391,645	$2,442	$—	$40,394,087

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$5,428	$—	$—	$5,428

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$46,338,732	$—	$—	$46,338,732
	Other Investments	—	9	—	9
	Short-Term Investments	3,175,854	—	—	3,175,854

	Total Investments in Securities	$49,514,586	$9	$—	$49,514,595

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$16,605	$—	$—	$16,605

International Equity Fund	Investments in Securities †
	Common Stock	$10,285,389	$—	$—	$10,285,389
	Preferred Stock	157,668	—	—	157,668
	Other Investments	—	9,123	—	9,123
	Short-Term Investments	346,974	—	—	346,974

	Total Investments in Securities	$10,790,031	$9,123	$—	$10,799,154

	Other Financial Instruments *
	Futures Contracts—Unrealized Depreciation	$(797)	$—	$—	$(797)

Real Estate Securities	Investments in Securities †
	Common Stock	$79,671,958	$—	$—	$79,671,958
	Other Investments	—	2,364	—	2,364
	Short-Term Investments	551,912	—	—	551,912

	Total Investments in Securities	$80,223,870	$2,364	$—	$80,226,234

Mid-Cap Equity Fund	Investments in Securities †
	Common Stock	$77,108,012	$—	$—	$77,108,012
	Other Investments	—	18,290	—	18,290
	Short-Term Investments	1,163,371	—	—	1,163,371

	Total Investments in Securities	$78,271,383	$18,290	$—	$78,289,673

	Other Financial Instruments *
	Futures Contracts—Unrealized Depreciation	$(1,760)	$—	$—	$(1,760)

Total Return Fund	Investments in Securities †
	Domestic Equity	$1,179,858,752	$—	$—	$1,179,858,752
	Foreign Equity	555,205,506	—	135,385	555,340,891
	U.S. Treasuries	—	212,019,419	—	212,019,419
	Agency Mortgage Backed	—	269,941,349	—	269,941,349
	Agency CMOs	—	5,513,211	—	5,513,211
	Asset Backed	—	7,623,165	—	7,623,165
	Corporate Notes		259,209,804	—	259,209,804
	Non-Agency CMOs	—	26,047,487	—	26,047,487
	Sovereign Bonds	—	13,096,399	—	13,096,399
	Municipal Notes and Bonds	—	4,815,966	—	4,815,966
	Exchange Traded Funds	79,595,487	—	—	79,595,487
	Preferred Stock	10,655,211	1,182,291	—	11,837,502
	Other Investments	—	4,446,659	—	4,446,659
	Short-Term Investments	228,581,652	65,438,316	—	294,019,968

	Total Investments in Securities	$2,053,896,608	$869,334,066	$135,385	$2,923,366,059

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$3,953,971	$—	$—	$3,953,971
	Futures Contracts—Unrealized Depreciation	(805,927)	—	—	(805,927)
	Foreign Currency Forward Exchange Contracts—Unrealized Appreciation	—	1,435,340	—	1,435,340
	Foreign Currency Forward Exchange Contracts—Unrealized Depreciation	—	(191,305)	—	(191,305)

	Total Other Financial Instruments	$3,148,044	$1,244,035	$—	$4,392,079

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$12,115,556	$—	$12,115,556
	Agency Mortgage Backed	—	15,537,659	—	15,537,659
	Agency CMOs	—	567,200	—	567,200
	Asset Backed	—	795,566	—	795,566
	Corporate Notes	—	15,594,409	—	15,594,409
	Non-Agency CMOs	—	1,495,442	—	1,495,442
	Sovereign Bonds	—	738,530	—	738,530
	Municipal Notes and Bonds	—	406,653	—	406,653
	Other Investments	—	207,491	—	207,491
	Short-Term Investments	7,916,928	—	—	7,916,928

	Total Investments in Securities	$7,916,928	$47,458,506	$—	$55,375,434

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$284,866	$—	$—	$284,866
	Futures Contracts—Unrealized Depreciation	(61,877)	—	—	(61,877)

	Total Other Financial Instruments	$222,989	$—	$—	$222,989

Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$43,598,273	$—	$43,598,273
	U.S. Government Agency Obligations	—	50,802,035	—	50,802,035
	Commercial Paper	—	30,647,867	—	30,647,867
	Repurchase Agreements	—	27,670,000	—	27,670,000
	Certificate of Deposit	—	36,000,765	—	36,000,765
	Corporates	—	21,136,478	—	21,136,478
	Time Deposit	—	150,884	—	150,884

	Total Investments in Securities	$—	$210,006,302	$—	$210,006,302

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2012:

Total Return Fund	Common Stock	Total
Balance at 12/31/11	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(41,528)	(41,528)
Change in unrealized gain (loss)	13,312	13,312
Purchases	—	—
Sales	(79,259)	(79,259)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	242,860	242,860
Transfers out of Level 3	—	—

Balance at 03/31/12	$135,385	$135,385

Change in unrealized appreciation relating to securities still held at 03/31/12	$13,312	$13,312

Money Market Fund	Corporates	Total
Balance at 12/31/11	$4,522,125	$4,522,125
Accrued discounts/premiums	(736)	(736)
Realized gain (loss)	—	—
Change in unrealized gain (loss)	128,611	128,611
Purchases	—	—
Sales	(4,650,000)	(4,650,000)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at 03/31/12	$—	$—

Change in unrealized appreciation relating to securities still held at 03/31/12	$—	$—

S&P 500 Index Fund	Common Stock	Total
Balance at 12/31/11	$173	$173
Accrued discounts/premiums	—	—
Realized gain (loss)	(2,127)	(2,127)
Change in unrealized gain (loss)	330	330
Purchases	2,097	2,097
Sales	(473)	(473)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at 03/31/12	$—	$—

Change in unrealized appreciation relating to securities still held at 03/31/12	$—	$—

The Total Return Fund fair valued one security at March 31, 2012, that was determined by the Valuation Committee in accordance with procedures approved by the Board of Directors. The security was fair valued due to a trading suspension. The Valuation Committee utilized the observable input of the last traded price and also applied a 15% discount based on the expected reasons that lead to the trading suspension. The market value of the security at March 31, 2012 was $135,385, which represented 0.004% of net assets. The security was classified as Level 3 at March 31, 2012, which was transferred from Level 1 as of December 31, 2012. There were no other transfers between fair value levels as of March 31, 2012.

Subsequent Event

The International Equity Fund was liquidated on April 30, 2012.

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows:

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
U.S. Equity Fund	$29,124,247	$6,098,399	$(1,353,730)	$4,744,669
S&P 500 Index Fund	166,395,979	63,796,378	(26,995,957)	36,800,421
Core Value Equity Fund	15,016,990	2,676,153	(365,763)	2,310,390
Premier Growth Equity Fund	31,596,905	10,875,847	(2,078,665)	8,797,182
Small-Cap Equity Fund	42,705,011	8,924,171	(2,114,587)	6,809,584
International Equity Fund	10,431,578	1,277,212	(909,636)	367,576
Real Estate Securities	67,178,724	14,518,093	(1,470,583)	13,047,510
Mid-Cap Equity Fund	61,474,888	22,862,534	(6,047,749)	16,814,785
Total Return Fund	2,733,688,010	285,356,416	(95,678,367)	189,678,049
Income Fund	54,783,191	1,484,485	(892,242)	592,243
Money Market Fund	210,006,302	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: May 23, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: May 23, 2012